Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a) (b)
........... USD 250 $ 249,625
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.14%, 05/15/42
(a) (b)
........... 205 204,910
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME Term
SOFR at 0.72% Floor + 0.83%), 4.51%,
12/25/33 ...................... 93 91,334
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
4.05%, 05/25/37 ................. 81 11,752
ACREC LLC, Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.13%, 01/18/43
(a) (b)
................. 300 299,112
ACRES LLC, Series 2025-FL3, Class A, (1-mo.
CME Term SOFR at 1.62% Floor + 1.62%),
5.30%, 08/18/40
(a) (b)
................. 1,036 1,036,290
Affirm Asset Securitization Trust, Series 2025-X2,
Class B, 4.56%, 10/15/30
(b)
............ 100 99,926
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 124 124,751
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,313
Series 2026-1A, Class A, 4.37%, 02/15/34 .. 379 377,479
Series 2026-2A, Class A, 4.67%, 04/16/35 .. 312 311,556
AGL CLO 42 Ltd., Series 2025-42A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 07/22/38
(a) (b)
........... 250 250,050
AIMCO CLO 18 Ltd., Series 2022-18A, Class
A1LR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 07/20/37
(a) (b)
...... 250 250,126
Anchorage Capital CLO 34 Ltd., Series 2025-
34A, Class A1, (3-mo. CME Term SOFR at
1.27% Floor + 1.27%), 4.94%, 01/15/39
(a) (b)
. 250 249,920
Arbor Realty Commercial Real Estate Notes
LLC
(a)(b)
Series 2025-FL1, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
01/20/43 ...................... 640 637,901
Series 2026-FL1, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.17%,
09/20/43 ...................... 250 249,857
Ares Direct Lending CLO LLC, Series 2025-2A,
Class A1, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.20%, 10/16/37
(a) (b)
...... 250 250,471
Ares LXX CLO Ltd., Series 2023-70A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 01/25/39
(a) (b)
.......... 250 249,757
Ares XLIV CLO Ltd., Series 2017-44A, Class
CRR, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 6.42%, 04/15/34
(a) (b)
.......... 250 246,126
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.27%, 05/25/35
(a)
....... 26 22,005
Ballyrock CLO 22 Ltd., Series 2024-22A, Class
C, (3-mo. CME Term SOFR at 3.50% Floor +
3.50%), 7.17%, 04/15/37
(a) (b)
........... 250 250,524
Ballyrock CLO 32 Ltd.
(a)(b)
  (3-mo. CME Term SOFR + 1.21%), 4.88%,
01/25/39 ...................... 250 249,689
Series 2025-32A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
01/25/39 ...................... 250 250,026
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.17%,
12/10/30
(a) (c) (d)
..................... USD 300 $ 19,490
BARC, Series 2026-CES1, Class A1A, 4.84%,
01/25/56
(b) (e)
...................... 481 475,907
Barrow Hanley CLO II Ltd., Series 2023-2A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 03/31/38
(a) (b)
...... 250 250,100
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.79%,
02/28/40 ...................... 61 54,871
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.79%,
12/28/40 ...................... 11 11,068
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 03/30/38
(a) (b)
........... 250 249,624
BBAM US CLO V Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 07/25/38
(a) (b)
........... 250 250,160
BBAM US CLO VI Ltd., Series 2025-6A, Class
A1, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.06%, 01/27/39
(a) (b)
........... 250 249,894
BBVA Consumer Fondo de Titulizacion
(a)(f)
Series 2026-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 2.50%), 4.51%, 05/20/39 . EUR 100 114,272
Series 2026-1, Class F, (3-mo. EURIBOR at
0.00% Floor + 5.10%), 7.11%, 05/20/39 . 100 114,519
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 .. USD 40 2,123
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 37 2,036
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 27 1,559
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 03/25/37 ................. 9 9,106
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
4.49%, 04/25/37 ................. 218 208,896
Benefit Street Partners CLO 42 Ltd., Series
2025-42A, Class A, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 4.97%, 10/25/38
(a) (b)
250 249,996
Benefit Street Partners CLO 44 Ltd., Series
2025-44A, Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 4.94%, 01/15/39
(a) (b)
250 249,821
Benefit Street Partners CLO 48 Ltd., Series
2026-48A, Class A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 4.86%, 04/20/38
(a) (b)
250 250,000
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class A, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.04%,
10/15/37
(a) (b)
...................... 250 250,087
Benefit Street Partners CLO XXV Ltd., Series
2021-25A, Class A1R, (3-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.67%,
01/15/35
(a) (b)
...................... 500 498,742
Benefit Street Partners CLO XXXVII Ltd., Series
2024-37A, Class A, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.02%, 01/25/38
(a) (b)
1,000 1,000,512
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 250 250,034

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
(a)(b)
Series 2015-3A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 4.93%,
04/20/31 ...................... USD 32 $ 32,195
Series 2018-3A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
10/25/30 ...................... 250 249,953
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A2, (3-mo. CME Term SOFR at
0.00% Floor + 1.86%), 5.53%, 10/20/30
(a) (b)
. 250 249,848
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (e)
.... 110 110,312
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.07%, 01/15/39
(a) (b)
........... 250 249,928
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.00%, 07/20/38
(a) (b)
........... 260 260,096
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.32%, 10/18/42
(a) (b)
................. 314 313,728
Canyon CLO Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37
(a) (b)
........... 330 330,277
Cardiff Auto Receivables Securitisation plc
(a)(f)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 08/20/31 ................. GBP 100 132,956
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 08/20/31 ................. 100 133,276
Carlyle US CLO Ltd., Series 2025-6A, Class A1,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.88%, 01/20/39
(a) (b)
........... USD 250 249,735
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
3.95%, 10/25/36
(a)
.................. 12 12,164
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 4.11%, 10/25/36
(a)
............. 30 20,872
CIFC Funding Ltd.
(a)(b)
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
01/18/38 ...................... 860 859,476
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.16% Floor + 1.16%),
4.83%, 04/16/39 ................. 250 249,529
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38 ...................... 250 249,936
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.40%,
10/24/38 ...................... 250 250,020
Series 2025-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.81%,
10/24/38 ...................... 250 250,434
Series 2025-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.96%,
10/24/38 ...................... 250 250,023
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
3.99%, 05/25/37 ................. 139 94,731
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.06%, 05/25/37 ................. USD 63 $ 43,014
Compass Datacenters Issuer III LLC, Series
2025-3A, Class A2, 5.29%, 07/25/50
(b)
..... 189 187,143
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 100 100,388
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 .. 7 6,955
Series 1997-6, Class M1, 7.21%, 01/15/29 .. 4 3,975
Series 1999-5, Class A5, 7.86%, 03/01/30 .. 23 5,525
Series 1999-5, Class A6, 7.50%, 03/01/30 .. 24 5,597
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
. 56 6,335
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
. 151 17,841
Series 2000-5, Class A7, 8.20%, 05/01/31 .. 134 23,347
Consolidated Communications LLC
(b)
Series 2025-4A, Class B, 5.77%, 12/20/55 .. 970 973,722
Series 2026-1A, Class A2, 5.08%, 03/20/56 . 205 202,337
Series 2026-1A, Class B, 5.42%, 03/20/56 .. 117 115,398
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term SOFR
at 0.22% Floor + 0.33%), 4.01%, 12/25/25
(a)
. —
(g)
183
CQS US CLO Ltd., Series 2023-3A, Class B,
(3-mo. CME Term SOFR at 2.65% Floor +
2.65%), 6.32%, 01/25/37
(a) (b)
........... 250 249,035
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 2.92%,
12/25/36
(e)
..................... 9 7,547
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (e)
.................... 27 27,181
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (e)
.................... 73 2,070
Series 2007-CB6, Class A4, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.13%,
07/25/37
(a) (b)
.................... 30 19,667
Creeksource Dunes Creek CLO Ltd., Series
2024-1A, Class A1, (3-mo. CME Term SOFR
at 1.41% Floor + 1.41%), 5.08%, 01/15/38
(a) (b)
250 250,211
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b) (e)
............. 91 91,098
CWABS Asset-Backed Certificates Trust, Series
2005-16, Class 1AF, 4.53%, 04/25/36
(a)
.... 58 51,597
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 4.06%, 03/15/34
(a)
............ 4 3,528
CWABS, Inc. Asset-Backed Certificates Trust
(a)
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 4.69%,
10/25/34 ...................... 49 47,763
Series 2006-14, Class M1, (1-mo. CME Term
SOFR at 0.44% Floor + 0.55%), 4.23%,
02/25/37 ...................... 244 261,761
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 .......... 1 1,342
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 3.97%, 05/15/35 ........... —
(g)
257
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 3.97%, 05/15/36 ........... 7 6,598

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 3.94%, 11/15/36 ............ USD 4 $ 4,352
DB Master Finance LLC, Series 2025-1A, Class
A2I, 4.89%, 08/20/55
(b)
............... 387 383,343
Deephaven Residential Mortgage Trust, Series
2025-CES1, Class A1A, 5.22%, 10/25/55
(b) (e)
109 109,215
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 04/20/38
(a) (b)
...... 1,300 1,300,196
Diameter Capital CLO 12 Ltd., Series 2025-12A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.16%, 10/20/38
(a) (b)
...... 500 499,733
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.91%, 01/15/39
(a) (b)
...... 250 249,872
Domain Greenbough Issuer 2 LLC, 14.57%,
01/23/32
(a) (b) (h)
..................... 173 172,416
Dowson plc
(a)(f)
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
7.68%, 08/20/31 ................. GBP 246 325,132
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
10.68%, 08/20/31 ................ 360 471,771
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class AR2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 4.80%, 08/15/31
(a) (b)
...... USD 332 331,900
Dryden 85 CLO Ltd., Series 2020-85A, Class
A1LN, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 07/15/37
(a) (b) (h)
..... 250 250,737
Edgeconnex Data Centers Europe BV, Series
2026-1X, Class A2, 4.50%, 04/30/56
(e) (f)
.... EUR 259 291,699
Elmwood CLO 36 Ltd., Series 2024-12RA, Class
AR, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.01%, 10/20/37
(a) (b)
........... USD 500 500,248
FIGRE Trust
(a)(b)
Series 2024-SL1, Class A1, 5.75%, 07/25/53 158 158,654
Series 2025-HE1, Class A, 5.83%, 01/25/55 . 1,371 1,379,792
Series 2025-HE7, Class A, 5.15%, 11/25/55 . 148 146,627
Series 2026-HE1, Class A, 4.98%, 01/25/56 . 158 157,176
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
4.42%, 10/25/34 ................. 33 30,224
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 12/25/36 ................. 475 184,276
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.94%, 12/25/36 ................. 230 202,563
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.39%, 01/25/36 ................. 99 90,269
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... 299 297,740
Fortuna Consumer Loan ABS DAC
(a)(f)
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 6.05%, 10/18/34 . EUR 73 85,789
Series 2026-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 0.00%, 10/18/37 . 100 115,126
Foundation Finance Trust, Series 2025-1A, Class
A, 4.95%, 04/15/50
(b)
................ USD 180 180,598
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Fremont Home Loan Trust, Series 2006-3, Class
1A1, (1-mo. CME Term SOFR at 0.28% Floor
+ 0.39%), 4.07%, 02/25/37
(a)
........... USD 57 $ 42,540
FS Rialto Issuer LLC
(a)(b)
Series 2024-FL9, Class A, (1-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.31%,
10/19/39 ...................... 209 209,089
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.13%,
01/19/44 ...................... 133 132,572
FTA Consumo Santander
(a)(f)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.33%, 07/20/38 ...... EUR 64 74,040
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.68%, 07/20/38 ...... 64 73,967
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 3.61%, 09/22/43
(a) (f)
............ 54 63,244
GoldenTree Loan Management US CLO 23
Ltd., Series 2024-23A, Class A, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%), 4.94%,
01/20/39
(a) (b)
...................... USD 820 819,987
GoldenTree Loan Management US CLO 25
Ltd., Series 2025-25A, Class A, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%), 4.99%,
04/20/37
(a) (b)
...................... 250 250,123
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 04/17/38
(a) (b)
...... 250 250,101
Golub Capital Partners CLO 17 Ltd., Series
2013-17A, Class A1RR, (3-mo. CME Term
SOFR at 1.47% Floor + 1.47%), 5.13%,
02/09/39
(a) (b)
...................... 750 751,436
Golub Capital Partners CLO 44M Ltd., Series
2019-44A, Class A1R, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 5.24%,
10/21/38
(a) (b)
...................... 730 725,912
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 226 227,856
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 459 459,955
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 86 87,908
Series 2025-3A, Class A, 5.00%, 10/20/49 .. 652 649,367
Great Lakes CLO IX Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.22%, 01/15/39
(a) (b)
........... 250 250,532
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 46 46,210
Series 2024-2, Class B, 5.26%, 10/27/59 ... 86 86,347
Series 2025-2A, Class C, 5.26%, 06/25/60 .. 130 129,764
Series 2025-3A, Class A3, 4.52%, 12/27/60 . 244 243,696
GS Mortgage-Backed Securities Trust
(b)(e)
Series 2026-CES1, Class A1, 4.90%,
05/25/56 ...................... 637 631,564
Series 2026-CES1, Class A2, 5.27%,
05/25/56 ...................... 139 137,793
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
.............. 24 4,062
GSAMP Trust
(a)
Series 2006-HE4, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.56%),
4.24%, 06/25/36 ................. 200 175,438
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.19%,
01/25/47 ...................... 18 8,609

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.17%, 02/25/37 ................. USD 40 $ 39,340
Hill FL BV, Series 2025-1FL, Class E, (1-mo.
EURIBOR at 0.00% Floor + 2.64%), 4.60%,
10/18/32
(a) (f)
....................... EUR 138 159,794
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.09%, 05/25/37
(a)
........... USD 42 36,064
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo. CME
Term SOFR at 2.03% Floor + 2.14%), 3.88%,
07/25/34
(a)
....................... 8 8,136
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
.......... 47 3,947
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 5.63%,
07/21/87
(a) (f)
....................... AUD 165 112,999
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 4.87%,
09/20/33
(a) (b)
...................... USD 374 374,770
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.41%, 10/19/42
(a) (b)
................. 100 99,931
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 07/15/38
(a) (b)
........... 250 250,104
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (e)
......... 1 784
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 4.20%,
05/25/36
(a)
....................... 31 30,921
J.P. Morgan Mortgage Trust, Series 2026-CES1,
Class A1B, 4.96%, 06/25/56
(b) (e)
......... 354 351,349
Jersey Mike's Funding LLC, Series 2026-1A,
Class A2II, 5.48%, 02/15/56
(b)
.......... 892 876,643
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 04/22/36
(a) (b)
...... 250 249,831
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
ARR, (3-mo. CME Term SOFR at 1.43% Floor
+ 1.43%), 5.10%, 07/20/37
(a) (b)
.......... 250 250,151
KKR CLO 28 Ltd., Series 28A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor + 1.12%),
4.79%, 02/09/35
(a) (b)
................. 250 249,700
KKR CLO 34 Ltd., Series 34A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor + 1.10%),
4.77%, 07/15/34
(a) (b)
................. 250 249,644
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.00%,
04/15/31
(a) (b)
...................... 54 54,359
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor + 1.28%), 4.95%,
07/20/34
(a) (b)
...................... 250 250,000
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
....................... 6 5,789
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.09%, 12/25/37
(a)
............ 10 9,969
Lendmark Funding Trust
(b)
Series 2025-3A, Class A, 4.51%, 05/21/35 .. 449 445,886
Series 2025-3A, Class B, 4.83%, 05/21/35 .. 100 98,850
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LMRE 2025 SFR1 Trust, Series 2025-SFR1,
Class A, 4.50%, 12/17/42
(b)
............ USD 166 $ 161,585
LoanCore Issuer LLC, Series 2025-CRE9, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.13%, 08/18/42
(a) (b)
........... 515 513,204
London Cards No. 3 plc, Series 3X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.73%, 12/15/35
(a) (f)
...... GBP 100 132,214
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
........... USD 174 175,165
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/27/34
(a) (b)
. 250 249,930
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 4.81%, 04/23/38
(a) (b)
. 250 249,179
Madison Park Funding LXXIII Ltd., Series 2025-
73A, Class B, (3-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.66%, 10/17/38
(a) (b)
. 250 250,495
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 5.03%, 07/16/37
(a) (b)
. 260 260,094
Mariner Finance Issuance Trust
(b)
Series 2024-BA, Class A, 4.91%, 11/20/38 .. 238 238,742
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 100 101,823
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 176 177,310
Series 2025-BA, Class A, 4.59%, 11/22/38 .. 379 377,137
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 4.31%, 06/25/46
(a) (b)
...... 5 4,741
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
4.18%, 08/25/37 ................. 35 36,917
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
3.97%, 06/25/37 ................. 23 4,745
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.03%, 02/18/41
(a) (b)
................. 234 233,130
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL19, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%), 5.17%,
05/18/42
(a) (b)
...................... 169 169,104
Mila BV, Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor + 2.72%), 4.66%,
10/12/42
(a) (f)
....................... EUR 100 115,065
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.39%, 12/25/34 ................. USD 155 148,236
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
4.66%, 09/25/35 ................. 97 81,961
Navient Refinance Loan Trust
(b)
Series 2025-B, Class A, 4.72%, 09/15/55 ... 322 320,184
Series 2025-C, Class A, 4.80%, 10/15/55 ... 227 225,927
Nelnet Student Loan Trust
(b)
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 4.77%,
03/15/57
(a)
..................... 275 273,842
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.02%,
05/17/55
(a)
..................... 793 796,924
Series 2025-BA, Class B, 4.98%, 05/17/55 . 420 415,850

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-BA, Class C, 5.38%, 05/17/55 . USD 170 $ 167,238
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.02%,
06/22/65
(a)
..................... 330 332,334
Series 2025-CA, Class D, 5.82%, 06/22/65 . 235 229,199
Newday Funding Master Issuer plc, Series
2024-2X, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.65%), 6.38%,
07/15/32
(a) (f)
....................... GBP 100 133,400
Oaktree CLO Ltd.
(a)(b)
Series 2021-2A, Class AR, (3-mo. CME Term
SOFR at 0.97% Floor + 0.97%), 4.64%,
01/15/35 ...................... USD 250 249,478
Series 2025-31A, Class A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 4.99%,
07/15/38 ...................... 250 250,063
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 .. 12 3,430
Series 2001-D, Class A4, 6.93%, 09/15/31 .. 7 2,418
Series 2002-B, Class M1, 7.62%, 06/15/32 . 49 49,409
OCP CLO Ltd.
(a)(b)
Series 2020-8RA, Class AR2, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
4.89%, 10/17/38 ................. 250 249,811
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.85%, 04/20/38 ................. 750 748,494
Series 2021-22A, Class AR, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
10/20/37 ...................... 250 250,039
Series 2025-46A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%), 5.05%,
10/15/38 ...................... 250 249,691
OHA Credit Funding 10-R Ltd., Series 2021-
10RA, Class A1, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 4.93%, 07/18/37
(a) (b)
. 250 249,750
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/19/38
(a) (b)
. 300 299,996
OHS Issuer LLC, Series 2026-1, Class A2,
5.98%, 02/25/61
(b)
.................. 467 457,475
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.00%, 03/25/37
(a)
................ 90 77,771
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
..................... 56 47,788
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
..................... 132 113,761
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37
(e)
..................... 32 31,839
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. CME Term
SOFR at 1.20% Floor and 18.00% Cap +
1.31%), 4.99%, 10/15/37
(a) (b)
........... 1 1,172
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(e)
.............. 50 45,802
OZLM Funding II Ltd., Series 2012-2A, Class
AR4, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 07/30/37
(a) (b)
.......... 250 249,780
OZLM XVIII Ltd., Series 2018-18A, Class B,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 5.48%, 04/15/31
(a) (b)
........... 227 226,642
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.90%, 08/14/38 ................. USD 700 $ 699,400
Series 2025-4A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.23%,
10/20/38 ...................... 250 249,970
Park Blue CLO Ltd.
(a)(b)
Series 2025-9A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.43%,
10/20/38 ...................... 910 910,729
Series 2025-9A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.08%,
10/20/38 ...................... 250 250,722
Series 2025-10A, Class A1, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
01/20/39 ...................... 250 249,949
Pavillion Consumer plc, Series 2025-1X, Class
C, (Sterling Overnight Index Average at 0.00%
Floor + 1.60%), 5.33%, 01/25/36
(a) (f)
...... GBP 100 132,100
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.18%,
08/18/43
(a) (b)
...................... USD 134 133,999
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
........ 333 328,749
Post CLO Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
10/20/38 ...................... 250 250,066
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/20/38 ...................... 250 250,155
Rad CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.10%, 01/15/35
(a) (b)
........... 250 250,045
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a) (b)
........... 1,050 1,050,302
Regatta 35 Funding Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 10/15/38
(a) (b)
........... 500 500,058
Regatta IX Funding Ltd., Series 2017-1A, Class
B1R, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 5.67%, 04/17/37
(a) (b)
.......... 847 847,907
Regional Management Issuance Trust
(b)
Series 2024-2, Class A, 5.11%, 12/15/33 ... 100 100,384
Series 2025-2, Class A, 4.59%, 11/16/37 ... 553 546,922
Republic Finance Issuance Trust
(b)
Series 2024-B, Class A, 5.42%, 11/20/37 ... 465 470,876
Series 2024-B, Class B, 5.86%, 11/20/37 ... 164 166,561
Series 2025-A, Class A, 4.59%, 11/20/34 ... 230 228,981
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
....................... 348 340,280
Rockford Tower CLO Ltd., Series 2025-3A, Class
A1, (3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.96%, 03/31/38
(a) (b)
........... 250 249,785
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
4.98%, 01/15/37
(a) (b)
................. 500 500,079
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 01/30/38
(a) (b)
...... 250 250,106

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sandstone Peak II Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.08%,
07/20/38 ...................... USD 250 $ 250,098
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
07/20/38 ...................... 250 250,070
Sandstone Peak IV Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.95%, 01/20/39
(a) (b)
........... 250 250,034
Santander Consumo 10 FT
(a)(f)
Series 10, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.74%, 05/22/41 . EUR 100 115,589
Series 10, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.14%, 05/22/41 . 100 115,589
SC Austria SARL, Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.80%), 3.83%,
07/25/41
(a) (f)
....................... 100 115,958
SC Germany SA Compartment Consumer, Series
2025-2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.44%, 12/15/38
(a) (f)
...... 100 115,180
Secucor Finance DAC
(a)(f)
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.40%), 5.34%, 09/20/36 . 100 114,964
Series 2025-1, Class F, (1-mo. EURIBOR at
0.00% Floor + 6.20%), 8.14%, 09/20/36 . 100 116,238
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
.................. USD 139 136,259
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR at
0.42% Floor + 0.53%), 4.21%, 10/25/36
(a)
.. 100 80,833
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 01/20/38
(a) (b)
.......... 250 249,974
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(a) (b)
........... 250 250,077
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.88%, 04/15/38
(a) (b)
........... 250 249,669
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.82%, 01/20/38
(a) (b)
. 250 249,312
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... 2 1,784
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.12%,
03/15/56
(a)
..................... 156 157,117
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 100,888
Series 2026-B, Class A, 4.40%, 02/25/36 ... 954 953,916
Series 2026-B, Class B, 4.90%, 02/25/36 ... 75 74,919
Series 2026-B, Class C, 5.20%, 02/25/36 .. 75 74,899
Series 2026-B, Class D, 5.56%, 02/25/36 .. 75 74,912
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR at
0.80% Floor + 0.91%), 4.59%, 01/25/35
(a)
.. 1 890
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 156 156,841
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
.................. 314 313,212
Sycamore Tree CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.06%, 01/20/38
(a) (b)
........... 250 250,174
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXI Ltd., Series 2019-21A, Class
AR2, (3-mo. CME Term SOFR at 0.90% Floor
+ 0.90%), 4.57%, 07/15/32
(a) (b)
.......... USD 162 $ 161,834
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
............... 439 432,255
TAGUS - Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 5.95%, 10/27/42
(a) (f)
.. EUR 70 81,634
Towd Point Mortgage Trust, Series 2025-CRM1,
Class A1, 5.80%, 01/25/65
(b) (e)
.......... USD 1,340 1,348,390
Trestles CLO IX Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 5.13%, 01/15/39
(a) (b)
........... 250 249,933
Trimaran CAVU Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 4.94%,
03/20/38 ...................... 250 249,869
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.05%,
01/25/38 ...................... 460 460,282
Trinitas CLO XVIII Ltd., Series 2021-18A, Class
A1R, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 4.89%, 01/20/35
(a) (b)
.......... 250 249,781
Truist Bank Auto Credit-Linked Notes, Series
2025-1, Class B, 4.73%, 09/26/33
(b)
...... 347 347,055
UPG HI Issuer Trust, Series 2025-2, Class A,
5.00%, 09/25/47
(b)
.................. 138 137,441
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST5, Class B, 5.25%, 09/15/32 . 100 99,861
Series 2025-ST6, Class A, 4.61%, 10/15/32 . 100 100,213
Series 2025-ST7, Class A, 4.55%, 11/15/32 . 258 258,265
Series 2025-ST7, Class B, 4.98%, 11/15/32 . 187 186,909
Series 2025-ST8, Class C, 5.25%, 12/15/33 . 139 138,301
Upland CLO Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.91%), 5.58%, 04/20/31
(a) (b)
........... 142 141,982
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 382 379,936
Vista Point Securitization Trust
(b)(e)
Series 2025-CES3, Class A1, 5.30%, 11/25/55 353 351,959
Series 2026-CES1, Class A1, 5.03%,
02/25/56 ...................... 1,787 1,769,680
Series 2026-CES1, Class A2, 5.23%,
02/25/56 ...................... 271 266,508
Voya CLO Ltd., Series 2013-2A, Class A1R,
(3-mo. CME Term SOFR at 0.97% Floor +
1.23%), 4.90%, 04/25/31
(a) (b)
........... 4 3,533
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 01/20/38
(a) (b)
...... 679 679,407
Washington Mutual Asset-Backed Certificates
Trust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.15%, 09/25/36 ................. 114 28,609
Series 2006-HE5, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.10%,
10/25/36 ...................... 91 70,421
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.82%, 04/18/38
(a) (b)
. 250 249,189
Whitebox CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 01/24/37
(a) (b)
...... 250 249,475

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/24/37
(a) (b)
...... USD 450 $ 450,280
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.19%, 06/25/37
(a) (b)
........... 70 21,357
Total Asset-Backed Securities — 7 .2%
(Cost: $ 71,004,466 ) ............................... 70,119,906
Shares
Shares
Common Stocks
Banks — 0.1%
Flagstar Bank NA ..................... 24,883 327,709
Capital Markets — 0.0%
Wealthfront Corp.
(d)
................... 3,067 28,370
Chemicals — 0.0%
Methanex Corp. ...................... 1,775 105,683
Commercial Services & Supplies — 0.0%
WOM New Holdco
(d) (h)
.................. 86 1,978
Communications Equipment — 0.0%
Vistance Networks, Inc.
(d)
............... 3,851 70,088
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc. , Class A .... 847 47,864
Entertainment — 0.0%
Walt Disney Co. (The) ................. 281 27,083
Hotels, Restaurants & Leisure — 0.0%
(d)
Caesars Entertainment, Inc. ............. 3,483 92,056
Genius Sports Ltd. .................... 28,152 124,713
Six Flags Entertainment Corp. ............ 2,868 50,907
267,676
Household Durables — 0.0%
Century Communities, Inc. .............. 1,535 88,078
KB Home .......................... 599 30,998
Meritage Homes Corp. ................. 1,221 75,507
194,583
Media — 0.0%
(d)
AMC Networks, Inc. , Class A ............. 7,408 50,300
EchoStar Corp. , Class A ................ 2,252 263,642
313,942
Metals & Mining — 0.0%
Algoma Steel Group, Inc. ............... 15,104 62,379
USA Rare Earth LLC , (Acquired 01/26/26 , cost
$ 131,000 )
(d) (i)
...................... 6,093 92,218
154,597
Oil, Gas & Consumable Fuels — 0.1%
APA Corp. ......................... 1,691 71,766
Marathon Petroleum Corp. .............. 259 63,243
PBF Energy, Inc. , Class A ............... 1,353 64,430
SM Energy Co. ...................... 3,296 102,769
Valero Energy Corp. ................... 134 33,109
335,317
Security
Shares
Shares Value
Trading Companies & Distributors — 0.0%
QXO, Inc.
(d)
......................... 1,321 $ 25,654
Total Common Stocks — 0 .2%
(Cost: $ 2,114,631 ) ............................... 1,900,544
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co. (The)
6.63% , 02/15/38 ................... USD 162 176,241
3.65% , 03/01/47 ................... 100 70,346
5.93% , 05/01/60 ................... 219 210,215
7.01% , 05/01/64 ................... 106 117,185
Honeywell Aerospace, Inc.
(b)
4.95% , 03/16/36 ................... 189 187,527
5.73% , 03/16/56 ................... 180 177,921
L3Harris Technologies, Inc., 5.35%, 06/01/34 .. 46 46,756
Leidos, Inc., 5.00%, 03/15/36 ........... 14 13,535
Lockheed Martin Corp.
4.45% , 05/15/28 ................... 177 178,054
3.80% , 03/01/45 ................... 61 48,191
4.15% , 06/15/53 ................... 100 78,943
Northrop Grumman Corp., 4.03%, 10/15/47 ... 86 67,693
RTX Corp.
3.13% , 05/04/27 ................... 100 98,707
6.10% , 03/15/34 ................... 112 120,607
3.75% , 11/01/46 ................... 200 152,116
3.13% , 07/01/50 ................... 100 65,757
TransDigm, Inc., 7.13%, 12/01/31
(b)
........ 100 103,216
1,913,010
Air Freight & Logistics — 0.0%
FedEx Corp.
2.40% , 05/15/31 ................... 100 90,050
4.10% , 02/01/45 ................... 100 78,591
168,641
Automobile Components — 0.0%
ZF Europe Finance BV, 7.00%, 06/12/30
(f)
.... EUR 100 117,905
Automobiles — 0.1%
Ford Motor Co., 4.75%, 01/15/43 ......... USD 131 98,954
General Motors Co.
5.35% , 04/15/28 ................... 105 106,496
6.25% , 04/15/35 ................... 105 109,189
6.25% , 10/02/43 ................... 95 93,291
Nissan Motor Acceptance Co. LLC, 5.63%,
09/29/28
(b)
...................... 46 45,142
Nissan Motor Co. Ltd., 6.38%, 07/17/33
(f)
.... EUR 100 115,000
568,072
Banks — 2.2%
ABN AMRO Bank NV, 4.63%, 11/08/30
(f)
..... GBP 200 257,633
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.55% ,
03/14/28
(a)
..................... USD 200 201,691
4.63% , 11/17/30
(f)
.................. GBP 200 258,759
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(a)
..................... USD 200 179,519
6.92% , 08/08/33 ................... 400 431,716
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 534 524,586
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 100 95,144

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29 ...................... USD 100 $ 99,592
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ...................... 100 95,906
(3-mo. CME Term SOFR + 1.25%), 2.50% ,
02/13/31 ...................... 100 92,432
(1-day SOFR + 1.37%), 1.92% , 10/24/31 .. 220 194,974
(1-day SOFR + 1.33%), 2.97% , 02/04/33 .. 182 164,749
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 229 224,996
(1-day SOFR + 1.65%), 5.47% , 01/23/35 .. 212 216,409
(1-day SOFR + 1.74%), 5.52% , 10/25/35 .. 130 129,997
(1-day SOFR + 1.70%), 5.74% , 02/12/36 .. 100 101,727
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48% ,
09/21/36 ...................... 232 200,704
(1-day SOFR + 1.13%), 5.05% , 02/06/37 .. 135 133,204
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85% ,
03/08/37 ...................... 428 396,455
(1-day SOFR + 1.58%), 3.31% , 04/22/42 .. 291 221,909
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50 ...................... 193 156,476
Bank of Montreal
5.72% , 09/25/28 ................... 191 196,678
Series J , (1-day SOFR + 0.97%), 4.44% ,
01/14/32
(a)
..................... 33 32,491
Bank of Nova Scotia (The)
(a)
(1-day SOFR + 1.05%), 4.81% , 02/02/34 .. 38 37,460
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59% ,
05/04/37 ...................... 121 115,753
BNP Paribas SA, (3-mo. EURIBOR + 1.05%),
3.74%, 04/20/34
(a) (f)
................ EUR 300 338,908
Canadian Imperial Bank of Commerce, (1-day
SOFR + 1.03%), 4.86%, 03/30/29
(a)
...... USD 170 171,360
Citigroup, Inc.
6.63% , 01/15/28 ................... 100 103,878
(1-day SOFR + 1.89%), 4.66% , 05/24/28
(a)
. 200 200,377
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
..................... 309 304,013
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
. 437 412,749
5.92% , 12/11/30
(a)
.................. 1,114 1,061,326
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
. 221 219,999
(1-day SOFR + 2.34%), 6.27% , 11/17/33
(a)
. 12 12,825
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(a)
. 129 130,695
(3-mo. EURIBOR + 1.58%), 4.11% ,
04/29/36
(a)
..................... EUR 199 228,435
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(a)
. USD 121 119,946
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41% ,
09/19/39
(a)
..................... 94 91,825
5.88% , 01/30/42 ................... 187 189,287
Citizens Financial Group, Inc.
(a)
(1-day SOFR + 1.26%), 5.25% , 03/05/31 .. 110 111,310
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30% ,
01/29/36 ...................... 26 25,766
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
................. 134 138,913
First Citizens BancShares, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.85%), 5.60%, 09/05/35
(a)
..... 134 130,968
HSBC Holdings plc
(1-day SOFR + 1.03%), 4.90% , 03/03/29
(a)
. 200 201,092
(3-mo. CME Term SOFR + 1.87%), 3.97% ,
05/22/30
(a)
..................... 260 254,561
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 2.39%), 2.85% , 06/04/31
(a)
. USD 270 $ 249,521
(1-day SOFR + 2.39%), 6.25% , 03/09/34
(a)
. 267 282,926
(1-day SOFR + 3.02%), 7.40% , 11/13/34
(a)
. 286 315,981
6.50% , 09/15/37 ................... 117 124,919
Huntington Bancshares, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.70%), 6.14%, 11/18/39
(a)
..... 98 99,814
Intesa Sanpaolo SpA, (BPISDS01 + 2.59%),
6.50%, 03/14/29
(a) (f)
................ GBP 200 270,990
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. USD 100 97,482
(1-day SOFR + 0.93%), 4.98% , 07/22/28 .. 100 100,672
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 889 888,812
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 280 288,587
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31 ...................... 243 226,421
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 340 298,480
(1-day SOFR + 1.80%), 4.59% , 04/26/33 .. 100 98,668
(1-day SOFR + 1.81%), 6.25% , 10/23/34 .. 309 332,241
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 286 289,541
(1-day SOFR + 1.64%), 5.58% , 07/23/36 .. 108 109,372
(1-day SOFR + 1.19%), 4.81% , 10/22/36 .. 113 109,719
(3-mo. CME Term SOFR + 2.46%), 3.11% ,
04/22/41 ...................... 245 186,833
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48 ...................... 174 137,426
Keybank National Association, 5.00%, 01/26/33 286 281,881
Lloyds Banking Group plc, 4.38%, 03/22/28 ... 208 207,615
M&T Bank Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.43%), 5.40%, 07/30/35
(a)
............ 147 146,527
Mitsubishi UFJ Financial Group, Inc.
4.05% , 09/11/28 ................... 194 192,731
2.56% , 02/25/30 ................... 200 185,168
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 4.51% ,
01/14/32
(a)
..................... 200 197,102
Mizuho Financial Group, Inc.
(a)
(3-mo. CME Term SOFR + 1.39%), 3.15% ,
07/16/30 ...................... 278 265,493
(3-mo. CME Term SOFR + 1.77%), 2.20% ,
07/10/31 ...................... 225 202,666
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.07% ,
05/22/28 ...................... 200 196,787
(3-mo. SOFR + 2.13%), 4.45% , 05/08/30 .. 200 198,796
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.26%), 4.81% , 10/21/32 .. 152 151,494
(SOFR Index + 1.85%), 4.63% , 06/06/33 .. 297 288,685
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 80 81,016
Royal Bank of Canada
4.24% , 08/03/27 ................... 336 335,880
(SOFR Index + 0.86%), 4.52% , 10/18/28
(a)
. 148 148,164
(1-day SOFR + 0.98%), 4.31% , 11/03/31
(a)
. 39 38,339
Santander Holdings USA, Inc., (1-day SOFR +
1.94%), 5.35%, 09/06/30
(a)
............ 136 137,454
Sumitomo Mitsui Financial Group, Inc.
3.54% , 01/17/28 ................... 100 98,597
2.47% , 01/14/29 ................... 200 189,719
5.71% , 01/13/30 ................... 200 207,245
5.77% , 01/13/33 ................... 230 239,364
(1-day SOFR + 1.78%), 5.80% , 07/08/46
(a)
. 271 262,915
Toronto-Dominion Bank (The)
4.11% , 06/08/27 ................... 100 99,738

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.86% , 01/31/28 ................... USD 171 $ 172,376
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15% ,
09/10/34
(a)
..................... 215 215,236
Truist Financial Corp.
(a)
(1-day SOFR + 2.45%), 7.16% , 10/30/29 .. 223 237,012
(1-day SOFR + 2.30%), 6.12% , 10/28/33 .. 126 133,209
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 .. 213 213,191
(1-day SOFR + 2.02%), 5.78% , 06/12/29 .. 120 123,430
(1-day SOFR + 0.87%), 4.48% , 01/26/32 .. 138 136,546
(1-day SOFR + 1.60%), 4.84% , 02/01/34 .. 175 172,948
Washington Mutual Escrow Bonds
(c)(d)(h)
0.00% , 11/06/09 ................... 300 —
0.00% , 09/19/17
(j)
.................. 250 —
0.00% , 09/29/17 ................... 500 —
Wells Fargo & Co.
4.30% , 07/22/27 ................... 200 199,744
(1-day SOFR + 1.07%), 5.71% , 04/22/28
(a)
. 142 143,832
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28
(a)
..................... 100 99,055
(1-day SOFR + 1.98%), 4.81% , 07/25/28
(a)
. 167 167,693
(1-day SOFR + 1.79%), 6.30% , 10/23/29
(a)
. 353 367,647
(3-mo. CME Term SOFR + 4.03%), 4.48% ,
04/04/31
(a)
..................... 218 216,117
(1-day SOFR + 1.50%), 5.15% , 04/23/31
(a)
. 129 131,204
(1-day SOFR + 2.02%), 5.39% , 04/24/34
(a)
. 166 168,486
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(a)
. 190 205,723
(1-day SOFR + 1.74%), 5.61% , 04/23/36
(a)
. 128 130,986
5.38% , 11/02/43 ................... 100 93,478
4.65% , 11/04/44 ................... 127 106,483
(1-day SOFR + 1.23%), 5.43% , 01/23/47
(a)
. 67 63,485
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
..................... 130 114,529
Westpac Banking Corp.
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41% ,
08/10/33
(a)
..................... 100 101,302
3.13% , 11/18/41 ................... 28 20,568
21,805,254
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 119 115,903
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 ................... 100 101,271
4.95% , 01/15/42 ................... 235 219,218
5.55% , 01/23/49 ................... 145 140,820
Coca-Cola Co. (The)
2.00% , 03/05/31 ................... 319 286,617
5.30% , 05/13/54 ................... 95 91,053
Constellation Brands, Inc.
3.50% , 05/09/27 ................... 100 98,941
4.65% , 11/15/28 ................... 215 215,933
Heineken NV, 3.51%, 05/03/34
(f)
.......... EUR 224 252,724
Keurig Dr Pepper, Inc.
3.43% , 06/15/27 ................... USD 100 98,668
5.05% , 03/15/29 ................... 102 103,110
3.20% , 05/01/30 ................... 101 94,702
Pepsico Singapore Financing I Pte. Ltd.
4.55% , 02/16/29 ................... 100 101,017
4.70% , 02/16/34 ................... 137 136,270
PepsiCo, Inc.
3.60% , 02/18/28 ................... 100 99,223
4.60% , 02/07/30 ................... 100 101,299
Security
Par (000)
Par (000) Value
Beverages (continued)
3.50% , 03/19/40 ................... USD 100 $ 83,097
2,339,866
Biotechnology — 0.2%
AbbVie, Inc.
4.80% , 03/15/29 ................... 200 203,214
3.20% , 11/21/29 ................... 140 134,969
4.40% , 03/15/33 ................... 89 87,369
5.20% , 03/15/35 ................... 131 133,314
4.63% , 10/01/42 ................... 100 89,938
4.85% , 06/15/44 ................... 135 122,703
4.88% , 11/14/48 ................... 70 62,768
5.40% , 03/15/54 ................... 100 95,486
Amgen, Inc.
3.35% , 02/22/32 ................... 332 309,138
5.65% , 06/15/42 ................... 113 111,970
5.50% , 02/19/46 ................... 12 11,523
4.88% , 03/01/53 ................... 227 196,645
Baxalta, Inc., 5.25%, 06/23/45 ........... 106 98,665
Biogen, Inc., 5.05%, 01/15/31 ........... 166 169,249
Gilead Sciences, Inc.
4.80% , 11/15/29 ................... 152 154,826
5.65% , 12/01/41 ................... 127 129,229
2,111,006
Broadline Retail — 0.4%
Amazon.com, Inc.
4.10% , 11/20/30 ................... 96 94,875
4.25% , 03/13/31 ................... 100 99,263
4.88% , 03/13/36 ................... 40 39,635
5.65% , 03/13/46 ................... 35 34,879
3.95% , 04/13/52 ................... 824 631,797
5.80% , 03/13/56 ................... 125 124,900
4.85% , 03/16/64 ................... EUR 280 320,799
5.95% , 03/13/66 ................... USD 1,520 1,524,983
6.05% , 03/13/76 ................... 125 124,267
eBay, Inc., 3.60%, 06/05/27 ............ 100 99,109
Rakuten Group, Inc., 9.75%, 04/15/29
(f)
..... 700 745,919
3,840,426
Building Products — 0.0%
Carrier Global Corp., 2.72%, 02/15/30 ...... 184 171,841
Quikrete Holdings, Inc., 6.38%, 03/01/32
(b)
... 100 101,400
Standard Industries, Inc., 4.38%, 07/15/30
(b)
.. 100 94,256
367,497
Capital Markets — 1.6%
Ares Capital Corp., 5.88%, 03/01/29 ....... 156 157,106
Bank of New York Mellon Corp. (The)
3.30% , 08/23/29 ................... 166 159,946
Series J , (1-day SOFR + 1.61%), 4.97% ,
04/26/34
(a)
..................... 135 135,345
Blackstone Private Credit Fund
4.00% , 01/15/29 ................... 125 117,599
5.60% , 11/22/29 ................... 160 155,636
6.00% , 01/29/32 ................... 32 31,033
Blue Owl Capital Corp., 2.88%, 06/11/28 ..... 108 100,396
Blue Owl Credit Income Corp.
7.75% , 01/15/29 ................... 13 13,303
5.80% , 03/15/30 ................... 100 96,424
Blue Owl Finance LLC, 6.25%, 04/18/34 ..... 65 62,490
Brookfield Finance, Inc.
4.85% , 03/29/29 ................... 100 100,451
6.35% , 01/05/34 ................... 100 106,022
Charles Schwab Corp. (The), (1-day SOFR +
2.50%), 5.85%, 05/19/34
(a)
............ 130 136,535

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG, (1-day SOFR + 3.18%),
6.72%, 01/18/29
(a)
................. USD 150 $ 155,407
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.32%), 4.94% , 04/23/28 .. 526 528,570
(1-day SOFR + 1.73%), 4.48% , 08/23/28 .. 768 767,985
(1-day SOFR + 1.21%), 5.05% , 07/23/30 .. 205 207,470
(1-day SOFR + 1.08%), 5.21% , 01/28/31 .. 100 101,604
(1-day SOFR + 1.58%), 5.22% , 04/23/31 .. 100 101,687
(1-day SOFR + 0.96%), 4.52% , 01/21/32 .. 26 25,606
(1-day SOFR + 1.25%), 2.38% , 07/21/32 .. 106 93,574
(1-day SOFR + 1.41%), 3.10% , 02/24/33 .. 218 196,886
(3-mo. EURIBOR + 0.95%), 3.51% ,
08/17/33
(f)
..................... EUR 790 887,395
(1-day SOFR + 1.55%), 5.33% , 07/23/35 .. USD 62 62,210
(1-day SOFR + 1.19%), 5.07% , 01/21/37 .. 180 175,981
(3-mo. CME Term SOFR + 1.69%), 4.41% ,
04/23/39 ...................... 415 371,665
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39% ,
02/02/41 ...................... 134 129,464
GS Finance Corp.
(a)
5.95% , 01/15/31 ................... 2,360 2,264,989
6.11% , 02/17/31 ................... 646 627,459
7.35% , 02/17/31 ................... 1,341 1,305,124
Intercontinental Exchange, Inc.
4.00% , 09/15/27 ................... 105 104,526
3.63% , 09/01/28 ................... 100 98,413
4.35% , 06/15/29 ................... 132 131,714
4.60% , 03/15/33 ................... 97 95,648
LPL Holdings, Inc., 6.75%, 11/17/28 ....... 129 135,153
Macquarie Bank Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 1.32%), 5.31%,
08/20/36
(a) (f)
..................... AUD 400 273,264
Morgan Stanley
3.63% , 01/20/27 ................... USD 114 113,524
(1-day SOFR + 2.24%), 6.30% , 10/18/28
(a)
. 100 102,617
(1-day SOFR + 1.63%), 5.45% , 07/20/29
(a)
. 100 101,783
(1-day SOFR + 1.10%), 4.65% , 10/18/30
(a)
. 100 99,959
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(a)
. 12 10,790
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(a)
. 494 537,536
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(a)
. 156 159,046
(1-day SOFR + 1.76%), 5.66% , 04/17/36
(a)
. 415 425,069
(3-mo. EURIBOR + 1.55%), 4.10% ,
05/22/36
(a)
..................... EUR 368 422,140
(3-mo. EURIBOR + 1.12%), 3.75% ,
11/07/36
(a)
..................... 180 200,055
(1-day SOFR + 2.62%), 5.30% , 04/20/37
(a)
. USD 358 357,129
6.38% , 07/24/42 ................... 309 331,057
(1-day SOFR + 1.78%), 5.90% , 03/13/47
(a)
. 122 121,434
MSCI, Inc.
3.63% , 09/01/30
(b)
.................. 440 415,887
3.88% , 02/15/31
(b)
.................. 251 237,269
5.25% , 09/01/35 ................... 78 76,405
5.15% , 03/15/36 ................... 195 188,874
Nasdaq, Inc., 5.55%, 02/15/34 ........... 100 102,868
Nomura Holdings, Inc., 3.10%, 01/16/30 ..... 257 242,335
Prime Investments LLC, 11.00%, 05/01/30
(h)
.. 253 262,892
S&P Global, Inc., 2.95%, 03/01/29
(e)
....... 179 172,406
State Street Corp.
(a)
(1-day SOFR + 1.72%), 5.82% , 11/04/28 .. 213 217,701
(1-day SOFR + 1.89%), 5.16% , 05/18/34 .. 295 298,689
SURA Asset Management SA, 6.35%, 05/13/32
(b)
395 414,833
UBS AG, 5.65%, 09/11/28 ............. 200 206,392
16,032,770
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
Avient Corp., 7.13%, 08/01/30
(b)
.......... USD 100 $ 101,615
Brenntag Finance BV
3.38% , 10/02/31
(f)
.................. EUR 400 446,643
Celanese US Holdings LLC, 6.50%, 04/15/30 .. USD 100 102,049
Dow Chemical Co. (The)
4.38% , 11/15/42 ................... 78 61,128
5.55% , 11/30/48 ................... 106 91,553
DuPont de Nemours, Inc., 4.73%, 11/15/28 ... 118 118,692
Eastman Chemical Co., 4.50%, 02/20/31 .... 111 108,533
LYB International Finance III LLC, 4.20%,
05/01/50 ....................... 212 149,588
Maxam Prill SARL, 6.00%, 07/15/30
(f)
....... EUR 100 114,227
NOVA Chemicals Corp., 9.00%, 02/15/30
(b)
... USD 100 105,567
Nutrien Ltd., 4.90%, 03/27/28 ........... 251 253,071
Sherwin-Williams Co. (The)
4.55% , 03/01/28 ................... 123 123,473
4.30% , 08/15/28 ................... 124 123,733
Westlake Corp., 2.88%, 08/15/41 ......... 270 184,035
2,083,907
Commercial Services & Supplies — 0.1%
Biffa Group Holdings Ltd., 5.25%, 06/15/31
(f)
.. EUR 100 111,815
Garda World Security Corp., 8.25%, 08/01/32
(b)
USD 100 98,953
Republic Services, Inc., 4.88%, 04/01/29 .... 116 117,737
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 94 88,121
Waste Management, Inc.
1.15% , 03/15/28 ................... 164 154,822
2.00% , 06/01/29 ................... 180 167,982
Williams Scotsman, Inc., 6.63%, 04/15/30
(b)
... 100 101,579
841,009
Communications Equipment — 0.0%
Cisco Systems, Inc.
4.55% , 02/24/28 ................... 14 14,142
5.05% , 02/26/34 ................... 119 120,721
5.50% , 01/15/40 ................... 96 97,691
Motorola Solutions, Inc., 5.60%, 06/01/32 .... 95 98,394
330,948
Construction & Engineering — 0.1%
Cellnex Finance Co. SA, 3.88%, 01/19/36
(f)
... EUR 100 110,801
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(f)
...................... USD 500 500,000
Weekley Homes LLC, 4.88%, 09/15/28
(b)
..... 92 89,086
699,887
Consumer Finance — 0.7%
AerCap Ireland Capital DAC
4.88% , 04/01/28 ................... 150 151,035
3.40% , 10/29/33 ................... 200 176,950
Ally Financial, Inc., 8.00%, 11/01/31 ....... 111 123,080
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 .. 119 120,024
(SOFR Index + 1.28%), 5.28% , 07/27/29 .. 18 18,307
(1-day SOFR + 1.84%), 5.04% , 05/01/34 .. 157 157,238
(1-day SOFR + 1.79%), 5.67% , 04/25/36 .. 167 172,598
American Honda Finance Corp.
3.50% , 02/15/28 ................... 241 236,320
5.13% , 07/07/28 ................... 141 142,501
4.80% , 03/05/30 ................... 100 99,951
Capital One Financial Corp.
3.80% , 01/31/28 ................... 208 205,557
(1-day SOFR + 2.06%), 4.93% , 05/10/28
(a)
. 100 100,269
(SOFR Index + 3.37%), 7.96% , 11/02/34
(a)
. 137 157,118
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(a)
. 44 44,755
Caterpillar Financial Services Corp.
4.40% , 03/03/28 ................... 100 100,493

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.85% , 02/27/29 ................... USD 121 $ 123,126
4.70% , 11/15/29 ................... 440 446,050
Ford Motor Credit Co. LLC
6.95% , 06/10/26 ................... 200 200,471
4.27% , 01/09/27 ................... 300 298,629
5.92% , 03/20/28 ................... 368 372,664
4.97% , 04/06/29 ................... 480 474,078
6.05% , 03/05/31 ................... 200 201,770
General Motors Financial Co., Inc.
6.00% , 01/09/28 ................... 100 102,238
5.05% , 04/04/28 ................... 46 46,399
5.65% , 01/17/29 ................... 164 167,738
2.35% , 01/08/31 ................... 182 162,134
6.40% , 01/09/33 ................... 82 86,890
John Deere Capital Corp.
2.35% , 03/08/27 ................... 100 98,397
Series I , 4.25% , 06/05/28 ............. 71 71,224
Series I , 3.90% , 03/09/29 ............. 58 57,628
4.90% , 03/07/31 ................... 205 209,269
5.10% , 04/11/34 ................... 549 558,957
Muangthai Capital PCL
(f)
6.88% , 09/30/28 ................... 200 197,844
7.55% , 07/21/30 ................... 250 247,500
Muthoot Finance Ltd., 5.75%, 08/04/30
(f)
..... 200 192,100
Synchrony Financial, 5.15%, 03/19/29 ...... 252 252,611
Toyota Motor Credit Corp.
4.63% , 01/12/28 ................... 123 124,122
5.10% , 03/21/31 ................... 242 247,556
Volkswagen Financial Services NV, 2.13%,
01/18/28
(f)
...................... GBP 200 250,488
7,196,079
Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, 7.38%, 08/31/32
(f)
.... 100 131,450
Kroger Co. (The), 5.40%, 07/15/40 ........ USD 136 132,795
New Immo Holding SA, 5.88%, 04/17/28
(f)
.... EUR 100 115,799
Sysco Corp.
5.75% , 01/17/29 ................... USD 70 71,972
5.95% , 04/01/30 ................... 194 201,490
Target Corp., 4.50%, 09/15/34 ........... 69 67,172
Walmart, Inc.
5.25% , 09/01/35 ................... 203 211,602
3.63% , 12/15/47 ................... 22 16,932
949,212
Containers & Packaging — 0.1%
Ardagh Group SA, 9.50%, 12/01/30
(f)
....... 53 55,574
Clydesdale Acquisition Holdings, Inc., 8.75%,
04/15/30
(b)
...................... 56 52,252
International Paper Co., 6.00%, 11/15/41 .... 218 217,846
Mauser Packaging Solutions Holding Co., 9.25%,
04/15/30
(b)
...................... 100 92,917
Toucan FinCo. Ltd., 9.50%, 05/15/30
(b)
...... 181 159,846
WestRock MWV LLC, 7.95%, 02/15/31 ...... 151 171,114
749,549
Diversified Consumer Services — 0.0%
Multiversity SpA, 7.13%, 05/17/31
(f)
........ EUR 100 115,633
Diversified REITs — 0.2%
GLP Capital LP, 5.25%, 02/15/33 ......... USD 237 232,316
Simon Property Group LP
1.75% , 02/01/28 ................... 10 9,566
2.45% , 09/13/29 ................... 103 96,490
2.65% , 02/01/32 ................... 109 97,182
5.13% , 10/01/35 ................... 44 44,069
Trust Fibra Uno, 7.70%, 01/23/32
(f)
........ 389 410,737
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Uniti Group LP, 4.75%, 04/15/28
(b)
......... USD 100 $ 99,480
VICI Properties LP, 3.88%, 02/15/29
(b)
...... 647 628,758
1,618,598
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
4.50% , 05/15/35 ................... 100 94,786
5.15% , 03/15/42 ................... 547 500,052
5.85% , 04/30/46 ................... 72 70,162
5.70% , 11/01/54 ................... 295 276,217
3.85% , 06/01/60 ................... 189 127,161
CCO Holdings LLC
(b)
7.00% , 02/01/33 ................... 10 10,028
4.25% , 01/15/34 ................... 14 11,977
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 12 12,432
Comcast Corp.
3.15% , 02/15/28 ................... 104 102,053
2.65% , 02/01/30 ................... 104 97,395
5.50% , 11/15/32 ................... 121 125,664
5.65% , 06/15/35 ................... 100 103,384
3.90% , 03/01/38 ................... 24 20,611
4.65% , 07/15/42 ................... 255 220,183
2.94% , 11/01/56 ................... 247 136,829
4.95% , 10/15/58 ................... 100 81,712
5.50% , 05/15/64 ................... 33 29,226
Frontier Communications Holdings LLC
5.00% , 05/01/28
(b)
.................. 562 561,912
5.88% , 11/01/29 ................... 358 360,449
Level 3 Financing, Inc.
(b)
7.00% , 03/31/34 ................... 36 36,849
8.50% , 01/15/36 ................... 54 56,344
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
...................... 42 41,517
Telecom Argentina SA
(b)
9.25% , 05/28/33 ................... 31 31,964
8.50% , 01/20/36 ................... 18 18,093
Telefonica Emisiones SA, 7.05%, 06/20/36 ... 17 18,751
Verizon Communications, Inc.
3.88% , 02/08/29 ................... 100 99,043
7.75% , 12/01/30 ................... 100 112,747
1.75% , 01/20/31 ................... 15 13,151
4.50% , 08/10/33 ................... 124 120,272
5.25% , 03/16/37 ................... 381 376,429
6.55% , 09/15/43 ................... 209 223,957
4.52% , 09/15/48 ................... 141 115,266
4.00% , 03/22/50 ................... 195 147,243
4,353,859
Electric Utilities — 2.2%
AEP Transmission Co. LLC, 3.15%, 09/15/49 .. 506 332,708
Alabama Power Co.
5.50% , 03/15/41 ................... 43 42,631
3.85% , 12/01/42 ................... 53 42,507
American Transmission Co. LLC, 5.75%,
04/01/56
(b)
...................... 10 9,912
Arizona Public Service Co., 5.10%, 03/15/36 .. 1,131 1,111,971
Baltimore Gas & Electric Co.
5.30% , 06/01/34 ................... 225 230,745
3.75% , 08/15/47 ................... 77 57,532
2.90% , 06/15/50 ................... 100 62,843
Commonwealth Edison Co., Series 123, 3.75%,
08/15/47 ....................... 100 74,652
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(f)
...................... 659 650,491
ContourGlobal Power Holdings SA, 4.38%,
07/31/31
(f)
...................... EUR 100 109,457

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
DTE Electric Co., Series C, 2.63%, 03/01/31 .. USD 316 $ 290,093
Duke Energy Carolinas LLC, 3.45%, 04/15/51 . 477 328,963
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $458,000), 5.90%, 09/15/35
(h) (i)
...... 458 456,855
Duke Energy Ohio, Inc., 5.25%, 04/01/33 .... 131 133,856
Duke Energy Progress LLC, 2.50%, 08/15/50 .. 424 243,257
Entergy Louisiana LLC
3.10% , 06/15/41 ................... 12 8,955
5.70% , 03/15/54 ................... 320 310,800
Entergy Texas, Inc., 4.50%, 03/30/39 ....... 100 91,404
FirstEnergy Transmission LLC
4.75% , 01/15/33 ................... 750 738,692
5.00% , 01/15/35 ................... 896 882,287
5.45% , 07/15/44
(b)
.................. 340 321,777
4.55% , 04/01/49
(b)
.................. 151 125,145
Florida Power & Light Co.
5.15% , 06/15/29 ................... 100 102,585
5.10% , 04/01/33 ................... 65 66,319
Georgia Power Co., Series 10-C, 4.75%,
09/01/40 ....................... 424 397,458
India Clean Energy Holdings, 4.50%, 04/18/27
(f)
900 871,515
MidAmerican Energy Co., 3.65%, 08/01/48 ... 145 106,250
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(f)
...................... 290 284,711
NextEra Energy Capital Holdings, Inc.
3.55% , 05/01/27 ................... 100 99,129
1.90% , 06/15/28 ................... 105 99,566
Northern States Power Co., 5.35%, 11/01/39 .. 21 20,906
NRG Energy, Inc.
(b)
6.00% , 02/01/33 ................... 100 100,025
7.00% , 03/15/33 ................... 54 58,460
NSTAR Electric Co., 1.95%, 08/15/31 ...... 173 151,274
Ohio Power Co., 4.00%, 06/01/49 ......... 333 248,626
Oncor Electric Delivery Co. LLC
5.30% , 06/01/42 ................... 66 62,594
5.55% , 06/15/54 ................... 77 73,489
Pacific Gas & Electric Co.
5.05% , 10/15/32 ................... 100 99,350
6.15% , 01/15/33 ................... 48 50,188
5.20% , 05/01/36 ................... 60 58,478
4.50% , 07/01/40 ................... 26 22,187
3.30% , 08/01/40 ................... 1,069 799,465
3.75% , 08/15/42
(e)
.................. 59 44,174
4.75% , 02/15/44 ................... 472 393,260
4.00% , 12/01/46 ................... 239 174,925
3.95% , 12/01/47 ................... 295 214,672
4.95% , 07/01/50 ................... 923 764,591
3.50% , 08/01/50 ................... 574 379,524
5.25% , 03/01/52 ................... 532 452,676
6.75% , 01/15/53 ................... 963 999,195
6.70% , 04/01/53 ................... 73 75,561
5.90% , 10/01/54 ................... 409 381,126
6.15% , 03/01/55 ................... 508 490,804
6.10% , 10/15/55 ................... 1,080 1,037,366
6.00% , 05/01/56 ................... 905 858,877
PacifiCorp
3.50% , 06/15/29 ................... 166 159,773
6.35% , 07/15/38 ................... 202 206,783
4.15% , 02/15/50 ................... 141 102,970
PG&E Corp., 5.25%, 07/01/30 ........... 885 873,311
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 653 662,602
PPL Capital Funding, Inc., 4.13%, 04/15/30 ... 203 198,893
Public Service Co. of Colorado
1.88% , 06/15/31 ................... 136 118,598
5.05% , 06/15/36 ................... 25 24,642
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Electric & Gas Co., 5.80%,
05/01/37 ....................... USD 106 $ 111,521
Southern California Edison Co.
5.85% , 11/01/27 ................... 194 197,585
6.05% , 03/15/39 ................... 100 101,521
Series E , 5.45% , 06/01/52 ............. 173 153,290
Southern Co. (The), 5.70%, 10/15/32 ....... 123 128,587
Southwestern Electric Power Co., 5.30%,
04/01/33 ....................... 35 35,491
Southwestern Public Service Co., 5.30%,
05/15/35 ....................... 60 60,185
Union Electric Co.
4.80% , 03/15/36 ................... 57 55,635
5.55% , 03/15/56 ................... 57 54,954
Virginia Electric & Power Co.
6.35% , 11/30/37 ................... 100 107,657
Series B , 3.80% , 09/15/47 ............. 39 29,069
5.55% , 08/15/54 ................... 261 246,665
Vistra Operations Co. LLC, 6.00%, 04/15/34
(b)
. 276 283,719
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 119 122,904
Wisconsin Electric Power Co., 5.65%, 03/15/56 26 25,479
Xcel Energy, Inc.
4.75% , 03/21/28 ................... 515 517,643
5.50% , 03/15/34 ................... 75 76,241
21,352,577
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp.
5.05% , 04/05/27 ................... 38 38,282
5.25% , 04/05/34 ................... 117 119,551
157,833
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC, 3.81%, 03/11/34 . EUR 240 273,912
Deepocean Ltd., 6.00%, 04/08/31
(f)
........ 100 117,556
Halliburton Co., 7.45%, 09/15/39 ......... USD 309 361,416
OEG Finance plc, 7.25%, 09/27/29
(f)
....... EUR 100 119,051
Solaris Energy Infrastructure, Inc.
(k)
4.75% , 05/01/30
(b)
.................. USD 138 327,474
0.25% , 10/01/31 ................... 300 374,625
Transocean International Ltd., 8.25%, 05/15/29
(b)
39 40,297
1,614,331
Entertainment — 0.6%
Walt Disney Co. (The), 7.75%, 12/01/45 ..... 165 204,247
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 5,464 5,397,012
5,601,259
Financial Services — 0.5%
Andiron Financing LLC, (1M Sofr FWD + 3.25%),
6.67%, 01/21/30
(a) (h)
................ 40 39,652
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 900 890,898
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.85%), 6.88%, 12/15/52
(a)
............ 100 100,757
Fidelity National Information Services, Inc.
4.45% , 03/10/28 ................... 120 119,664
4.55% , 03/10/29 ................... 12 11,943
Fiserv, Inc.
5.45% , 03/02/28 ................... 100 101,420
3.50% , 07/01/29 ................... 119 113,979
5.35% , 03/15/31 ................... 100 100,982
5.45% , 03/15/34 ................... 21 20,896
Flourishing Trade & Investment Ltd., 11.04%,
04/02/28
(b) (h)
..................... 757 776,465
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(f)
.. EUR 86 99,614

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Global Payments, Inc.
4.50% , 11/15/28 ................... USD 100 $ 99,021
4.88% , 11/15/30 ................... 61 59,904
5.55% , 11/15/35 ................... 40 38,546
ION Platform Finance SARL, 6.50%, 09/30/30
(f)
EUR 104 99,626
Mastercard, Inc., 2.95%, 06/01/29 ......... USD 239 230,349
NCR Atleos Corp., 9.50%, 04/01/29
(b)
....... 100 107,044
PayPal Holdings, Inc., 3.90%, 06/01/27 ..... 407 404,983
PennyMac Financial Services, Inc., 6.88%,
05/15/32
(b)
...................... 100 96,499
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(f)
...................... EUR 100 109,320
Progroup AG, 5.38%, 04/15/31
(f)
.......... 100 113,139
Resurgent Trade and Investments Ltd., 9.51%,
12/05/27
(f) (h)
..................... USD 718 715,343
Rocket Cos., Inc., 6.50%, 08/01/29
(b)
....... 100 101,126
UWM Holdings LLC, 6.25%, 03/15/31
(b)
..... 22 20,035
Visa, Inc., 3.65%, 09/15/47 ............. 161 122,653
Worldline SA
(f)
0.88% , 06/30/27 ................... EUR 100 108,330
4.13% , 09/12/28 ................... 100 105,028
5.25% , 11/27/29 ................... 100 99,782
5,006,998
Food Products — 0.1%
Campbell's Co. (The), 4.55%, 03/21/31 ..... USD 200 193,895
Chobani LLC, 7.63%, 07/01/29
(b)
......... 100 102,186
Conagra Brands, Inc., 8.25%, 09/15/30 ..... 113 127,069
General Mills, Inc., 4.20%, 04/17/28 ....... 89 88,536
J M Smucker Co. (The), 3.38%, 12/15/27 .... 100 98,295
Kraft Heinz Foods Co.
3.88% , 05/15/27 ................... 100 99,324
6.88% , 01/26/39 ................... 181 195,695
Mondelez International, Inc., 2.63%, 03/17/27 . 57 56,139
Post Holdings, Inc., 6.38%, 03/01/33
(b)
...... 100 98,514
Tyson Foods, Inc.
3.55% , 06/02/27 ................... 13 12,878
5.70% , 03/15/34 ................... 50 51,761
1,124,292
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 ...... 209 163,496
EP Infrastructure A/S
(f)
4.13% , 02/27/33 ................... EUR 265 294,308
4.38% , 01/29/34 ................... 215 240,096
697,900
Ground Transportation — 0.3%
BCP V Modular Services Finance II plc, 6.50%,
07/10/31
(f)
...................... 100 98,208
Burlington Northern Santa Fe LLC
4.90% , 04/01/44 ................... USD 100 91,675
4.55% , 09/01/44 ................... 111 96,876
5.20% , 04/15/54 ................... 105 96,623
Canadian National Railway Co., 6.25%, 08/01/34 440 478,885
Canadian Pacific Railway Co.
7.13% , 10/15/31 ................... 185 206,105
4.80% , 09/15/35 ................... 21 20,803
CSX Corp.
3.25% , 06/01/27 ................... 100 98,876
6.00% , 10/01/36 ................... 32 34,253
4.75% , 05/30/42 ................... 139 126,960
EC Finance plc, 3.25%, 10/15/26
(e) (f)
....... EUR 145 164,262
Edge Finco plc, 8.13%, 08/15/31
(f)
......... GBP 100 136,535
Fedex Freight Holding Co., Inc., 4.95%,
03/15/33
(b)
...................... USD 138 134,591
Norfolk Southern Corp., 3.94%, 11/01/47 .... 132 100,870
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Triton Container International Ltd., 5.15%,
02/15/33 ....................... USD 138 $ 135,121
Uber Technologies, Inc., 4.30%, 01/15/30 .... 137 135,846
Union Pacific Corp.
3.70% , 03/01/29 ................... 100 98,670
3.38% , 02/14/42 ................... 11 8,516
4.05% , 11/15/45 ................... 100 80,330
3.80% , 10/01/51 ................... 104 76,948
4.10% , 09/15/67 ................... 313 226,267
2,647,220
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.30% , 03/15/33 ................... 34 33,274
4.75% , 03/15/38 ................... 740 717,583
Baxter International, Inc.
2.27% , 12/01/28 ................... 100 93,184
1.73% , 04/01/31 ................... 100 83,665
Becton Dickinson & Co.
3.70% , 06/06/27 ................... 100 99,177
2.82% , 05/20/30 ................... 84 78,329
DH Europe Finance II SARL, 3.25%, 11/15/39 . 50 40,141
GE HealthCare Technologies, Inc.
5.65% , 11/15/27 ................... 144 146,860
5.86% , 03/15/30 ................... 118 123,138
Medtronic Global Holdings SCA, 4.25%, 03/30/28 100 100,200
Solventum Corp., 5.40%, 03/01/29 ........ 176 180,045
Stryker Corp., 3.65%, 03/07/28 .......... 15 14,832
Teleflex, Inc., 4.63%, 11/15/27 ........... 100 99,122
1,809,550
Health Care Providers & Services — 0.5%
Cardinal Health, Inc., 3.41%, 06/15/27 ...... 216 213,443
Cencora, Inc.
3.95% , 02/13/29 ................... 100 98,608
4.85% , 12/15/29 ................... 100 101,364
Centene Corp.
4.25% , 12/15/27 ................... 110 108,055
4.63% , 12/15/29 ................... 121 114,863
3.38% , 02/15/30 ................... 140 126,467
Cigna Group (The)
4.38% , 10/15/28 ................... 26 25,979
2.38% , 03/15/31 ................... 105 94,341
5.40% , 03/15/33 ................... 52 53,459
5.25% , 01/15/36 ................... 30 30,039
4.80% , 07/15/46 ................... 98 84,574
3.40% , 03/15/51 ................... 87 58,954
Community Health Systems, Inc., 10.88%,
01/15/32
(b)
...................... 80 85,829
CVS Health Corp.
4.30% , 03/25/28 ................... 172 171,390
5.55% , 06/01/31 ................... 27 27,857
5.30% , 06/01/33 ................... 100 100,791
4.88% , 07/20/35 ................... 200 192,400
6.00% , 06/01/44 ................... 64 63,009
6.20% , 09/15/55 ................... 163 161,453
Elevance Health, Inc.
5.95% , 12/15/34 ................... 100 104,542
4.38% , 12/01/47 ................... 60 48,263
5.65% , 06/15/54 ................... 105 98,916
HCA, Inc.
5.45% , 04/01/31 ................... 855 876,373
4.60% , 11/15/32 ................... 533 518,440
5.45% , 09/15/34 ................... 291 293,724
5.50% , 06/15/47 ................... 61 55,897
6.00% , 04/01/54 ................... 191 184,354

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.20% , 03/01/55 ................... USD 322 $ 318,955
5.70% , 11/15/55 ................... 449 417,679
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(f)
..... EUR 100 115,182
Select Medical Corp., 6.25%, 12/01/32
(b)
..... USD 29 27,640
Tenet Healthcare Corp., 4.63%, 06/15/28 .... 100 99,105
5,071,945
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc., 4.90%,
12/15/30 ....................... 117 117,251
MPT Operating Partnership LP, 0.99%, 10/15/26 EUR 100 110,628
Welltower OP LLC, 2.80%, 06/01/31 ....... USD 100 91,564
319,443
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC
(b)
4.88% , 05/15/29 ................... 92 88,311
7.00% , 02/01/30 ................... 100 101,224
RHP Hotel Properties LP, 4.50%, 02/15/29
(b)
.. 100 96,939
Service Properties Trust
0.00% , 09/30/27
(b) (j)
................. 118 107,356
5.50% , 12/15/27 ................... 91 91,119
8.88% , 06/15/32 ................... 216 214,086
XHR LP, 4.88%, 06/01/29
(b)
............. 92 89,125
788,160
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC, 4.00%, 10/15/30
(b)
....... 100 93,993
Betclic Everest Group SAS, 5.13%, 12/10/31
(f)
. EUR 100 114,235
Bracelet Holdings, Inc., 9.25%, 07/02/28
(b)
.... USD 276 268,166
Fertitta Entertainment LLC, 6.75%, 01/15/30
(b)
. 100 93,405
Hilton Domestic Operating Co., Inc., 3.75%,
05/01/29
(b)
...................... 100 95,725
Marriott International, Inc.
5.30% , 05/15/34 ................... 75 75,698
5.10% , 05/01/38 ................... 13 12,359
McDonald's Corp.
6.30% , 03/01/38 ................... 343 373,972
4.45% , 03/01/47 ................... 133 110,920
5.15% , 09/09/52 ................... 128 115,647
Melco Resorts Finance Ltd.
(f)
5.75% , 07/21/28 ................... 400 392,772
5.38% , 12/04/29 ................... 341 326,934
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 92 89,223
Resorts World Las Vegas LLC, 4.63%, 04/16/29
(f)
200 171,244
Six Flags Entertainment Corp., 8.63%, 01/15/32
(b)
17 17,027
SJM International Ltd., 6.50%, 01/15/31
(f)
.... 400 382,308
Studio City Co. Ltd., 7.00%, 02/15/27
(f)
...... 200 199,600
Studio City Finance Ltd., 6.50%, 01/15/28
(f)
... 200 197,632
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31
(f)
.. AUD 250 167,832
Wynn Macau Ltd., 5.63%, 08/26/28
(f)
....... USD 200 196,593
3,495,285
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 95 88,172
6.88% , 08/01/33 ................... 36 34,731
Beazer Homes USA, Inc., 7.25%, 10/15/29 ... 169 168,831
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
...................... 94 89,187
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 83 84,920
7.00% , 11/15/32 ................... 96 89,014
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 93 88,420
Newell Brands, Inc., 6.63%, 05/15/32 ....... 100 95,698
PulteGroup, Inc., 4.25%, 03/01/31 ......... 18 17,591
Security
Par (000)
Par (000) Value
Household Durables (continued)
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... USD 80 $ 82,651
839,215
Household Products — 0.0%
Procter & Gamble Co. (The), 1.20%, 10/29/30 . 92 80,523
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
4.63% , 02/01/29
(b)
.................. 100 98,790
6.25% , 10/01/39 ................... 100 105,300
San Miguel Global Power Holdings Corp., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 7.12%), 8.38%
(a) (f) (l)
.......... 200 195,844
399,934
Industrial Conglomerates — 0.0%
3M Co., 4.80%, 03/15/30 .............. 216 218,313
Honeywell International, Inc., 4.50%, 01/15/34 . 143 140,682
358,995
Industrial REITs — 0.0%
Prologis LP
1.75% , 02/01/31 ................... 100 87,863
5.13% , 01/15/34 ................... 82 82,897
170,760
Insurance — 0.4%
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32
(b)
...................... 100 99,045
Ambac Assurance Corp., 5.10%
(b) (l)
........ 15 19,521
American International Group, Inc., 4.85%,
05/07/30 ....................... 140 141,406
Aon North America, Inc.
5.30% , 03/01/31 ................... 219 223,449
5.45% , 03/01/34 ................... 47 47,998
Arthur J Gallagher & Co.
5.00% , 02/15/32 ................... 269 269,641
3.50% , 05/20/51 ................... 78 53,357
Athene Holding Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.63%, 10/15/54
(a)
............ 258 238,296
Berkshire Hathaway Finance Corp.
4.40% , 05/15/42 ................... 402 359,143
2.85% , 10/15/50 ................... 161 101,062
Brown & Brown, Inc., 2.38%, 03/15/31 ...... 94 82,712
Chubb INA Holdings LLC, 6.00%, 05/11/37 ... 44 46,944
F&G Annuities & Life, Inc., 7.40%, 01/13/28 ... 100 101,781
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 178 165,736
Markel Group, Inc., 3.35%, 09/17/29 ....... 100 95,805
Marsh & McLennan Cos., Inc.
5.75% , 11/01/32 ................... 120 126,495
6.25% , 11/01/52 ................... 303 318,117
MetLife, Inc.
4.72% , 12/15/44
(e)
.................. 100 87,054
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35% , 03/15/55
(a)
................ 205 208,024
Progressive Corp. (The), 3.70%, 01/26/45 .... 110 83,747
Prudential Financial, Inc.
6.63% , 12/01/37 ................... 27 29,757
6.63% , 06/21/40 ................... 100 109,972
(3-mo. SOFR + 2.64%), 4.50% , 09/15/47
(a)
. 261 254,581
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70% ,
10/01/50
(a)
..................... 100 90,844
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.16%), 5.12% ,
03/01/52
(a)
..................... 352 336,820

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Travelers Cos., Inc. (The), 5.35%, 11/01/40 ... USD 28 $ 27,705
Willis North America, Inc., 4.65%, 06/15/27 ... 234 234,386
3,953,398
Interactive Media & Services — 0.5%
Alphabet, Inc.
4.00% , 05/15/30 ................... 100 99,254
4.10% , 11/15/30 ................... 1,065 1,057,740
4.40% , 02/15/33 ................... 100 98,755
4.80% , 02/15/36 ................... 142 141,392
5.35% , 11/15/45 ................... 111 108,535
5.45% , 11/15/55 ................... 165 159,753
5.65% , 02/15/56 ................... 575 573,150
4.38% , 11/06/64 ................... EUR 300 325,608
5.75% , 02/15/66 ................... USD 116 114,880
5.70% , 11/15/75 ................... 1,169 1,132,956
Meta Platforms, Inc.
4.60% , 11/15/32 ................... 100 99,019
4.75% , 08/15/34 ................... 100 98,911
5.50% , 11/15/45 ................... 120 113,558
5.40% , 08/15/54 ................... 381 345,093
4.65% , 08/15/62 ................... 305 236,126
4,704,730
IT Services — 0.6%
Atos SE, 9.36%, 12/18/29
(e) (f)
............ EUR 100 130,310
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 2,647 2,721,529
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... 100 97,166
Gartner, Inc.
(b)
4.50% , 07/01/28 ................... 2,250 2,212,056
3.63% , 06/15/29 ................... 108 101,602
IBM International Capital Pte. Ltd., 4.90%,
02/05/34 ....................... 160 157,868
International Business Machines Corp.
5.60% , 11/30/39 ................... 151 151,964
4.25% , 05/15/49 ................... 138 106,347
Kyndryl Holdings, Inc., 6.35%, 02/20/34 ..... 135 125,245
5,804,087
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.
4.55% , 06/15/33 ................... 147 145,242
4.90% , 02/12/36 ................... 38 37,730
182,972
Machinery — 0.0%
Caterpillar, Inc., 3.80%, 08/15/42 ......... 57 47,022
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
. 4 3,998
Dynamo Newco II GmbH, 6.25%, 10/15/31
(f)
.. EUR 100 102,509
Parker-Hannifin Corp., 4.25%, 09/15/27 ..... USD 100 100,041
253,570
Media — 0.6%
AMC Networks, Inc.
4.25% , 02/15/29 ................... 109 91,830
4.25% , 02/15/29
(k)
.................. 84 74,445
Charter Communications Operating LLC
5.38% , 04/01/38 ................... 47 42,124
6.48% , 10/23/45 ................... 53 48,864
5.75% , 04/01/48 ................... 144 120,096
3.90% , 06/01/52 ................... 226 143,869
3.85% , 04/01/61 ................... 373 217,836
DirecTV Financing LLC, 10.00%, 02/15/31
(b)
.. 100 102,083
Discovery Communications LLC
3.95% , 03/20/28 ................... 1,939 1,899,638
5.00% , 09/20/37 ................... 100 72,298
Fox Corp., 5.48%, 01/25/39 ............ 248 239,892
Gray Media, Inc., 9.63%, 07/15/32
(b)
....... 100 99,994
Security
Par (000)
Par (000) Value
Media (continued)
Neptune Bidco US, Inc., 10.38%, 05/15/31
(b)
.. USD 91 $ 91,820
Paramount Global
3.70% , 10/04/26
(e)
.................. 180 177,360
2.90% , 01/15/27 ................... 902 886,692
Sirius XM Radio LLC, 5.00%, 08/01/27
(b)
..... 84 83,883
TCI Communications, Inc., 7.13%, 02/15/28 ... 100 104,930
Time Warner Cable LLC, 5.50%, 09/01/41 .... 100 86,185
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 9 9,211
VZ Secured Financing BV, 5.25%, 01/15/33
(f)
.. EUR 100 106,559
WPP Finance 2013
3.63% , 06/09/31
(f)
.................. 830 915,262
5,614,871
Metals & Mining — 0.2%
Cleveland-Cliffs, Inc., 7.38%, 05/01/33
(b)
..... USD 100 97,827
Freeport-McMoRan, Inc., 4.25%, 03/01/30 ... 204 199,826
Glencore Funding LLC
(b)
2.50% , 09/01/30 ................... 51 46,377
6.38% , 10/06/30 ................... 82 86,988
Mineral Resources Ltd., 8.50%, 05/01/30
(b)
... 100 102,780
Rio Tinto Alcan, Inc.
6.13% , 12/15/33 ................... 347 372,326
5.75% , 06/01/35 ................... 87 90,868
Samarco Mineracao SA
(m)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... —
(g)
295
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(f)
..................... 342 336,809
Stillwater Mining Co., 4.50%, 11/16/29
(f)
..... 374 352,080
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 23 23,142
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(f)
...................... 200 209,400
1,918,718
Multi-Utilities — 0.1%
Ameren Illinois Co., 3.70%, 12/01/47 ....... 12 8,949
CMS Energy Corp., 3.45%, 08/15/27 ....... 113 111,539
Consolidated Edison Co. of New York, Inc.
Series 09-C , 5.50% , 12/01/39 .......... 129 129,141
Series C , 4.30% , 12/01/56 ............ 139 107,839
Consumers Energy Co., 4.60%, 05/30/29 .... 207 208,438
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ....................... 194 205,475
Puget Energy, Inc., 4.10%, 06/15/30 ....... 174 168,625
Sempra, 3.40%, 02/01/28 .............. 82 80,463
1,020,469
Office REITs — 0.0%
Boston Properties LP, 2.90%, 03/15/30 ...... 94 87,108
Cousins Properties LP, 4.88%, 03/01/33 ..... 47 45,250
132,358
Oil, Gas & Consumable Fuels — 4.7%
Aethon I LP, (3-mo. CME Term SOFR at 1.50%
Floor + 6.15%), 9.80%, 01/10/27
(a) (b) (h)
..... 166 166,405
Antero Resources Corp., 5.38%, 03/01/30
(b)
... 2,195 2,206,184
BP Capital Markets America, Inc., 3.00%,
02/24/50 ....................... 343 220,472
California Resources Corp., 7.00%, 01/15/34
(b)
. 71 71,579
Cameron LNG LLC, 3.40%, 01/15/38
(b)
...... 479 417,077
Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 ....................... 1,293 1,093,362
Cheniere Energy Partners LP, 3.25%, 01/31/32 . 95 86,584
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 42 43,240
Chevron USA, Inc., 4.69%, 04/15/30 ....... 100 101,554
Civitas Resources, Inc.
(b)
5.00% , 10/15/26 ................... 162 161,736
8.63% , 11/01/30 ................... 19 20,047

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... USD 306 $ 315,320
ConocoPhillips Co.
6.95% , 04/15/29 ................... 100 107,380
4.70% , 01/15/30 ................... 149 150,321
5.05% , 09/15/33 ................... 101 102,573
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(b) (h)
..................... 470 467,958
Coterra Energy, Inc., 3.90%, 05/15/27 ...... 100 99,283
Crescent Energy Finance LLC, 7.38%,
01/15/33
(b)
...................... 19 18,995
Devon Energy Corp., 5.60%, 07/15/41 ...... 53 51,225
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 2,629 2,611,988
3.50% , 12/01/29 ................... 2,806 2,707,531
3.13% , 03/24/31 ................... 2,018 1,870,937
5.40% , 04/18/34 ................... 62 62,942
4.25% , 03/15/52 ................... 450 348,270
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ....................... 106 109,928
Enbridge, Inc.
3.70% , 07/15/27 ................... 235 232,764
5.70% , 03/08/33 ................... 159 164,706
5.50% , 12/01/46 ................... 100 95,381
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (f)
..................... 25 26,115
Energy Transfer LP
4.95% , 06/15/28 ................... 14 14,141
6.63% , 10/15/36 ................... 195 210,727
6.13% , 12/15/45 ................... 163 159,260
6.00% , 06/15/48 ................... 100 95,990
Enterprise Products Operating LLC
4.60% , 01/15/31 ................... 47 47,077
4.85% , 01/31/34 ................... 44 43,917
5.20% , 01/15/36 ................... 41 41,220
5.70% , 02/15/42 ................... 26 26,036
4.85% , 03/15/44 ................... 100 90,255
3.95% , 01/31/60 ................... 100 72,224
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(a)
................ 216 214,074
EOG Resources, Inc., 3.90%, 04/01/35 ..... 127 116,828
EQT Corp.
3.13% , 05/15/26
(b)
.................. 1,003 1,000,982
3.90% , 10/01/27 ................... 514 507,735
5.70% , 04/01/28 ................... 403 412,312
4.50% , 01/15/29 ................... 556 554,699
5.00% , 01/15/29 ................... 1,689 1,699,047
7.00% , 02/01/30
(e)
.................. 1,202 1,285,991
7.50% , 06/01/30 ................... 3,706 4,035,755
4.75% , 01/15/31 ................... 4,772 4,746,873
3.63% , 05/15/31
(b)
.................. 2,368 2,208,241
Expand Energy Corp.
5.88% , 02/01/29
(b)
.................. 181 181,120
6.75% , 04/15/29
(b)
.................. 693 693,487
5.38% , 03/15/30 ................... 429 432,565
4.75% , 02/01/32 ................... 1,044 1,017,241
5.70% , 01/15/35 ................... 2,392 2,429,436
Exxon Mobil Corp.
4.23% , 03/19/40 ................... 231 209,028
4.33% , 03/19/50 ................... 394 327,610
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 231 196,350
Granite Ridge Resources, Inc., 8.88%, 11/05/29
(b)
424 414,168
Hess Corp.
7.30% , 08/15/31 ................... 191 215,847
6.00% , 01/15/40 ................... 130 137,479
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
...................... USD 30 $ 30,158
Kinder Morgan Energy Partners LP
5.80% , 03/15/35 ................... 124 128,588
6.55% , 09/15/40 ................... 161 172,299
Kinder Morgan, Inc., 7.75%, 01/15/32 ...... 108 123,833
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28
(f)
. 400 398,107
MPLX LP, 5.20%, 12/01/47 ............. 352 308,780
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... 615 565,181
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 42 43,455
Occidental Petroleum Corp.
8.88% , 07/15/30 ................... 100 113,828
6.20% , 03/15/40 ................... 38 38,810
ONEOK, Inc.
6.10% , 11/15/32 ................... 100 105,348
5.40% , 10/15/35 ................... 109 108,280
5.45% , 06/01/47 ................... 84 75,744
3.95% , 03/01/50 ................... 117 82,905
Permian Resources Operating LLC, 8.00%,
04/15/27
(b)
...................... 84 84,072
Phillips 66 Co., 4.90%, 10/01/46 .......... 100 86,606
Plains All American Pipeline LP, 5.60%, 01/15/36 32 32,104
Puma International Financing SA, 7.75%,
04/25/29
(f)
...................... 200 203,940
Raizen Fuels Finance SA
6.25% , 07/08/32
(b)
.................. 212 116,119
6.45% , 03/05/34
(f)
.................. 200 110,000
ReNew Pvt Ltd., 5.88%, 03/05/27
(f)
........ 700 690,522
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 564 588,580
Sunoco LP, 4.50%, 04/30/30 ............ 100 96,404
Targa Resources Partners LP
5.00% , 01/15/28 ................... 137 136,920
4.88% , 02/01/31 ................... 466 465,264
TotalEnergies Capital SA, 5.28%, 09/10/54 ... 103 96,074
TotalEnergies Capital USA LLC
4.25% , 01/13/31 ................... 100 99,077
4.86% , 01/13/36 ................... 90 88,616
TransCanada PipeLines Ltd., 4.63%, 03/01/34 . 100 96,776
Trident Energy Finance plc, 12.50%, 11/30/29
(f)
. 328 348,612
Valero Energy Corp., 5.15%, 03/10/36 ...... 60 59,146
Venture Global LNG, Inc., 8.38%, 06/01/31
(b)
.. 100 103,998
Venture Global Plaquemines LNG LLC, 6.50%,
06/15/34
(b)
...................... 100 104,095
Viper Energy Partners LLC
4.90% , 08/01/30 ................... 616 615,593
5.70% , 08/01/35 ................... 1,266 1,275,888
Vista Energy Argentina SAU, 7.63%, 12/10/35
(b)
32 32,260
Western Midstream Operating LP, 4.05%,
02/01/30
(e)
...................... 100 97,107
Williams Cos., Inc. (The)
5.15% , 03/15/34 ................... 54 54,069
5.60% , 03/15/35 ................... 49 50,076
4.90% , 01/15/45 ................... 142 124,213
3.50% , 10/15/51 ................... 100 67,985
46,189,004
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Series
2025-1, Class B, 5.65%, 11/11/34 ....... 39 39,170
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
..... 28 27,311
JetBlue Pass-Through Trust, Series 2019-1,
Class AA, 2.75%, 05/15/32 ........... 29 25,508
91,989

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
USD 100 $ 99,457
Kenvue, Inc., 5.05%, 03/22/28 ........... 208 211,174
310,631
Pharmaceuticals — 0.5%
Astrazeneca Finance LLC, 5.00%, 02/26/34 ... 361 366,306
Bristol-Myers Squibb Co.
4.90% , 02/22/29 ................... 136 138,883
5.90% , 11/15/33 ................... 100 107,187
4.35% , 11/15/47 ................... 125 103,049
5.55% , 02/22/54 ................... 101 97,253
Dolcetto Holdco SpA, 5.63%, 07/14/32
(f)
..... EUR 100 114,810
Eli Lilly & Co.
4.20% , 08/14/29 ................... USD 295 295,280
4.90% , 02/12/32 ................... 91 93,022
4.60% , 08/14/34 ................... 36 35,636
5.05% , 08/14/54 ................... 130 119,280
5.60% , 02/12/65 ................... 81 79,272
Johnson & Johnson
5.85% , 07/15/38 ................... 352 383,446
4.50% , 12/05/43 ................... 159 146,588
Merck & Co., Inc.
4.15% , 09/15/30 ................... 19 18,891
6.55% , 09/15/37 ................... 174 195,761
3.60% , 09/15/42 ................... 100 79,388
5.70% , 09/15/55 ................... 112 111,133
Nidda Healthcare Holding GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.25%), 5.23%,
10/15/32
(a) (f)
..................... EUR 100 114,665
Novartis Capital Corp., 4.40%, 05/06/44 ..... USD 443 388,328
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ................... 162 161,383
5.30% , 05/19/53 ................... 94 87,361
5.34% , 05/19/63 ................... 106 96,282
Pfizer, Inc.
2.63% , 04/01/30 ................... 100 93,633
1.75% , 08/18/31 ................... 172 150,190
5.60% , 09/15/40 ................... 169 173,131
Royalty Pharma plc
1.75% , 09/02/27 ................... 287 276,676
5.15% , 09/02/29 ................... 145 147,611
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ....................... 226 228,915
Wyeth LLC, 5.95%, 04/01/37 ............ 65 68,902
Zoetis, Inc., 4.15%, 08/17/28 ............ 208 207,354
4,679,616
Professional Services — 0.0%
Verisk Analytics, Inc., 4.45%, 03/15/31 ...... 40 39,335
Real Estate Management & Development — 0.1%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(m)
.............. EUR 88 108,291
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/24
(c) (d) (f)
.................... USD 200 2,200
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
15 14,965
Forestar Group, Inc., 5.00%, 03/01/28
(b)
..... 89 88,045
GLP Pte. Ltd., 9.75%, 05/20/28
(f)
......... 200 163,500
Vonovia SE, Series B, 0.88%, 05/20/32
(f) (k)
.... EUR 100 109,474
486,475
Residential REITs — 0.1%
AvalonBay Communities, Inc., 3.90%, 10/15/46 USD 117 90,414
ERP Operating LP, 3.00%, 07/01/29 ....... 236 225,944
Invitation Homes Operating Partnership LP,
4.95%, 01/15/33 .................. 112 109,376
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Store Capital LLC, 5.40%, 04/30/30 ........ USD 563 $ 565,593
991,327
Retail REITs — 0.0%
Realty Income Corp.
3.95% , 08/15/27 ................... 192 191,055
4.50% , 02/01/33 ................... 80 77,990
269,045
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc., 3.45%, 06/15/27 ...... 100 99,142
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $560,000), 6.50%, 03/20/45
(h) (i)
...... 560 588,000
Broadcom, Inc.
5.05% , 07/12/29 ................... 100 102,067
5.15% , 11/15/31 ................... 168 172,339
4.55% , 02/15/32 ................... 328 325,148
3.42% , 04/15/33 ................... 91 83,213
3.47% , 04/15/34 ................... 449 404,297
Intel Corp.
3.15% , 05/11/27 ................... 100 98,578
3.90% , 03/25/30 ................... 100 96,933
5.15% , 02/21/34 ................... 100 99,726
4.90% , 07/29/45 ................... 240 202,351
4.75% , 03/25/50 ................... 322 260,534
5.70% , 02/10/53 ................... 100 92,077
KLA Corp., 4.70%, 02/01/34 ............ 71 70,370
Micron Technology, Inc., 2.70%, 04/15/32 .... 710 640,529
NXP BV, 5.00%, 01/15/33 .............. 81 80,460
QUALCOMM, Inc.
4.50% , 05/20/30 ................... 138 138,805
5.00% , 05/20/35 ................... 26 25,960
4.80% , 05/20/45 ................... 321 283,658
Texas Instruments, Inc.
2.25% , 09/04/29 ................... 270 253,100
4.85% , 02/08/34 ................... 40 40,362
4,157,649
Software — 1.3%
AppLovin Corp.
5.13% , 12/01/29 ................... 550 553,191
5.38% , 12/01/31 ................... 1,697 1,713,651
5.95% , 12/01/54 ................... 580 526,836
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
. 184 177,500
Microsoft Corp.
5.30% , 02/08/41 ................... 151 154,725
2.53% , 06/01/50 ................... 197 118,122
2.92% , 03/17/52 ................... 893 574,314
3.95% , 08/08/56 ................... 67 51,218
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/33
(b)
. 20 20,722
Oracle Corp.
3.25% , 11/15/27 ................... 100 97,587
4.95% , 02/04/31 ................... 121 118,391
2.88% , 03/25/31 ................... 20 17,764
4.80% , 09/26/32 ................... 100 95,235
5.70% , 02/04/36 ................... 416 399,979
6.55% , 02/04/46 ................... 327 305,077
5.55% , 02/06/53 ................... 308 245,741
6.00% , 08/03/55 ................... 654 548,302
5.95% , 09/26/55 ................... 1,769 1,488,208
6.70% , 02/04/56 ................... 344 319,268
6.13% , 08/03/65 ................... 1,143 950,821
6.10% , 09/26/65 ................... 512 424,541
Roper Technologies, Inc., 2.95%, 09/15/29 ... 184 173,838
Salesforce, Inc.
4.50% , 03/15/28 ................... 643 643,166
4.90% , 09/15/31 ................... 222 221,685

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
5.20% , 03/15/33 ................... USD 1,470 $ 1,467,490
5.55% , 03/15/36 ................... 847 844,365
6.40% , 03/15/46 ................... 102 102,706
6.55% , 03/15/56 ................... 222 222,770
6.70% , 03/15/66 ................... 222 225,644
Synopsys, Inc.
4.65% , 04/01/28 ................... 200 200,733
4.85% , 04/01/30 ................... 64 64,471
13,068,061
Specialized REITs — 0.1%
American Tower Corp.
1.88% , 10/15/30 ................... 151 133,267
5.45% , 02/15/34 ................... 44 44,729
5.35% , 03/15/35 ................... 100 100,649
Crown Castle, Inc.
4.30% , 02/15/29 ................... 170 167,976
2.50% , 07/15/31 ................... 122 107,475
Equinix, Inc.
2.50% , 05/15/31 ................... 129 115,142
3.40% , 02/15/52 ................... 141 92,961
Extra Space Storage LP
4.00% , 06/15/29 ................... 145 142,686
5.50% , 07/01/30 ................... 81 83,089
987,974
Specialty Retail — 0.1%
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(f)
.... GBP 100 134,560
Goldstory SAS, 6.75%, 02/01/30
(f)
......... EUR 100 112,998
Home Depot, Inc. (The), 5.40%, 09/15/40 .... USD 86 86,254
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
...................... 100 103,875
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
....... 100 94,981
Lowe's Cos., Inc.
3.10% , 05/03/27 ................... 252 248,994
2.63% , 04/01/31 ................... 100 90,861
5.15% , 07/01/33 ................... 183 185,092
5.00% , 04/15/40 ................... 102 96,400
5.63% , 04/15/53 ................... 66 62,395
1,216,410
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
1.20% , 02/08/28 ................... 62 59,044
4.20% , 05/12/30 ................... 185 185,957
3.45% , 02/09/45 ................... 126 96,281
3.85% , 08/04/46 ................... 221 175,431
2.65% , 02/08/51 ................... 414 250,552
2.70% , 08/05/51 ................... 75 45,933
3.95% , 08/08/52 ................... 144 111,755
4.10% , 08/08/62 ................... 329 250,525
Dell International LLC
5.40% , 04/15/34 ................... 100 100,901
8.10% , 07/15/36 ................... 336 399,392
Hewlett Packard Enterprise Co., 4.40%, 10/15/30 100 98,182
HP, Inc., 5.40%, 04/25/30 .............. 182 185,824
Xerox Corp., 10.25%, 10/15/30
(b)
......... 131 98,250
2,058,027
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.25%, 03/27/40 ............ 108 84,955
Tobacco — 0.1%
Altria Group, Inc., 6.20%, 02/14/59 ........ 204 200,380
BAT Capital Corp.
7.75% , 10/19/32 ................... 100 114,828
7.08% , 08/02/53 ................... 94 103,857
Security
Par (000)
Par (000) Value
Tobacco (continued)
Philip Morris International, Inc.
4.38% , 11/01/27 ................... USD 100 $ 100,244
5.13% , 02/13/31 ................... 100 102,278
5.38% , 02/15/33 ................... 159 163,411
6.38% , 05/16/38 ................... 20 21,800
4.13% , 03/04/43 ................... 103 85,117
Reynolds American, Inc.
5.70% , 08/15/35 ................... 100 102,787
7.00% , 08/04/41 ................... 51 53,597
5.85% , 08/15/45 ................... 197 190,790
1,239,089
Trading Companies & Distributors — 0.1%
Air Lease Corp.
4.63% , 10/01/28 ................... 100 99,544
3.00% , 02/01/30 ................... 110 102,239
FTAI Aviation Investors LLC, 7.00%, 05/01/31
(b)
100 102,513
United Rentals North America, Inc., 3.88%,
02/15/31 ....................... 100 94,007
WESCO Distribution, Inc., 6.38%, 03/15/29
(b)
.. 100 101,791
500,094
Transportation Infrastructure — 0.1%
(f)
DP World Ltd., 6.85%, 07/02/37 .......... 270 286,840
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28 317 323,241
610,081
Water Utilities — 0.0%
American Water Capital Corp., 4.20%, 09/01/48 101 80,280
Severn Trent Utilities Finance plc, 4.25%,
01/29/40
(f)
...................... EUR 110 123,614
203,894
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc.
3.80% , 03/15/32 ................... USD 117 109,218
5.45% , 10/01/43 ................... 34 31,526
SoftBank Group Corp., 6.38%, 07/10/33
(f)
.... EUR 100 110,900
Telefonica Europe BV, 8.25%, 09/15/30 ..... USD 106 120,158
T-Mobile USA, Inc.
3.60% , 11/15/60 ................... 556 360,864
5.80% , 09/15/62 ................... 116 111,237
Vmed O2 UK Financing I plc, 5.63%, 04/15/32
(f)
EUR 100 105,884
Vodafone Group plc, 5.25%, 05/30/48 ...... USD 171 153,990
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (k) (m)
........... 46 39,694
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (m)
........... 2 1,950
1,145,421
Total Corporate Bonds — 22 .6%
(Cost: $ 223,904,957 ) .............................. 221,653,598
Fixed Rate Loan Interests
IT Services — 0.3%
Indigo, Delayed Draw 1st Lien Term Loan ,
5.82%
,
03/18/32 ................... 2,842 2,834,895
Total Fixed Rate Loan Interests — 0 .3%
(Cost: $ 2,813,580 ) ............................... 2,834,895

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Beverages — 0.0%
Cirkul Sr Sec, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 7.50%),
16.30%
,
04/23/28
(a) (h)
................ USD 199 $ 160,928
Capital Markets — 0.0%
Usavflow II Ltd., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 6.50%),
10.17%
,
09/10/29
(a) (h)
................ 81 81,481
Diversified Telecommunication Services — 0.0%
ITG Communications LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.45%
,
07/09/31
(a) (h)
........... 235 222,799
Electric Utilities — 0.0%
(a)
OH Partners LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
11/12/32
(h)
.................. 69 69,651
West Deptford Energy Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.67%
,
07/26/32 ........ 96 95,671
165,322
Financial Services — 0.0%
(a)
Al Mansart (Luxembourg) Bidco SCS, 1st Lien
Term Loan A , (6-mo. CME Term SOFR at
0.00% Floor + 5.25%), 9.12%
,
09/01/28
(h)
.. 48 47,841
CPV Fairview LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
08/14/31 ................... 86 85,494
Euro Parfums Fze Upsize, 1st Lien Term
Loan , (6-mo. CME Term SOFR + 5.25%),
9.12%
,
07/01/32
(h)
.................. 32 31,528
Hunterstown Generation LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
11/06/31 ............ 71 71,049
235,912
Hotels, Restaurants & Leisure — 0.1%
Peninsula Pacific Entertainment LLC, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 4.75%), 8.45%
,
10/01/32
(a)
.. 274 272,586
Media — 0.1%
(a)
DirecTV Financing LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.17%
,
02/17/31 ............. 164 163,994
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/30/30 ............. 208 206,037
370,031
Oil, Gas & Consumable Fuels — 0.0%
Crescent Midstream Operating LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.41%
,
02/11/33
(a)
....... 200 200,416
Specialty Retail — 0.0%
Argento LLC, 1st Lien Term Loan A , 02/24/33
(a) (n)
197 189,120
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%;
6-mo. CME Term SOFR at 0.00% Floor +
4.00% at 0.50% Floor + 0.00%), 7.63% -
7.73%
,
11/19/29
(a)
.................. USD 35 $ 22,000
Total Floating Rate Loan Interests — 0 .2%
(Cost: $ 1,966,358 ) ............................... 1,920,595
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA
7.75% , 02/01/32 ................... 93 94,023
8.88% , 01/13/33 ................... 6 6,333
100,356
Hungary — 0.1%
MVM Energetika Zrt. , 6.50% , 03/13/31
(f)
...... 396 408,623
Indonesia — 0.0%
Garuda Indonesia Persero Tbk. PT , 6.50% ,
( 6.50 % Cash or 7.25 % PIK), 12/28/31
(f) (m)
... 231 192,928
Mexico — 0.0%
Petroleos Mexicanos
5.95% , 01/28/31 ................... 76 72,690
6.70% , 02/16/32 ................... 16 15,660
88,350
Morocco — 0.0%
OCP SA , 6.75% , 05/02/34
(f)
.............. 321 334,283
Venezuela — 0.0%
Petroleos de Venezuela SA , 6.00% , 11/15/26
(c) (d) (f)
50 17,080
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 1,146,788 ) ............................... 1,141,620
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
0.00% , 12/15/27
(j)
.................. ARS 27,591 46,431
1.00% , 07/09/29 ................... USD 2 1,659
4.12% , 07/09/35
(e)
.................. 33 23,859
3.50% , 07/09/41
(e)
.................. 58 38,802
110,751
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
41 41,861
Brazil — 0.1%
Federative Republic of Brazil , 10.00% , 01/01/27 BRL 3 581,452
China — 0.0%
People's Republic of China , 2.11% , 08/25/34 .. CNY 1,130 168,735
Colombia — 0.2%
Republic of Colombia
5.75% , 11/03/27 ................... COP 2,345,000 566,478
7.75% , 09/18/30 ................... 2,597,600 566,114
7.00% , 06/30/32 ................... 255,400 50,751
7.25% , 10/26/50 ................... 376,100 59,507
12.00% , 03/13/58 .................. 32,400 7,934
Titulos de Tesoreria , 12.50% , 02/27/30 ...... 426,600 110,282
1,361,066
Costa Rica — 0.0%
Republic of Costa Rica , 7.16% , 03/12/45
(f)
.... USD 200 213,200

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Czech Republic — 0.1%
Czech Republic
4.50% , 11/11/32 ................... CZK 4,720 $ 219,933
4.20% , 12/04/36
(f)
.................. 1,450 64,287
4.00% , 04/04/44 ................... 2,620 105,857
390,077
Dominican Republic — 0.0%
Dominican Republic Government Bond , 10.50% ,
03/15/37
(b)
....................... DOP 8,000 136,696
Ecuador — 0.0%
Republic of Ecuador , 6.90% , 07/31/35
(e) (f)
..... USD 30 26,310
Egypt — 0.0%
Arab Republic of Egypt
24.46% , 10/01/27 .................. EGP 5,588 100,556
24.44% , 08/05/28 .................. 1,300 23,429
23.38% , 08/26/28 .................. 4,063 72,519
196,504
Hungary — 0.0%
Hungary Government Bond , 7.00% , 10/24/35 .. HUF 51,060 151,514
Indonesia — 0.2%
Republic of Indonesia
7.00% , 05/15/27 ................... IDR 4,837,000 287,966
2.85% , 02/14/30 ................... USD 890 825,920
6.50% , 07/15/30 ................... IDR 2,226,000 130,546
8.25% , 06/15/32 ................... 129,000 8,107
7.00% , 02/15/33 ................... 993,000 58,693
6.63% , 05/15/33 ................... 667,000 38,746
3.05% , 03/12/51 ................... USD 641 400,625
1,750,603
Japan — 0.0%
Japan Government Bond , 0.70% , 09/20/51 ... JPY 23,000 74,583
Lebanon — 0.0%
Lebanese Republic
(c)(d)(f)
6.25% , 11/04/24 ................... USD 50 11,775
6.85% , 03/23/27 ................... 86 20,253
6.65% , 11/03/28 ................... 30 7,065
39,093
Mexico — 0.4%
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ................... MXN 112 623,783
8.50% , 03/01/29 ................... 62 343,629
8.50% , 05/31/29 ................... 1 8,123
8.00% , 02/21/36 ................... 21 105,640
7.75% , 11/13/42 ................... 66 305,735
United Mexican States
2.66% , 05/24/31 ................... USD 1,538 1,357,285
6.05% , 01/11/40 ................... 48 46,560
5.38% , 05/16/40 ................... EUR 102 113,550
4.50% , 01/31/50 ................... USD 1,451 1,067,936
7.38% , 05/13/55 ................... 200 210,000
4,182,241
Panama — 0.0%
Republic of Panama , 3.88% , 03/17/28 ....... 347 341,101
Paraguay — 0.0%
Republic of Paraguay , 8.50% , 04/04/38
(b)
..... PYG 877,000 133,195
Peru — 0.1%
Republic of Peru
7.60% , 08/12/39
(b)
.................. PEN 159 47,301
7.60% , 08/12/39
(f)
.................. 146 43,434
Security
Par (000)
Par (000) Value
Peru (continued)
3.55% , 03/10/51 ................... USD 786 $ 535,266
626,001
Philippines — 0.4%
Republic of Philippines
3.00% , 02/01/28 ................... 516 502,605
6.38% , 07/27/30 ................... PHP 12,270 200,304
6.00% , 08/20/30 ................... 99,190 1,594,443
6.38% , 04/28/35 ................... 30,480 484,963
3.20% , 07/06/46 ................... USD 829 569,523
3,351,838
Poland — 0.1%
Republic of Poland
5.75% , 04/25/29 ................... PLN 1,223 337,429
4.75% , 07/25/29 ................... 687 183,376
5.00% , 01/25/30 ................... 640 172,052
5.00% , 10/25/34 ................... 786 201,471
5.00% , 10/25/35 ................... 1,761 444,199
1,338,527
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08% , 11/08/28 .................. TRY 1,763 35,397
30.00% , 09/12/29 .................. 2,036 39,475
26.20% , 10/05/33 .................. 2,110 40,286
27.70% , 09/27/34 .................. 2,156 42,984
158,142
Romania — 0.0%
Romania Government Bond
5.25% , 05/30/32
(f)
.................. EUR 42 47,894
4.63% , 03/04/33
(b)
.................. 7 7,550
5.38% , 06/07/33
(b)
.................. 10 11,233
6.13% , 10/07/37
(b)
.................. 10 11,187
6.50% , 10/07/45
(b)
.................. 9 9,938
87,802
Senegal — 0.0%
Republic of Senegal , 4.75% , 03/13/28
(f)
...... 67 47,968
South Africa — 0.2%
Republic of South Africa
8.00% , 01/31/30 ................... ZAR 13,167 769,559
7.00% , 02/28/31 ................... 16,830 931,949
8.50% , 01/31/37 ................... 8,701 480,312
2,181,820
Spain — 0.1%
Bonos y Obligaciones del Estado , 2.60% ,
05/31/31 ........................ EUR 448 507,895
Sri Lanka — 0.0%
Sri Lanka Government Bond
(f)
4.00% , 04/15/28 ................... USD 7 6,977
3.60% , 06/15/35
(e)
.................. 32 24,240
31,217
Ukraine — 0.0%
Ukraine Government Bond
(e)
0.00% , 02/01/30
(b)
.................. 2 1,168
0.00% , 02/01/35
(b)
.................. 3 1,511
0.00% , 02/01/36
(f)
.................. 62 28,471
4.50% , 02/01/36
(b)
.................. 4 2,044
4.50% , 02/01/36
(f)
.................. 27 13,695
46,889

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... USD 119 $ 119,649
9.75% , 07/20/33 ................... UYU 1,484 40,430
8.00% , 10/29/35 ................... 4,379 109,033
5.10% , 06/18/50 ................... USD 724 664,188
933,300
Venezuela — 0.0%
Bolivarian Republic of Venezuela
(c)(d)
9.25% , 09/15/27 ................... 29 13,775
11.95% , 08/05/31
(f)
.................. 71 35,986
49,761
Total Foreign Government Obligations — 2 .0%
(Cost: $ 20,731,229 ) ............................... 19,260,142
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares- High
Income Taxable Series , Class A
(o)
........ 14,408,518 137,601,344
Total Investment Companies — 14 .0%
(Cost: $ 144,284,000 ) .............................. 137,601,344
Par (000)
Par (000)
Municipal Bonds
California — 0 .2%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... 299 336,956
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 110 118,807
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 1,215 1,229,151
Series 2009 , GO , 7.55% , 04/01/39 ....... 65 77,160
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 75 61,177
1,823,251
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 52 55,746
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 886 902,117
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB , 4.15% , 02/01/33 620 617,051
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ 317 374,702
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 ........... 195 208,295
New York City Municipal Water Finance Authority
Series 2010EE , RB , 6.01% , 06/15/42 ..... 105 108,182
Series 2011CC , RB , 5.88% , 06/15/44 ..... 155 155,950
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 60 59,746
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 .... 120 125,440
Security
Par (000)
Par (000) Value
New York (continued)
Series 2014-181 , RB , 4.96% , 08/01/46 .... USD 195 $ 182,793
840,406
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ 135 168,430
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... 215 219,861
Port of Beaumont Navigation District , Series
2024B , RB , 10.00% , 07/01/26
(b)
......... 310 310,264
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 323 331,269
861,394
Total Municipal Bonds — 0 .6%
(Cost: $ 6,096,270 ) ............................... 5,643,097
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.2%
A&D Mortgage Trust
(b)
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 98 98,715
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... 100 100,437
Series 2025-NQM2, Class A1, 5.79%,
06/25/70
(a)
..................... 144 145,039
Series 2026-NQM1, Class A1, 4.91%,
02/25/71
(a)
..................... 599 593,152
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (e)
................. 261 262,014
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.14%, 06/25/35
(a)
...... 89 78,291
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 4.86%,
02/25/36
(a)
..................... 11 10,007
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 47 20,766
Series 2006-15CB, Class A1, 6.50%, 06/25/36 8 3,336
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.59%, 11/25/46
(a)
......... 42 35,275
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
4.47%, 10/25/46
(a)
................ 97 84,598
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.17%, 07/25/46
(a)
................ 6 5,297
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.25%, 11/25/36
(a)
................ 54 50,164
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
4.29%, 07/25/46
(a)
................ 47 43,824
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 9 3,790
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 04/25/47
(a)
................ 10 9,576

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.80%,
10/25/46 ...................... USD 38 $ 25,539
Series 2006-4, Class 1A12, (1-mo. CME Term
SOFR at 0.32% Floor + 0.32%), 4.00%,
10/25/46 ...................... 44 21,971
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 4.56%,
02/25/47 ...................... 48 16,234
Angel Oak Mortgage Trust
(b)
Series 2021-2, Class A1, 0.98%, 04/25/66
(a)
. 335 290,615
Series 2023-7, Class A1, 4.80%, 11/25/67
(e)
. 212 210,611
Series 2024-10, Class A1, 5.35%, 10/25/69
(e)
78 78,220
Series 2024-11, Class A1, 5.70%, 08/25/69
(e)
130 130,922
Series 2025-1, Class A1, 5.69%, 01/25/70
(e)
. 332 334,196
Series 2025-2, Class A1, 5.64%, 02/25/70
(e)
. 273 274,217
Series 2025-8, Class A1, 5.41%, 07/25/70
(e)
. 362 362,932
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.96%, 07/31/57
(a) (b)
............. 272 99,787
Atlas Funding plc, Series 2025-2, Class E,
(Sterling Overnight Index Average at 0.00%
Floor + 3.07%), 6.80%, 07/20/67
(a) (f)
...... GBP 100 131,969
Banc of America Funding Corp., Series 2015-R3,
Class 1A2, 3.86%, 03/27/36
(a) (b)
......... USD 84 71,341
Banc of America Funding Trust, Series 2014-R2,
Class 1C, 0.00%, 11/26/36
(a) (b)
.......... 113 39,029
Barclays Mortgage Loan Trust
(a)(b)
Series 2025-NQM3, Class B1, 7.58%,
05/25/65 ...................... 100 101,086
Series 2026-NQM2, Class A1, 4.70%,
12/25/65 ...................... 1,490 1,470,450
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 4.07%, 08/25/36 ........... 7 7,280
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.13%, 03/25/37 ........... 58 52,933
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.07%, 03/25/37 ....... 7 6,952
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.19%, 09/25/47 ....... 25 22,864
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 4.00%, 06/25/37 ....... 8 7,667
Bletchley Park Funding plc
(a)(f)
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.88%),
5.61%, 01/27/70 ................. GBP 100 131,899
Series 2025-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.38%),
7.11%, 01/27/70 ................. 100 132,421
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 7.97%,
09/25/63
(a)
..................... USD 151 151,587
Series 2025-NQM2, Class A1, 5.68%,
11/25/64
(e)
..................... 323 325,161
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (e)
................. 173 174,078
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (e)
...................... 104 101,688
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... USD 653 $ 252,722
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36 . 12 5,188
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.82%,
04/25/46
(a)
..................... 128 33,568
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.19%, 04/25/46
(a)
................ 11 10,595
Series 2007-15, Class 2A2, 6.50%, 09/25/37 172 56,712
Series 2007-9, Class A1, 5.75%, 07/25/37 .. 56 24,417
Series 2007-9, Class A11, 5.75%, 07/25/37 . 30 13,342
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 . 28 26,319
Series 2008-2, Class 1A1, 6.50%, 06/25/38 . 42 36,063
COLT Mortgage Loan Trust
(b)
Series 2021-5, Class A1, 1.73%, 11/26/66
(a)
. 194 176,494
Series 2024-6, Class A1, 5.39%, 11/25/69
(e)
. 80 79,817
Series 2025-11, Class A1, 5.05%, 11/25/70
(a)
297 296,411
Series 2025-12, Class B1, 6.86%, 01/26/71
(a)
128 127,816
Series 2025-7, Class A1, 5.47%, 06/25/70
(e)
. 364 364,680
Series 2025-8, Class A1, 5.48%, 08/25/70
(e)
. 183 183,466
Series 2025-8, Class B1, 7.10%, 08/25/70
(a)
. 100 100,282
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
....................... 281 104,654
Cross Mortgage Trust
(b)
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
289 289,440
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
757 760,683
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
173 173,943
Series 2025-H4, Class A1, 5.60%, 06/25/70
(a)
136 137,027
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(e)
..................... 724 720,976
Series 2026-NQM2, Class A1LC, 4.96%,
03/25/61
(e)
..................... 473 468,109
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.14%, 11/25/35
(a)
... 41 7,927
CSMC Trust
(a)(b)
Series 2020-SPT1, Class PT, 6.43%, 04/25/65 337 338,210
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 168 166,280
Series 2022-NQM6, Class PT, 9.21%,
12/25/67 ...................... 263 265,129
Deephaven Residential Mortgage Trust
(b)
Series 2024-1, Class A1, 5.74%, 07/25/69
(e)
. 82 82,294
Series 2025-INV1, Class A1, 5.09%,
11/25/60
(a)
..................... 575 573,350
Series 2025-INV1, Class B1, 6.68%,
11/25/60
(a)
..................... 100 98,668
Series 2026-INV1, Class A1, 4.80%,
12/25/70
(a)
..................... 893 885,714
Series 2026-INV1, Class B1, 6.57%,
12/25/70
(a)
..................... 100 98,560
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.13%,
08/25/47
(a)
....................... 79 72,954
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
....................... 6 4,884
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b) (e)
...... 111 111,117

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Edenbrook Mortgage Funding plc, Series 2024-1,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.95%), 5.68%, 03/22/57
(a) (f)
.. GBP 99 $ 132,795
Ellington Financial Mortgage Trust
(b)
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69
(e)
..................... USD 139 139,805
Series 2025-INV1, Class A1, 5.63%,
03/25/70
(e)
..................... 228 228,591
Series 2025-INV2, Class A1, 5.39%,
05/26/70
(e)
..................... 287 287,299
Series 2025-INV3, Class A1, 5.44%,
07/25/70
(e)
..................... 557 558,282
Series 2025-NQM5, Class A1, 5.03%,
11/25/70
(a)
..................... 736 731,923
Series 2025-NQM6, Class A1A, 5.00%,
12/25/70
(e)
..................... 241 239,381
Series 2026-INV2, Class A1, 4.68%,
02/25/71
(a)
..................... 1,243 1,226,750
Series 2026-NQM1, Class A1, 4.77%,
02/25/71
(a)
..................... 1,189 1,177,896
Elstree 1st plc, Series 252-1ST, Class E, (Sterling
Overnight Index Average at 0.00% Floor +
2.88%), 6.61%, 10/21/65
(a) (f)
............ GBP 100 131,862
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(a) (b)
............... USD 57 55,827
GCAT Trust
(b)(e)
Series 2025-NQM4, Class A1, 0.00%,
06/25/70 ...................... 398 398,897
Series 2026-NQM1, Class A1A, 4.79%,
12/25/70 ...................... 763 754,933
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
5.91%, 03/25/36
(a)
.................. 11 10,111
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM6, Class A1, 5.02%,
02/25/66
(b) (e)
...................... 265 264,320
GS Mortgage-Backed Securities Trust
(b)(e)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66 ...................... 286 285,203
Series 2025-NQM5, Class A1, 5.01%,
07/25/65 ...................... 337 334,740
Series 2026-DSC1, Class A1, 4.73%,
05/25/66 ...................... 1,482 1,468,581
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.14%, 01/25/35 ................. 23 20,215
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
4.14%, 03/25/35 ................. 27 24,913
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 4.14%, 01/25/36 ....... 22 17,597
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... 1 1,399
HarborView Mortgage Loan Trust
(a)
Series 2005-1, Class 1A, (1-mo. CME Term
SOFR at 0.64% Floor + 0.75%), 4.43%,
03/19/35 ...................... 48 22,973
Series 2007-4, Class 2A2, (1-mo. CME Term
SOFR at 0.00% Floor and 10.00% Cap +
0.61%), 4.04%, 07/19/37 ........... 66 66,152
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Homes Trust
(b)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69
(e)
..................... USD 493 $ 495,742
Series 2025-NQM2, Class A1, 5.42%,
02/25/70
(e)
..................... 724 725,269
Series 2025-NQM5, Class A1, 5.03%,
09/25/70
(a)
..................... 270 268,315
Series 2025-NQM5, Class B1, 6.79%,
09/25/70
(a)
..................... 100 99,159
Impac Secured Assets Trust, Series 2006-3,
Class A1, (1-mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.13%, 11/25/36
(a)
....... 39 35,982
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR41, Class A3, (1-mo. CME
Term SOFR at 0.36% Floor and 11.00%
Cap + 0.47%), 4.15%, 02/25/37 ....... 33 32,021
Series 2007-AR19, Class 3A1, 3.83%,
09/25/37 ...................... 62 39,928
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.27%, 08/25/37 ................. 62 57,669
J.P. Morgan Mortgage Trust
(b)
Series 2024-VIS1, Class B2, 8.04%,
07/25/64
(a)
..................... 150 150,366
Series 2024-VIS2, Class B1, 7.69%,
11/25/64
(a)
..................... 133 134,272
Series 2025-NQM2, Class A1, 5.57%,
09/25/65
(a)
..................... 511 513,437
Series 2025-NQM5, Class A1LC, 5.02%,
05/25/66
(e)
..................... 250 248,143
Series 2025-VIS1, Class M1, 6.41%,
08/25/55
(a)
..................... 250 251,316
Series 2026-NQM1, Class A1LC, 4.93%,
06/25/66
(e)
..................... 449 445,198
Japan Housing Finance Agency, Series 180,
Class 1, 0.50%, 05/10/57 ............. JPY 80,672 373,623
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 3.28%, 08/25/37
(a) (b)
.......... USD 13 3,799
Merrill Lynch Alternative Note Asset Trust, Series
2007-OAR2, Class A2, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.21%,
04/25/37
(a)
....................... 70 56,504
MFA Trust
(b)(e)
Series 2024-NPL1, Class A1, 6.33%, 09/25/54 201 201,408
Series 2025-NQM3, Class A1, 5.26%,
08/25/70 ...................... 839 838,428
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.34%, 04/28/62
(a) (f)
................. EUR 100 115,693
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2025-DSC2, Class A1, (SOFR 30 day
Average + 0.00%), 5.44%, 07/25/70 .... USD 738 740,106
Series 2025-NQM1, Class A1, 5.74%,
11/25/69 ...................... 304 307,144
Series 2025-NQM1, Class M1, 6.50%,
11/25/69 ...................... 440 443,870
Series 2026-NQM2, Class A1, 4.73%,
01/26/71 ...................... 709 701,713
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. CME Term
SOFR at 0.34% Floor and 9.00% Cap +
0.45%), 4.12%, 04/16/36
(a) (b)
........... 102 100,217
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
22 21,290

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-NQM3, Class B1, 7.16%,
11/25/64
(a)
..................... USD 170 $ 171,850
Series 2025-NQM1, Class A1, 5.64%,
01/25/65
(e)
..................... 198 200,360
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 100 101,507
Series 2025-NQM4, Class A1, 5.35%,
07/25/65
(a)
..................... 164 164,550
Series 2025-NQM4, Class B1, 7.02%,
07/25/65
(a)
..................... 105 106,469
Series 2025-NQM5, Class A1, 5.11%,
08/25/65
(a)
..................... 159 158,415
Series 2026-NQM3, Class A1, 4.83%,
02/25/66
(a)
..................... 1,487 1,473,089
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 4.63%,
06/25/37
(a)
....................... 8 6,645
NRZT, Series 2025-NQM6, Class A1, 5.09%,
10/25/65
(a) (b)
...................... 381 379,693
NYMT Loan Trust
(b)
Series 2024-INV1, Class A1, 5.38%,
06/25/69
(a)
..................... 79 79,242
Series 2026-INV1, Class A1, 4.77%,
02/25/61
(a)
..................... 796 791,464
Series 2026-INV1, Class A1LC, 4.94%,
02/25/61
(e)
..................... 131 129,933
Series 2026-INV1, Class B1, 6.47%,
02/25/61
(a)
..................... 400 392,523
OBX Trust, Series 2025-NQM3, Class A1, 5.65%,
12/01/64
(b) (e)
...................... 181 182,454
PRKCM Trust
(a)(b)
Series 2023-AFC1, Class B1, 7.26%,
02/25/58 ...................... 498 495,955
Series 2026-AFC1, Class A1, 4.68%,
02/25/61 ...................... 322 319,017
PRPM Trust
(b)
Series 2024-NQM1, Class B1, 7.39%,
12/25/68
(a)
..................... 148 148,851
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(e)
..................... 159 159,540
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 100 100,868
Series 2025-NQM2, Class A1, 5.69%,
04/25/70
(e)
..................... 444 445,972
Series 2025-NQM3, Class A1, 5.61%,
05/25/70
(a)
..................... 561 562,863
Series 2025-NQM5, Class A1A, 5.18%,
10/25/70
(e)
..................... 231 230,236
Series 2025-NQM6, Class A1, 4.99%,
12/25/70
(a)
..................... 273 270,728
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(b) (e)
.......... 100 100,906
RALI Trust, Series 2007-QH9, Class A1, 3.97%,
11/25/37
(a)
....................... 18 15,121
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (e)
............. 79 78,845
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.19%,
09/25/35
(a) (b)
...................... 1 1,182
RFMSI Trust, Series 2006-SA4, Class 2A1,
5.43%, 11/25/36
(a)
.................. 38 32,522
Santander Mortgage Asset Receivable Trust
(b)
Series 2025-NQM2, Class A1, 5.73%,
02/25/65
(e)
..................... 116 116,781
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM6, Class A1, 5.14%,
11/25/65
(a)
..................... USD 173 $ 172,026
Series 2026-NQM1, Class A1, 4.95%,
11/25/65
(a)
..................... 409 406,355
SG Residential Mortgage Trust
(b)
Series 2021-1, Class A1, 1.16%, 07/25/61
(a)
. 448 376,798
Series 2025-1, Class ALCF, 5.23%, 12/25/65 100 99,848
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 3.98%, 04/25/36
(a)
. 33 16,947
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.17%, 06/25/36 ....... 47 42,594
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor and 10.50%
Cap + 0.53%), 4.21%, 05/25/46 ....... 27 19,238
Toorak Mortgage Trust, Series 2024-2, Class A1,
6.33%, 10/25/31
(b) (e)
................. 100 100,464
Verus Securitization Trust
(b)
Series 2021-8, Class A1, 2.82%, 11/25/66
(a)
. 182 166,352
Series 2023-3, Class B1, 7.67%, 03/25/68
(a)
. 100 99,626
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(e)
..................... 140 139,054
Series 2025-5, Class A1, 5.43%, 06/25/70
(e)
. 370 371,430
Series 2025-6, Class A1, 5.42%, 07/25/70
(e)
. 866 868,622
Series 2026-1, Class A1LC, 5.02%, 01/25/71
(e)
100 99,516
Series 2026-2, Class A1LC, 4.75%, 02/25/71
(e)
371 364,186
Series 2026-R1, Class A1, 4.83%, 10/25/67
(a)
154 152,307
Series 2026-R1, Class A1LC, 4.94%,
10/25/67
(e)
..................... 236 234,819
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 29 27,438
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(e)
19 17,063
40,639,062
Commercial Mortgage-Backed Securities — 4.2%
1301 Trust
(a)(b)
Series 2025-1301, Class A, 5.06%, 08/11/42 55 55,131
Series 2025-1301, Class E, 7.24%, 08/11/42 34 35,141
Series 2025-1301, Class F, 8.10%, 08/11/42 431 449,139
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.27%,
06/15/42
(a) (b)
...................... 515 513,391
245 Park Avenue Trust, Series 2017-245P, Class
E, 3.66%, 06/05/37
(a) (b)
............... 200 193,128
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 5.51%,
09/15/34 ...................... 100 98,500
Series 2017-280P, Class E, (1-mo. CME Term
SOFR at 2.37% Floor + 2.42%), 6.09%,
09/15/34 ...................... 137 134,260
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.95%, 04/15/35
(a) (b)
...... 19 18,739
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.05%, 11/10/29 350 353,392
Series 2024-ATRM, Class E, 8.60%, 11/10/29 72 73,951
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.32%, 08/15/42 ................. 133 133,105
Series 2025-ATRM, Class F, (1-mo. CME
Term SOFR at 5.50% Floor + 5.50%),
9.17%, 08/15/42 ................. 141 139,618

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-ATRM, Class G, (1-mo. CME
Term SOFR at 6.75% Floor + 6.75%),
10.42%, 08/15/42 ................ USD 20 $ 19,809
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%, 12/10/41 1,440 1,469,366
Series 2024-MAR, Class B, 6.39%, 12/10/41 223 229,777
Series 2024-MAR, Class C, 7.01%, 12/10/41 546 561,616
Series 2024-MAR, Class D, 8.31%, 12/10/41 200 208,499
BANK, Series 2021-BN35, Class C, 2.90%,
06/15/64
(a)
....................... 153 128,888
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 05/15/35
(a) (b)
........... 293 291,444
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.24%,
01/25/36 ...................... 16 15,484
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 4.46%,
01/25/36 ...................... 12 11,327
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.33%,
04/25/36 ...................... 4 3,621
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.17%,
10/25/36 ...................... 4 4,247
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.24%,
10/25/36 ...................... 4 3,538
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.52%), 4.20%,
07/25/37 ...................... 11 10,571
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.47%,
09/25/37 ...................... 47 44,755
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.59%,
03/15/37
(a) (b)
.................... 35 33,164
Series 2022-C17, Class A5, 4.44%, 09/15/55 23 22,465
Series 2025-C35, Class AS, 5.84%,
07/15/58
(a)
..................... 70 72,138
Series 2025-C35, Class D, 4.50%, 07/15/58
(b)
70 54,545
Series 2025-C39, Class A5, 5.30%, 12/15/58 55 55,781
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 23 22,837
Benchmark Mortgage Trust, Series 2020-B21,
Class A5, 1.98%, 12/17/53 ............ 43 38,067
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/41 ...................... 160 160,050
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.31%,
11/15/41 ...................... 104 104,033
Series 2025-5MW, Class A, 4.67%, 10/10/42 105 104,171
Series 2025-5MW, Class E, 7.91%, 10/10/42 47 47,852
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.17%,
11/15/42 ...................... 913 911,861
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.42%,
11/15/42 ...................... 8 7,980
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.52%, 08/15/42
(a) (b)
. 998 998,641
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class A, (1-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.01%, 03/15/41
(a) (b)
. USD 86 $ 85,686
BPR Commercial Mortgage Trust
(a)(b)
Series 2024-PARK, Class A, 4.87%, 11/05/39 100 101,056
Series 2025-STAR, Class A, 4.62%, 11/05/42 250 247,872
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ 299 306,222
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... 30 30,375
BRCK Trust
(a)(b)
Series 2025-830B, Class A, 4.48%, 12/10/42 156 154,452
Series 2025-830B, Class E, 6.78%, 12/10/42 389 396,973
Series 2025-830B, Class F, 7.59%, 12/10/42 150 153,882
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/42
(a) (b)
...................... 506 504,813
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
................ 105 95,989
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.36%,
08/15/41 ...................... 217 217,016
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39 ................. 180 180,349
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.31%, 05/15/41 ................. 561 561,201
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.16%, 11/15/41 . CAD 58 41,783
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.11%,
02/15/39 ...................... USD 152 152,018
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.05%,
08/15/42 ...................... 103 102,536
Series 2025-BCAT, Class E, (1-mo. CME Term
SOFR at 3.50% Floor + 3.50%), 7.17%,
08/15/42 ...................... 96 96,068
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
11/15/42 ...................... 788 788,079
Series 2025-JDI, Class E, (1-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 7.07%,
11/15/42 ...................... 89 88,892
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40 ................. 263 262,967
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
03/15/45 ...................... 1,077 1,071,787
Series 2026-XL6, Class E, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 6.67%,
03/15/43 ...................... 165 163,972
BX Trust
(a)(b)
Series 2025-ARIA, Class A, 5.03%, 12/13/42 470 472,474
Series 2025-LIFE, Class A, 5.88%, 06/13/47 149 149,428
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
10/15/42 ...................... 318 317,205
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
06/15/35 ...................... 121 121,000

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 6.97%,
06/15/35 ...................... USD 66 $ 65,999
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ...................... 1,124 1,116,106
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
12/15/44 ...................... 266 265,169
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 60 49,964
Series 2017-GM, Class D, 3.42%, 06/13/39 . 200 194,857
Series 2017-GM, Class E, 3.42%, 06/13/39 . 50 48,132
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.56%,
07/15/41
(a) (b)
...................... 311 311,000
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 4.52%,
05/22/34
(a) (b)
...................... EUR 346 401,759
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 02/10/50 ................... USD 30 29,351
CENT, Series 2025-CITY, Class A, 4.92%,
07/10/40
(a) (b)
...................... 560 564,016
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a) (b)
...................... 126 120,423
CHI Commercial Mortgage Trust
(a)(b)
Series 2025-110W, Class A, 5.10%, 12/13/40 178 176,798
Series 2025-110W, Class D, 6.63%, 12/13/40 275 268,945
CIP Commercial Mortgage Trust
(a)(b)
Series 2025-SBAY, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/37 ...................... 885 884,447
Series 2025-SBAY, Class E, (1-mo. CME Term
SOFR at 3.75% Floor + 3.75%), 7.42%,
10/15/37 ...................... 124 123,535
Commercial Mortgage Trust
(b)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
..................... 160 160,447
Series 2025-167G, Class A, 5.50%, 08/10/40 491 489,057
Series 2025-167G, Class E, 8.20%,
08/10/40
(a)
..................... 75 74,648
Series 2025-167G, Class F, 9.16%, 08/10/40
(a)
66 65,694
Series 2025-SBX, Class B, 5.55%, 08/10/41
(a)
93 92,427
CSMC Trust
(b)
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 95,157
Series 2022-LION, Class A, (1-mo. CME Term
SOFR at 3.59% Floor + 3.44%), 7.11%,
02/15/27
(a) (h)
.................... 160 159,293
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.76%, 11/10/41 131 130,652
Series 2025-GATE2, Class A, 4.56%,
11/10/42 ...................... 140 137,637
Series 2025-GATE2, Class D, 5.63%,
11/10/42 ...................... 100 98,319
Series 2026-GATE3, Class E, 6.34%,
02/10/43 ...................... 300 296,324
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
11/15/42 ...................... 1,286 1,285,198
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.72%,
11/15/42 ...................... 113 112,576
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.27%, 08/15/35
(a) (b)
................. 278 278,219
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DK Trust
(a)(b)
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.27%,
08/15/37 ...................... USD 332 $ 332,000
Series 2025-LXP, Class D, (1-mo. CME Term
SOFR at 2.89% Floor + 2.89%), 6.57%,
08/15/37 ...................... 17 17,000
Durst Commercial Mortgage Trust
(a)(b)
Series 2025-151, Class A, 4.80%, 08/10/42 . 174 175,606
Series 2025-151, Class D, 6.34%, 08/10/42 . 100 102,164
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
....................... 839 848,602
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.12%,
12/15/39 ...................... 525 524,704
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.32%, 12/15/39 ................. 155 156,262
FS Trust, Series 2026-HULA, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.13%, 03/15/41
(a) (b)
................. 286 285,911
GGP, Series 2026-TY, Class A, 4.67%,
03/05/43
(a) (b)
...................... 94 92,859
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
... 85 76,644
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class C, (1-mo. CME Term SOFR at
2.44% Floor + 2.44%), 6.11%, 05/15/37
(a) (b)
. 406 405,746
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 4.55%, 11/05/37
(a) (b)
. 160 159,464
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 11/15/41
(a) (b)
........... 220 217,113
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2024-IGLG, Class A, 5.17%, 11/09/39 360 360,755
Series 2024-IGLG, Class D, 6.48%, 11/09/39 100 99,832
Series 2024-IGLG, Class E, 7.25%, 11/09/39 305 304,236
Series 2024-IGLG, Class F, 8.22%, 11/09/39 261 260,442
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 6.86%, 06/15/39
(a) (b)
. 100 99,750
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.21%, 12/15/39
(a) (b)
. 579 578,200
KSL Trust
(a)(b)
  (1M Sofr FWD + 1.89%), 5.57%, 06/15/30 . 126 125,964
  (1M Sofr FWD + 4.09%), 7.76%, 06/15/30 . 18 18,058
Lagarino European Loan Conduit No. 40 DAC
(a)(f)
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.26%, 06/22/37 . EUR 159 183,157
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 4.76%, 06/22/37 . 101 116,513
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.66%, 06/22/37 . 258 296,680
Last Mile Logistics Pan Euro Finance DAC,
Series 1X, Class E, (3-mo. EURIBOR at
2.70% Floor + 2.70%), 4.70%, 08/17/33
(a) (f)
.. 114 131,065
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.35%, 08/17/31
(a) (f)
............ 203 234,563
LEX Trust, Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.02%, 03/15/43
(a) (b)
................. USD 343 341,499

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LQR Trust
(a)(b)
Series 2025-CALI, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
01/15/43 ...................... USD 97 $ 96,336
Series 2025-CALI, Class E, (1-mo. CME Term
SOFR at 3.95% Floor + 3.95%), 7.62%,
01/15/43 ...................... 290 289,997
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.37%, 10/15/40
(a) (b)
................. 346 345,135
MCR Mortgage Trust, Series 2024-HF1, Class
A, (1-mo. CME Term SOFR at 1.79% Floor +
1.79%), 5.47%, 12/15/41
(a) (b)
........... 215 214,772
MIC Trust (The), Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................. 70 74,495
MLTI Trust
(a)(b)
Series 2026-SF75, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
03/15/31 ...................... 238 236,810
Series 2026-SF75, Class E, (1-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 6.92%,
03/15/31 ...................... 221 220,159
Morgan Stanley Capital I Trust, Series 2021-
230P, Class B, (1-mo. CME Term SOFR at
1.45% Floor + 1.56%), 5.24%, 12/15/38
(a) (b)
. 20 18,650
NCMF Trust, Series 2025-MFS, Class E, 7.53%,
06/10/33
(a) (b)
...................... 295 296,606
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a) (b)
. 200 199,813
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ...................... 224 224,070
Series 2025-28L, Class A, 4.67%, 11/05/38 . 394 392,335
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.66%,
08/15/29 ...................... 100 100,158
Series 2025-77C, Class A, 4.79%, 01/10/36 . 480 476,157
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
........... 190 168,768
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.20%, 07/15/39
(a) (b)
....... 100 101,206
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a) (b)
................. 630 630,000
PENN Commercial Mortgage Trust
(a)(b)
Series 2025-P11, Class A, 5.34%, 08/10/42 . 118 119,897
Series 2025-P11, Class C, 6.51%, 08/10/42 . 100 103,733
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.82%, 03/15/43
(a) (b)
. 125 123,755
ROCK Trust, Series 2024-CNTR, Class A,
5.39%, 11/13/41
(b)
.................. 113 114,874
Sage AR Funding
(a)(f)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.14%, 05/17/37 ................. GBP 97 128,077
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.64%, 05/17/37 ................. 97 128,033
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.49%, 05/18/38 ................. 270 355,063
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.50%),
6.24%, 05/18/38 ................. GBP 116 $ 152,473
SCG Commercial Mortgage Trust
(a)(b)
Series 2025-FLWR, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.92%, 08/15/42 ................. USD 174 173,674
Series 2025-FLWR, Class E, (1-mo. CME
Term SOFR at 2.75% Floor + 2.75%),
6.42%, 08/15/42 ................. 28 27,796
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 04/15/41
(a) (b)
........... 100 100,000
SELF Commercial Mortgage Trust
(a)(b)
Series 2024-STRG, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.21%, 11/15/34 ................. 13 13,444
Series 2024-STRG, Class E, (1-mo. CME
Term SOFR at 4.19% Floor + 4.19%),
7.86%, 11/15/34 ................. 106 105,413
Series 2024-STRG, Class F, (1-mo. CME
Term SOFR at 5.19% Floor + 5.19%),
8.86%, 11/15/34 ................. 88 86,987
Taurus UK DAC
(a)(f)
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 5.74%, 02/18/35 ........... GBP 85 112,456
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.24%, 02/18/35 ........... 90 119,167
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 6.94%, 02/18/35 ........... 191 251,681
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.92%, 12/15/39
(a) (b)
. USD 439 438,314
UK Logistics DAC
(a)(f)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.39%, 05/17/34 ................. GBP 61 80,717
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
6.84%, 02/17/35 ................. 85 111,430
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.74%, 05/17/35 ................. 173 228,273
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.39%, 08/17/35 ................. 90 119,770
UNIV Trust
(a)(b)
Series 2025-APTS, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.32%, 11/15/42 ................. USD 388 386,637
Series 2025-APTS, Class B, (1-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
5.92%, 11/15/42 ................. 100 99,650
VEGAS, Series 2024-GCS, Class C, 6.22%,
07/10/36
(a) (b)
...................... 640 646,659
VEGAS Trust, Series 2024-GCS, Class D,
6.22%, 07/10/36
(a) (b)
................. 943 938,215
Velocity Commercial Capital Loan Trust
(b)
Series 2017-2, Class M3, 4.24%, 11/25/47
(a)
. 52 48,767
Series 2017-2, Class M4, 5.00%, 11/25/47
(a)
. 26 23,731
Series 2023-1, Class M5, 9.64%, 01/25/53
(a)
70 66,066
Series 2024-1, Class A, 6.55%, 01/25/54
(a)
.. 114 115,290
Series 2024-5, Class A, 5.49%, 10/25/54 ... 67 67,071

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-5, Class M3, 6.76%, 10/25/54 .. USD 79 $ 78,279
Series 2024-6, Class M2, 6.55%, 12/25/54
(a)
99 99,282
Series 2024-6, Class M3, 6.92%, 12/25/54
(a)
182 182,745
Series 2024-6, Class M4, 9.67%, 12/25/54
(a)
99 99,907
Series 2025-1, Class M1, 6.68%, 02/25/55
(a)
899 908,150
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
106 106,747
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
100 99,307
Series 2025-5, Class M3, 6.70%, 12/25/55
(a)
223 219,470
Series 2026-1, Class A, 5.10%, 02/25/56
(a)
.. 485 478,102
41,283,624
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.59%, 02/15/50 ................... 1,000 3,449
BBCMS Trust, Series 2015-SRCH, Class XA,
0.82%, 08/10/35
(b)
.................. 854 6,228
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.61%, 01/15/52 . 4,322 54,695
Series 2019-B9, Class XA, 1.00%, 03/15/52 . 929 21,130
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.57%, 05/10/58 ..... 170 3
CSAIL Commercial Mortgage Trust, Series 2017-
CX10, Class XB, 0.23%, 11/15/50 ....... 1,430 6,617
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 900 1,180
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.40%, 09/15/47 51 —
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
1,800 4,675
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.06%, 12/15/47 130 1,456
Series 2015-C26, Class XD, 1.61%, 10/15/48 54 2
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.58%,
03/15/49
(b)
..................... 1,000 12,846
Series 2017-H1, Class XD, 2.12%, 06/15/50
(b)
110 2,452
Series 2019-L2, Class XA, 0.97%, 03/15/52 . 346 8,205
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... 1,562 4,863
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 ...................... 312 817
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.41%, 08/15/49
(b)
.. 1,000 5,280
133,898
Total Non-Agency Mortgage-Backed Securities — 8 .4%
(Cost: $ 82,666,437 ) ............................... 82,056,584
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(c)(d)(h)
Lehman Brothers Holdings, Inc. ........... 1,025 —
Lehman Brothers Holdings, Inc., Capital Trust VII 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.8%
Automobiles — 0.0%
Stellantis NV , (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%), 8.25%
(a) (f) (l)
GBP 100 $ 126,490
Banks — 0.1%
(a)(f)(l)
Standard Chartered plc , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.87%), 7.00% .................... USD 200 195,914
United Overseas Bank Ltd. , (SDSOA7 + 0.94%),
3.00% .......................... SGD 500 388,407
584,321
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (f) (l)
................ EUR 200 224,146
Capital Markets — 0.0%
UBS Group AG , (ADSWAP5 + 2.60%), 7.13%
(a) (f)
(l)
.............................. AUD 285 190,650
Chemicals — 0.0%
FMC Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45% , 11/01/55
(a)
.................. USD 90 57,947
Construction Materials — 0.0%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (l)
................. 327 331,944
Consumer Finance — 0.0%
AerCap Ireland Capital DAC , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.44%), 6.50% , 01/31/56
(a)
..... 158 158,163
Electric Utilities — 0.4%
(a)
Alliant Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75% , 04/01/56 .............. 192 186,673
Entergy Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.67%),
7.13% , 12/01/54 ................... 100 102,468
Evergy, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.65% , 06/01/55 ................... 356 358,401
Eversource Energy
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10% , 08/15/56 ................. 160 158,022
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35% , 08/15/56 ................. 306 301,856
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................. 485 501,749
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................. 149 151,794
(5-Year EURIBOR ICE Swap Rate + 1.59%),
4.00% , 05/15/56 ................. EUR 800 890,295
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 ................... USD 460 462,950
Sierra Pacific Power Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.55%), 6.20% , 12/15/55 .............. 122 118,660
3,232,868

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.0%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... USD 243 $ 227,837
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 89 87,472
315,309
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.89%), 6.95% , 07/15/55
(a)
............ 100 93,298
Multi-Utilities — 0.3%
(a)
CenterPoint Energy, Inc.
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 124 127,612
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70% , 05/15/55 ................. 141 142,578
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 194 205,192
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55 ................. 261 268,613
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.01%),
6.20% , 02/15/56 ................. 127 125,883
NiSource, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95% , 11/30/54 ................. 203 208,745
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
5.75% , 07/15/56 ................. 153 150,672
Sempra
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 ................. 157 158,690
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.14%),
6.55% , 04/01/55 ................. 165 164,263
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.35%),
6.63% , 04/01/55 ................. 100 99,997
1,652,245
Oil, Gas & Consumable Fuels — 0.0%
(a)
Energy Transfer LP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.48%), 6.75% , 02/15/56 .............. 100 99,454
Phillips 66 Co. , Series A , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.28%), 5.88% , 03/15/56 .............. 132 129,988
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (l)
........................ 72 73,514
Thaioil Treasury Center Co. Ltd. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.38%), 6.10%
(f) (l)
........... 200 192,511
495,467
Pharmaceuticals — 0.0%
Bayer AG , (5-Year EUR Swap Annual + 4.46%),
5.38% , 03/25/82
(a) (f)
................. EUR 100 115,020
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
(a)(f)(l)
Aroundtown Finance SARL , (5-Year EURIBOR
ICE Swap Rate + 3.43%), 5.25% ........ EUR 100 $ 105,178
Grand City Properties SA , (5-Year EURIBOR ICE
Swap Rate + 2.18%), 1.50% ........... 100 113,252
218,430
Total Capital Trusts — 0 .8%
(Cost: $ 7,957,659 ) ............................... 7,796,298
Shares
Shares
Preferred Stocks — 0.1%
IT Services — 0.0%
Fluidstack CS I, Inc. , Series A
(d) (h)
.......... 2,025 150,036
Software — 0.1%
True Anomaly, Inc. , Series D
(d) (h)
........... 13,522 353,976
Total Preferred Stocks — 0 .1%
(Cost: $ 504,012 ) ................................. 504,012
Trust Preferreds — 0.0%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(k)
........ 1,700 110,296
Total Trust Preferreds — 0.0%
(Cost: $ 85,000 ) ................................. 110,296
Total Preferred Securities — 0 .9%
(Cost: $ 8,546,671 ) ............................... 8,410,606
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.8%
(a)
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-1 , Class BX ,
3.43% , 05/25/57 ................... USD 18 7,865
Federal Home Loan Mortgage Corp. Variable
Rate Notes
Class FH , (SOFR 30 day Average at
1.50% Floor and 6.50% Cap + 1.50%),
5.16% , 06/25/55 ................. 310 313,336
Series 5468 , Class WF , (SOFR 30 day
Average at 1.10% Floor and 6.50% Cap +
1.10%), 4.76% , 11/25/54 ............ 397 397,759
Series 5478 , Class FD , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 02/25/54 ........... 210 211,184
Series 5479 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 ........... 179 180,466
Series 5482 , Class FB , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 12/25/54 ........... 394 398,174
Series 5499 , Class FW , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 02/25/55 ........... 598 602,947
Series 5500 , Class DF , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 10/25/54 ........... 273 274,684
Series 5502 , Class EF , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 02/25/55 ........... 223 225,134

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5503 , Class FB , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 02/25/55 ........... USD 240 $ 242,146
Series 5508 , Class FE , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.26% , 02/25/55 ........... 303 306,624
Series 5508 , Class FG , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 02/25/55 ........... 600 604,195
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 01/25/55 ........... 1,944 1,957,378
Series 5515 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 03/25/55 ........... 238 240,042
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 03/25/55 ........... 4,578 4,616,242
Series 5539 , Class FC , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 05/25/55 ........... 309 312,372
Series 5543 , Class FC , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 ........... 236 238,286
Series 5543 , Class FG , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 ........... 239 242,021
Series 5543 , Class FM , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 ........... 316 319,630
Series 5563 , Class FA , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 08/25/55 ........... 574 578,159
Series 5570 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 05/25/55 ........... 343 346,195
Series 5574 , Class FB , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 09/25/55 ........... 271 272,718
Federal National Mortgage Association Variable
Rate Notes
Series 2023-35 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.76% , 08/25/53 ........... 453 455,579
Series 2023-68 , Class FB , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 4.71% , 01/25/54 ........... 447 448,872
Series 2024-63 , Class FH , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.76% , 09/25/54 ........... 321 323,182
Series 2024-88 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 ........... 255 256,954
Series 2024-95 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 ........... 93 93,850
Series 2024-96 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 12/25/54 ........... 447 450,460
Series 2025-1 , Class FX , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 02/25/55 ........... 315 316,963
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.11% , 02/25/55 ............ 598 603,396
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-9 , Class FG , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.01% , 03/25/55 ........... USD 178 $ 179,127
Series 2025-13 , Class FB , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 4.96% , 03/25/55 ........... 369 371,887
Series 2025-18 , Class FH , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 08/25/54 ........... 162 162,983
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.26% , 05/25/55 ........... 372 377,071
Series 2025-42 , Class FA , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.16% , 06/25/55 ........... 223 225,533
Series 2025-42 , Class FE , (SOFR 30 day
Average at 1.55% Floor and 6.50% Cap +
1.55%), 5.21% , 06/25/55 ........... 415 419,722
Series 2025-63 , Class DF , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.06% , 08/25/55 ........... 222 223,555
Government National Mortgage Association
Variable Rate Notes , Series 2025-9 , Class FE ,
(SOFR 30 day Average at 1.25% Floor and
6.50% Cap + 1.25%), 4.92% , 01/20/55 .... 254 255,073
18,051,764
Commercial Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.30% , 11/25/32
(a)
.................. 51 50,030
Government National Mortgage Association
Series 2025-88 , Class AT , 5.00% , 06/16/58 . 211 211,727
Series 2025-126 , Class AD , 5.00% , 05/16/65 194 193,366
Series 2025-128 , Class AD , 5.00% , 10/16/56 224 225,122
Series 2025-129 , Class AB , 4.75% , 09/16/54 142 140,921
Series 2025-130 , Class AL , 4.75% , 08/16/56 142 140,943
962,109
Interest Only Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association ,
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 647 108,192
Mortgage-Backed Securities — 55.0%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 105 102,363
3.00% , 09/01/27 - 12/01/46 ............ 549 506,372
3.50% , 02/01/31 - 01/01/48 ............ 1,027 979,714
4.00% , 08/01/40 - 12/01/45 ............ 90 87,016
4.50% , 02/01/39 - 04/01/49 ............ 1,662 1,637,799
5.00% , 10/01/41 - 11/01/48 ............ 71 72,156
5.50% , 02/01/35 - 06/01/41 ............ 59 61,273
Federal National Mortgage Association
4.00% , 01/01/41 ................... 5 4,907
6.00% , 07/01/39 ................... 47 48,554
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 3,822 3,159,472
2.00% , 04/15/56
(q)
.................. 5,603 4,627,290
2.50% , 04/20/51 - 01/20/53 ............ 5,808 5,000,873
2.50% , 04/15/56
(q)
.................. 3,708 3,189,459
3.00% , 02/15/45 - 01/20/52 ............ 3,908 3,496,054
3.00% , 04/15/56
(q)
.................. 2,932 2,617,084
3.50% , 01/15/42 - 10/20/52 ............ 5,004 4,673,953
3.50% , 04/15/56
(q)
.................. 515 472,284
4.00% , 04/20/39 - 12/20/52 ............ 2,055 1,950,716
4.00% , 04/15/56
(q)
.................. 1,869 1,750,461
4.50% , 12/20/39 - 07/20/49 ............ 507 498,666

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% , 04/15/56
(q)
.................. USD 4,357 $ 4,208,431
5.00% , 12/15/38 - 11/20/52 ............ 2,968 2,961,384
5.00% , 04/15/56
(q)
.................. 4,221 4,180,066
5.50% , 04/15/56
(q)
.................. 7,471 7,518,581
6.00% , 04/15/56
(q)
.................. 4,167 4,237,031
6.50% , 04/15/56
(q)
.................. 1,760 1,829,046
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ 10,433 8,707,552
1.50% , 04/25/41
(q)
.................. 179 160,886
2.00% , 10/01/31 - 08/01/52 ............ 43,258 35,980,318
2.00% , 04/25/41 - 04/25/56
(q)
........... 6,014 4,981,138
2.50% , 09/01/27 - 07/01/53
(r)
........... 32,896 28,370,159
2.50% , 04/25/41 - 04/25/56
(q)
........... 18,992 16,068,042
3.00% , 04/01/28 - 08/01/52 ............ 15,494 13,964,392
3.00% , 04/25/41 - 04/25/56
(q)
........... 27,175 23,879,730
3.50% , 03/01/29 - 01/01/51 ............ 5,305 4,946,044
3.50% , 04/25/41 - 05/25/56
(q)
........... 50,794 46,544,104
4.00% , 08/01/31 - 06/01/52 ............ 7,393 7,081,406
4.00% , 04/25/41 - 04/25/56
(q)
........... 3,182 3,015,991
4.50% , 06/01/26 - 09/01/53 ............ 5,411 5,328,333
4.50% , 04/25/41 - 04/25/56
(q)
........... 3,313 3,261,179
5.00% , 02/01/35 - 03/01/56 ............ 37,303 36,977,005
5.00% , 04/25/56
(q)
.................. 82,389 81,245,646
5.50% , 02/01/35 - 04/01/55
(r)
........... 12,248 12,385,064
5.50% , 04/25/56
(q)
.................. 58,755 59,025,631
6.00% , 04/01/35 - 11/01/55 ............ 12,086 12,402,282
6.00% , 04/25/56 - 05/25/56
(q)
........... 65,806 67,031,321
6.50% , 05/01/40 - 07/01/54 ............ 3,087 3,199,872
6.50% , 04/25/56
(q)
.................. 3,905 4,039,737
538,466,837
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (j)
........... 110 17,610
Total U.S. Government Sponsored Agency Securities — 56 .9%
(Cost: $ 569,570,712 ) .............................. 557,606,512
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 08/15/54 ............ 1,013 951,574
4.50% , 08/15/39 ................... 787 779,400
4.38% , 11/15/39 ................... 126 122,889
4.63% , 02/15/40 - 11/15/44 ............ 1,666 1,623,835
1.13% , 05/15/40 - 08/15/40 ............ 3,340 2,093,045
3.88% , 08/15/40 ................... 372 340,961
1.38% , 11/15/40 - 08/15/50 ............ 3,270 1,858,090
1.88% , 02/15/41 - 11/15/51 ............ 4,302 2,549,585
3.75% , 08/15/41 - 11/15/43 ............ 2,823 2,463,551
2.38% , 02/15/42 - 05/15/51 ............ 4,077 2,681,734
3.00% , 05/15/42 - 08/15/52 ............ 10,529 7,723,373
3.25% , 05/15/42 ................... 2,230 1,837,485
3.13% , 02/15/43 - 05/15/48 ............ 3,733 2,884,088
3.88% , 02/15/43
(s)
.................. 4,156 3,692,745
3.63% , 08/15/43 - 05/15/53 ............ 8,131 6,633,473
4.75% , 11/15/43
(r)
.................. 6,175 6,100,707
4.13% , 08/15/44 - 08/15/53 ............ 2,962 2,669,519
2.50% , 02/15/45 ................... 3,241 2,272,878
2.75% , 11/15/47 ................... 4,241 2,991,396
2.88% , 05/15/49 ................... 1,688 1,200,062
2.25% , 08/15/49 - 02/15/52 ............ 3,782 2,349,513
1.63% , 11/15/50 ................... 1,536 801,316
2.00% , 08/15/51 ................... 1,600 910,937
4.75% , 11/15/53
(r) (s)
................. 7,550 7,340,803
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Linked Notes ,
1.63% , 04/15/30 ................... USD 10,628 $ 10,733,943
U.S. Treasury Notes
4.50% , 07/15/26 - 12/31/31 ............ 5,715 5,770,585
4.38% , 12/15/26 - 08/31/28 ............ 5,691 5,746,057
4.00% , 01/15/27 - 02/15/34 ............ 5,943 5,914,890
4.25% , 03/15/27 - 06/30/31 ............ 3,703 3,741,545
2.38% , 05/15/27 - 03/31/29 ............ 2,779 2,695,740
0.50% , 05/31/27 - 08/31/27 ............ 5,416 5,187,983
2.25% , 08/15/27 ................... 3,228 3,159,909
0.38% , 09/30/27 ................... 1,674 1,589,760
4.13% , 10/31/27 ................... 2,532 2,542,484
3.88% , 11/30/27 - 03/15/28 ............ 22,290 22,312,257
1.25% , 03/31/28 - 09/30/28 ............ 8,963 8,461,638
1.13% , 08/31/28 ................... 1,481 1,389,595
1.50% , 11/30/28 - 02/15/30 ............ 947 868,386
3.75% , 12/31/28 - 05/31/30 ............ 6,318 6,293,321
1.75% , 01/31/29 ................... 62 58,563
1.88% , 02/28/29 - 02/15/32 ............ 177 161,088
2.88% , 04/30/29 - 05/15/32 ............ 3,632 3,506,091
3.25% , 06/30/29 ................... 2,310 2,267,648
3.50% , 01/31/30 ................... 2,978 2,936,587
3.63% , 08/31/30 - 09/30/31 ............ 15,911 15,695,776
4.88% , 10/31/30 ................... 1,730 1,797,687
4.38% , 01/31/32
(s)
.................. 5,015 5,100,412
Total U.S. Treasury Obligations — 18 .7%
(Cost: $ 194,133,335 ) .............................. 182,804,904
Shares
Shares
Warrants
Beverages — 0.0%
(d) (h)
Cirkul, Inc. ( Issued/Exercisable 05/01/25 , 1 Share
for 1 Warrant, Expires 04/25/35 , Strike Price
USD 0.01 ) ....................... 520 —
Cirkul, Inc. ( Issued/Exercisable 05/01/25 , 1 Share
for 1 Warrant, Expires 04/25/35 , Strike Price
USD 35.41 ) ...................... 534 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 132.1%
(Cost: $ 1,328,979,446 ) ............................ 1,292,954,347
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury Bills
(t)
14.61% , 07/01/26 .................. BRL 1 180,772
12.89% , 10/01/26 .................. 4 806,960
987,732
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(t)
22.32% , 05/05/26 .................. EGP 10,350 185,839
22.31% , 06/23/26 .................. 7,975 138,853

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt (continued)
19.61% , 11/17/26 .................. EGP 1,025 $ 16,251
340,943
Total Foreign Government Obligations — 0 .1%
(Cost: $ 1,356,963 ) ............................... 1,328,675
Shares
Shares
Money Market Funds — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(o) (u)
................... 48,533,945 48,533,945
Total Money Market Funds — 5 .0%
(Cost: $ 48,533,945 ) ............................... 48,533,945
Total Short-Term Securities — 5.1%
(Cost: $ 49,890,908 ) ............................... 49,862,620
Total Options Purchased — 0.0%
( Cost: $ 1,031,304 ) ............................... 810,309
Total Investments Before Options Written and TBA Sale
Commitments — 137 .2%
(Cost: $ 1,379,901,658 ) ............................ 1,343,627,276
Total Options Written — ( 0 .3 ) %
(Premium Received — $ (2,726,114) ) ................... (3,176,710)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(q)
Mortgage-Backed Securities — ( 26 .5 ) %
Government National Mortgage Association
2.50% , 04/15/56 ................... USD (56) $ (48,169)
3.00% , 04/15/56 ................... (47) (41,952)
4.50% , 04/15/56 ................... (46) (44,431)
5.00% , 04/15/56 ................... (57) (56,447)
5.50% , 04/15/56 ................... (189) (190,204)
6.00% , 04/15/56 ................... (114) (115,916)
6.50% , 04/15/56 ................... (56) (58,197)
Uniform Mortgage-Backed Securities
2.00% , 04/25/41 ................... (66) (60,698)
2.50% , 04/25/41 ................... (22) (20,779)
3.00% , 04/25/41 - 04/25/56 ............ (28,782) (25,276,836)
4.00% , 04/25/41 ................... (3) (2,930)
4.50% , 04/25/41 - 04/25/56 ............ (91) (89,427)
3.50% , 04/25/56 ................... (12,663) (11,607,463)
5.00% , 04/25/56 - 05/25/56 ............ (205,802) (202,804,998)
5.50% , 04/25/56 ................... (256) (257,179)
6.00% , 04/25/56 ................... (18,300) (18,653,702)
Total TBA Sale Commitments — ( 26 .5 ) %
(Proceeds: $ (260,924,071) ) ......................... (259,329,328)
Total Investments Net of Options Written and TBA Sale
Commitments — 110 .4%
(Cost: $ 1,116,251,473 ) ............................ 1,081,121,238
Liabilities in Excess of Other Assets — (10.4) % ............ (102,062,707)
Net Assets — 100.0% ...............................
$ 979,058,531
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Rounds to less than 1,000.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,137,073, representing 0.12% of its net assets as of period end, and an original cost of $1,149,000.
(j)
Zero-coupon bond.
(k)
Convertible security.
(l)
Perpetual security with no stated maturity date.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Represents or includes a TBA transaction.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 13,369,900 $ 35,164,045
(a)
$ — $ — $ — $ 48,533,945 48,533,945 $ 322,656 $ —
BlackRock Allocation Target
Shares- High Income
Taxable Series , Class A .. 138,033,600 — — — (432,256) 137,601,344 14,408,518 1,890,638 —
$ — $ (432,256) $ 186,135,289 $ 2,213,294 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Short Euro-BTP ........................................................... 9 06/08/26 $ 1,101 $ (7,483)
Australia 10-Year Bond ...................................................... 53 06/15/26 3,940 (39,820)
Australia 3-Year Bond ....................................................... 145 06/15/26 10,370 (55,644)
S&P 500 E-Mini Index ....................................................... 3 06/18/26 986 (21,641)
U.S. Treasury 10-Year Note ................................................... 52 06/18/26 5,771 31,162
U.S. Treasury 10-Year Ultra Note ............................................... 174 06/18/26 19,738 (252,546)
U.S. Treasury Long Bond ..................................................... 263 06/18/26 29,883 (390,918)
U.S. Treasury Ultra Bond ..................................................... 151 06/18/26 17,563 (391,103)
U.S. Treasury 2-Year Note .................................................... 359 06/30/26 74,481 (34,680)
U.S. Treasury 5-Year Note .................................................... 194 06/30/26 20,985 (27,545)
30-day Federal Funds ....................................................... 1 07/31/26 402 (1,147)
3-mo. SOFR ............................................................. 220 03/16/27 53,006 (233,955)
3-mo. SOFR ............................................................. 56 03/14/28 13,524 (13,298)
3-mo. SOFR ............................................................. 56 03/20/29 13,509 2,815
(1,435,803)
Short Contracts
Euro-Bobl ............................................................... 7 06/08/26 934 10,148
Euro-Bund .............................................................. 22 06/08/26 3,189 36,892
Euro-Buxl ............................................................... 5 06/08/26 637 3,937
Russell 2000 E-Mini Index .................................................... 7 06/18/26 879 104
EURO STOXX 50 Index ..................................................... 8 06/19/26 508 476
51,557
$ (1,384,246)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 825,392 USD 158,000 Barclays Bank plc 04/02/26 $ 1,347
BRL 7,481,129 USD 1,424,725 BNP Paribas SA 04/02/26 19,550
BRL 785,865 USD 150,000 Citibank NA 04/02/26 1,715
BRL 985,688 USD 185,688 Deutsche Bank AG 04/02/26 4,605
BRL 699,560 USD 132,000 HSBC Bank plc 04/02/26 3,054
BRL 1,466,103 USD 280,251 JPMorgan Chase Bank NA 04/02/26 2,788
BRL 495,620 USD 94,597 State Street Bank and Trust Co. 04/02/26 1,085
USD 1,364,811 BRL 7,067,318 Citibank NA 04/02/26 425
USD 99,000 INR 9,185,240 Citibank NA 04/02/26 2,159
USD 8,200 EUR 6,995 State Street Bank and Trust Co. 04/16/26 110
ARS 51,636,759 USD 33,299 Citibank NA 04/23/26 2,770
CNY 6,490,409 USD 943,064 UBS AG 04/24/26 920
COP 338,421,720 GBP 68,000 Morgan Stanley & Co. International plc 04/24/26 1,541
COP 650,300,000 USD 175,000 HSBC Bank plc 04/24/26 906
COP 676,992,062 USD 181,135 Morgan Stanley & Co. International plc 04/24/26 1,991
HUF 8,176,267 EUR 21,000 Morgan Stanley & Co. International plc 04/24/26 247
HUF 25,448,600 USD 76,000 Barclays Bank plc 04/24/26 401
HUF 130,246,945 USD 385,141 Credit Agricole Corporate & Investment Bank SA 04/24/26 5,881
JPY 12,670,484 USD 80,000 HSBC Bank plc 04/24/26 9
THB 3,371,406 USD 102,000 Morgan Stanley & Co. International plc 04/24/26 414
USD 125,113 AUD 178,000 ANZ Banking Group Ltd. 04/24/26 2,336
USD 35,240 AUD 50,422 Bank of America NA 04/24/26 461
USD 147,638 AUD 214,000 Barclays Bank plc
04/24/26
30
USD 207,000 CAD 283,650 JPMorgan Chase Bank NA 04/24/26 2,899
USD 157,384 GBP 117,500 Natwest Markets plc 04/24/26 1,866
USD 71,000 SGD 90,309 HSBC Bank plc 04/24/26 642
ZAR 1,297,882 USD 76,000 Morgan Stanley & Co. International plc 04/24/26 568

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
IDR 2,876,920,352 USD 168,833 BNP Paribas SA 04/27/26 $ 620
IDR 1,099,623,088 USD 64,627 HSBC Bank plc 04/27/26 142
INR 19,565,342 USD 207,193 Bank of America NA 04/27/26 674
MXN 1,385,567 USD 76,455 UBS AG 04/27/26 690
TRY 2,472,071 USD 53,419 Barclays Bank plc 04/27/26 391
USD 33,358 CZK 688,166 Canadian Imperial Bank of Commerce 04/27/26 939
USD 33,410 CZK 687,122 Credit Agricole Corporate & Investment Bank SA 04/27/26 1,040
USD 231,903 CZK 4,786,863 HSBC Bank plc 04/27/26 6,396
USD 158,442 HUF 51,838,242 Credit Agricole Corporate & Investment Bank SA 04/27/26 2,851
USD 656,489 IDR 11,127,102,524 BNP Paribas SA 04/27/26 1,092
USD 208,871 INR 19,316,302 Bank of America NA 04/27/26 3,650
USD 1,783,879 MXN 31,435,607 State Street Bank and Trust Co. 04/27/26 33,622
USD 164,348 PEN 552,472 Societe Generale SA 04/27/26 5,811
USD 297,497 PHP 17,687,399 Citibank NA 04/27/26 6,054
USD 821,447 PHP 48,684,318 HSBC Bank plc 04/27/26 19,255
USD 15,602 PLN 57,662 HSBC Bank plc 04/27/26 70
USD 1,060,011 PLN 3,795,410 Natwest Markets plc 04/27/26 37,641
USD 1,022,443 THB 31,745,810 JPMorgan Chase Bank NA 04/27/26 57,834
USD 44,108 UYU 1,688,843 HSBC Bank plc 04/27/26 2,557
CZK 4,516,268 USD 211,923 Societe Generale SA 04/28/26 839
EUR 105,831 USD 121,466 Canadian Imperial Bank of Commerce 04/28/26 1,020
IDR 770,969,088 USD 45,280 HSBC Bank plc 04/28/26 129
USD 339,930 CZK 6,979,478 Credit Agricole Corporate & Investment Bank SA 04/28/26 11,126
USD 373,558 EUR 315,916 Barclays Bank plc 04/28/26 7,926
USD 26,835 EUR 22,656 State Street Bank and Trust Co. 04/28/26 614
USD 162,233 IDR 2,744,312,020 Citibank NA 04/28/26 596
USD 45,238 INR 4,137,989 HSBC Bank plc 04/28/26 1,286
USD 262,631 MXN 4,576,855 State Street Bank and Trust Co. 04/28/26 7,824
USD 85,727 PEN 288,470 Societe Generale SA 04/28/26 2,952
USD 155,364 PHP 9,317,170 JPMorgan Chase Bank NA 04/28/26 1,853
USD 5,285 PLN 19,544 Citibank NA 04/28/26 20
USD 366,672 PLN 1,311,604 Societe Generale SA 04/28/26 13,366
USD 117,486 ZAR 1,948,853 HSBC Bank plc 04/28/26 2,551
USD 619,624 ZAR 9,961,304 Natwest Markets plc 04/28/26 32,146
USD 62,540 ZAR 1,014,651 State Street Bank and Trust Co. 04/28/26 2,700
USD 1,810,247 ZAR 29,495,210 Wells Fargo Bank NA 04/28/26 70,738
USD 74,000 PEN 256,151 HSBC Bank plc 05/04/26 522
BRL 1,023,243 USD 192,654 Barclays Bank plc 05/05/26 3,596
BRL 5,254,036 USD 994,333 BNP Paribas SA 05/05/26 13,351
INR 80,086,979 USD 840,345 Citibank NA 05/27/26 6,085
USD 234,000 INR 22,103,522 Citibank NA 05/27/26 390
BRL 310,341 USD 55,825 JPMorgan Chase Bank NA 06/02/26 3,289
AUD 709,000 USD 487,442 JPMorgan Chase Bank NA 06/17/26 1,181
BRL 7,302,098 USD 1,368,844 Goldman Sachs International 06/17/26 17,063
BRL 5,173,953 USD 965,578 HSBC Bank plc 06/17/26 16,416
COP 1,744,495,000 USD 454,000 Morgan Stanley & Co. International plc 06/17/26 12,471
EUR 3,014,000 USD 3,482,896 State Street Bank and Trust Co. 06/17/26 13,093
JPY 106,303,000 USD 671,169 JPMorgan Chase Bank NA 06/17/26 2,978
USD 699,436 AUD 991,000 ANZ Banking Group Ltd. 06/17/26 16,467
USD 183,578 AUD 260,000 Barclays Bank plc 06/17/26 4,393
USD 1,218,149 EUR 1,047,375 State Street Bank and Trust Co. 06/17/26 3,281
USD 3,953,873 GBP 2,977,000 State Street Bank and Trust Co. 06/17/26 14,426
USD 1,056,771 GBP 791,000 Wells Fargo Bank NA 06/17/26 10,045
USD 330,343 IDR 5,560,000,000 Bank of America NA 06/17/26 3,548
USD 979,500 IDR 16,656,201,600 Barclays Bank plc 06/17/26 515
USD 109,591 IDR 1,857,900,000 BNP Paribas SA 06/17/26 391
USD 164,616 IDR 2,770,000,000 Citibank NA 06/17/26 1,806
USD 932,791 IDR 15,808,674,000 HSBC Bank plc 06/17/26 3,620
USD 165,431 IDR 2,790,000,000 Morgan Stanley & Co. International plc 06/17/26 1,446
USD 490,112 INR 45,600,000 Bank of America NA 06/17/26 9,646
USD 391,660 JPY 60,600,000 Goldman Sachs International 06/17/26 7,350
USD 345,521 MXN 6,224,043 Citibank NA 06/17/26 567
USD 1,333,843 PHP 79,911,843 BNP Paribas SA 06/17/26 21,913

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 392,750 SGD 499,000 State Street Bank and Trust Co. 06/17/26 $ 2,541
USD 850,022 AUD 1,190,000 Natwest Markets plc 06/18/26 29,924
INR 11,943,750 USD 125,000 Citibank NA 07/06/26 528
COP 40,737,974 USD 10,585 JPMorgan Chase Bank NA 07/07/26 262
USD 26,520 COP 99,318,879 JPMorgan Chase Bank NA 07/07/26 75
NGN 121,710,750 USD 81,480 Citibank NA 07/28/26 2,635
MXN 2,171,800 USD 118,226 Goldman Sachs International 08/18/26 1,489
MXN 11,081,076 USD 588,461 Morgan Stanley & Co. International plc 08/18/26 22,358
USD 743,604 MXN 13,252,876 HSBC Bank plc 08/18/26 13,072
662,468
BRL 4,665,416 USD 900,987 Citibank NA 04/02/26 (302)
INR 9,309,960 USD 99,000 Barclays Bank plc 04/02/26 (844)
USD 192,654 BRL 1,016,828 Barclays Bank plc 04/02/26 (3,650)
USD 994,333 BRL 5,221,173 BNP Paribas SA 04/02/26 (13,645)
USD 249,746 BRL 1,386,544 JPMorgan Chase Bank NA 04/02/26 (17,935)
USD 154,000 BRL 810,194 Societe Generale SA 04/02/26 (2,412)
USD 354,171 BRL 1,974,678 State Street Bank and Trust Co. 04/02/26 (27,053)
THB 16,569,428 USD 534,926 Barclays Bank plc 04/17/26 (31,902)
THB 5,212,941 USD 168,240 Citibank NA 04/17/26 (9,983)
THB 2,614,234 USD 84,371 JPMorgan Chase Bank NA 04/17/26 (5,007)
EGP 6,284,466 USD 127,863 Societe Generale SA 04/20/26 (15,051)
CHF 122,406 USD 156,000 Natwest Markets plc 04/24/26 (2,522)
CLP 643,838,788 USD 695,711 UBS AG 04/24/26 (310)
CNY 1,140,619 USD 166,000 UBS AG 04/24/26 (105)
CZK 11,248,071 USD 532,932 Credit Agricole Corporate & Investment Bank SA 04/24/26 (3,062)
EUR 75,086 HUF 29,347,049 Canadian Imperial Bank of Commerce 04/24/26 (1,220)
EUR 21,000 HUF 8,100,943 Citibank NA 04/24/26 (20)
EUR 74,352 USD 86,181 Barclays Bank plc 04/24/26 (146)
EUR 108,500 USD 126,158 Societe Generale SA 04/24/26 (609)
IDR 15,554,638,253 USD 919,055 Citibank NA 04/24/26 (2,809)
INR 88,033,535 USD 939,345 JPMorgan Chase Bank NA 04/24/26 (3,417)
KRW 311,760,056 USD 207,883 HSBC Bank plc 04/24/26 (510)
MXN 23,880,050 USD 1,336,950 Morgan Stanley & Co. International plc 04/24/26 (7,033)
MYR 5,219,348 USD 1,332,078 Credit Agricole Corporate & Investment Bank SA 04/24/26 (41,923)
PEN 169,779 USD 49,000 Citibank NA 04/24/26 (273)
PLN 2,381,205 USD 645,297 Credit Agricole Corporate & Investment Bank SA 04/24/26 (3,868)
RON 745,248 USD 169,337 HSBC Bank plc 04/24/26 (582)
SGD 90,330 USD 71,000 Canadian Imperial Bank of Commerce 04/24/26 (625)
THB 41,382,253 USD 1,265,822 HSBC Bank plc 04/24/26 (8,739)
USD 173,000 CLP 161,322,500 Citibank NA 04/24/26 (1,242)
USD 7,000 COP 26,162,500 Morgan Stanley & Co. International plc 04/24/26 (77)
USD 99,000 INR 9,330,750 Barclays Bank plc 04/24/26 (200)
USD 840,345 INR 79,631,092 Citibank NA 04/24/26 (6,252)
USD 98,000 MXN 1,778,132 Goldman Sachs International 04/24/26 (1,027)
USD 90,889 MXN 1,641,177 JPMorgan Chase Bank NA 04/24/26 (511)
USD 158,111 MXN 2,851,912 Morgan Stanley & Co. International plc 04/24/26 (716)
USD 75,000 PEN 262,496 Deutsche Bank AG 04/24/26 (337)
USD 173,000 PHP 10,551,270 Barclays Bank plc 04/24/26 (896)
USD 198,000 THB 6,525,090 Citibank NA 04/24/26 (215)
USD 40,000 TRY 1,833,944 UBS AG 04/24/26 (92)
USD 98,000 ZAR 1,688,070 Bank of America NA 04/24/26 (1,587)
ZAR 2,939,834 USD 174,000 Citibank NA 04/24/26 (565)
ZAR 3,567,326 USD 212,000 Credit Agricole Corporate & Investment Bank SA 04/24/26 (1,546)
ZAR 12,563,743 USD 742,551 UBS AG 04/24/26 (1,354)
IDR 1,916,708,370 USD 113,595 Credit Agricole Corporate & Investment Bank SA 04/27/26 (700)
MXN 3,011,810 USD 168,285 Barclays Bank plc 04/27/26 (595)
MXN 4,675,828 USD 269,059 Morgan Stanley & Co. International plc 04/27/26 (8,721)
PEN 548,247 USD 163,248 Societe Generale SA 04/27/26 (5,924)
PHP 1,449,248 USD 24,510 Barclays Bank plc 04/27/26 (630)
PHP 3,656,823 USD 60,433 Citibank NA 04/27/26 (178)
PHP 2,561,206 USD 42,369 Goldman Sachs International 04/27/26 (167)
PHP 2,561,398 USD 42,397 JPMorgan Chase Bank NA 04/27/26 (192)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
THB 7,629,038 USD 241,279 Barclays Bank plc 04/27/26 $ (9,469)
USD 202,687 CNY 1,399,519 HSBC Bank plc 04/27/26 (912)
USD 170,688 CNY 1,182,384 Morgan Stanley & Co. International plc 04/27/26 (1,323)
USD 561,380 COP 2,115,702,583 Morgan Stanley & Co. International plc 04/27/26 (10,403)
USD 24,079 IDR 409,311,630 Bank of America NA 04/27/26 (30)
USD 108,384 IDR 1,844,538,246 Credit Agricole Corporate & Investment Bank SA 04/27/26 (261)
USD 10,975 TRY 507,881 Barclays Bank plc 04/27/26 (80)
EUR 35,466 USD 41,147 BNP Paribas SA 04/28/26 (100)
EUR 21,867 USD 25,365 HSBC Bank plc 04/28/26 (57)
INR 3,989,378 USD 42,731 Bank of America NA 04/28/26 (356)
MXN 1,139,974 USD 64,085 HSBC Bank plc 04/28/26 (619)
PEN 288,470 USD 83,354 Citibank NA 04/28/26 (579)
USD 426,524 COP 1,600,446,782 Citibank NA 04/28/26 (5,878)
ZAR 970,936 USD 57,586 Credit Agricole Corporate & Investment Bank SA 04/28/26 (324)
ZAR 1,864,890 USD 111,517 Goldman Sachs International 04/28/26 (1,533)
ZAR 1,780,413 USD 108,015 UBS AG 04/28/26 (3,013)
PEN 688,844 USD 206,000 Citibank NA 05/04/26 (8,403)
USD 61,145 TRY 2,839,702 Barclays Bank plc 05/04/26 (100)
USD 1,439,813 BRL 7,606,648 BNP Paribas SA 05/05/26 (19,085)
USD 247,000 BRL 1,300,282 Citibank NA 05/05/26 (2,385)
USD 139,381 BRL 776,775 State Street Bank and Trust Co. 06/02/26 (8,580)
CNY 1,140,000 USD 166,662 Morgan Stanley & Co. International plc 06/17/26 (262)
IDR 8,350,000,000 USD 492,045 Bank of America NA 06/17/26 (1,265)
IDR 7,720,179,200 USD 454,000 Barclays Bank plc 06/17/26 (239)
INR 30,500,000 USD 334,834 Bank of America NA 06/17/26 (13,470)
INR 15,100,000 USD 165,307 Morgan Stanley & Co. International plc 06/17/26 (6,205)
MXN 26,077,848 USD 1,448,367 Bank of America NA 06/17/26 (3,060)
MXN 9,121,754 USD 507,000 Goldman Sachs International 06/17/26 (1,447)
MXN 5,247,918 USD 291,633 Societe Generale SA 06/17/26 (779)
SGD 279,300 USD 219,649 BNP Paribas SA 06/17/26 (1,241)
SGD 210,000 USD 166,728 JPMorgan Chase Bank NA 06/17/26 (2,512)
USD 1,856,000 BRL 9,846,080 Citibank NA 06/17/26 (12,743)
USD 2,539,500 BRL 13,546,963 Goldman Sachs International 06/17/26 (31,654)
USD 2,127,000 BRL 11,308,195 UBS AG 06/17/26 (19,246)
USD 116,035 EUR 101,000 Barclays Bank plc 06/17/26 (1,117)
USD 130,501 EUR 112,602 Natwest Markets plc 06/17/26 (108)
USD 15,718,448 EUR 13,634,000 Societe Generale SA 06/17/26 (95,853)
USD 5,190,598 EUR 4,500,000 Toronto Dominion Bank 06/17/26 (29,026)
USD 110,470 IDR 1,886,050,000 Bank of America NA 06/17/26 (384)
USD 75,045 JPY 11,906,164 Bank of New York Mellon 06/17/26 (461)
USD 708,261 JPY 111,848,000 UBS AG 06/17/26 (1,051)
USD 345,521 ZAR 5,915,216 Morgan Stanley & Co. International plc 06/17/26 (2,020)
ZAR 24,490,438 USD 1,448,367 Citibank NA 06/17/26 (9,461)
ZAR 20,724,833 USD 1,235,633 State Street Bank and Trust Co. 06/17/26 (17,971)
USD 334,947 COP 1,282,739,711 JPMorgan Chase Bank NA 07/07/26 (6,596)
USD 29,000 INR 2,807,780 HSBC Bank plc 10/01/26 (221)
(571,163)
$ 91,305
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ One-Touch BNP Paribas SA 04/03/26 KRW 1,400.00 KRW 1,400.00 USD 9 $ —
USD Currency ................ One-Touch HSBC Bank plc 04/09/26 KRW 1,415.00 KRW 1,415.00 USD 32 149
USD Currency ................ Up and In BNP Paribas SA 04/16/26 JPY 159.00 JPY 163.00 USD 721 112
USD Currency ................ One-Touch Standard Chartered Bank 05/11/26 INR 89.00 INR 89.00 USD 44 606
EUR Currency ................ One-Touch Bank of America NA 05/14/26 MXN 19.80 MXN 19.80 EUR 18 485
USD Currency ................ One-Touch BNP Paribas SA 05/22/26 JPY 150.00 JPY 150.00 USD 50 3,642

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
EUR Currency ................ One-Touch Deutsche Bank AG 06/04/26 USD 1.13 USD 1.13 EUR 54 $ 8,524
$ 13,518
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10-Year Note ..................... 2 04/24/26 USD 112.50 USD 200 $ 406
U.S. Treasury 30-Year Bond .................... 2 04/24/26 USD 115.00 USD 200 1,594
U.S. Treasury 5-Year Note ..................... 5 04/24/26 USD 108.50 USD 500 1,680
$ 3,680
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Morgan Stanley & Co. International plc 04/01/26 ZAR 16.60 USD 341 $ 6,408
EUR Currency ........................... Citibank NA 04/09/26 BRL 6.29 EUR 158 86
USD Currency ........................... Morgan Stanley & Co. International plc 04/09/26 THB 32.00 USD 205 3,763
USD Currency ........................... HSBC Bank plc 04/13/26 CLP 910.00 USD 153 3,577
EUR Currency ........................... HSBC Bank plc 04/15/26 USD 1.22 EUR 692 19
USD Currency ........................... JPMorgan Chase Bank NA 04/22/26 MXN 18.10 USD 209 2,034
USD Currency ........................... Standard Chartered Bank 04/22/26 THB 33.00 USD 175 1,080
USD Currency ........................... UBS AG 04/27/26 BRL 5.45 USD 414 1,786
USD Currency ........................... Bank of America NA 05/07/26 IDR 16,900.00 USD 180 1,983
USD Currency ........................... Morgan Stanley & Co. International plc 05/22/26 COP 3,850.00 USD 283 2,776
USD Currency ........................... Morgan Stanley & Co. International plc 05/27/26 COP 3,920.00 USD 6 44
USD Currency ........................... UBS AG 05/27/26 COP 3,920.00 USD 338 2,559
AUD Currency ........................... Goldman Sachs International 07/06/26 USD 0.69 AUD 390 6,788
32,903
Put
EUR Currency ........................... Goldman Sachs International 04/01/26 USD 1.17 EUR 469 4,168
USD Currency ........................... HSBC Bank plc 04/01/26 HUF 333.00 USD 360 1,462
AUD Currency ........................... BNP Paribas SA 04/02/26 USD 0.69 AUD 35 81
USD Currency ........................... Morgan Stanley & Co. International plc 04/08/26 HUF 335.00 USD 543 7,797
USD Currency ........................... Deutsche Bank AG 04/13/26 CLP 850.00 USD 153 9
EUR Currency ........................... Societe Generale SA 04/15/26 USD 1.14 EUR 449 1,097
USD Currency ........................... Goldman Sachs International 04/22/26 BRL 5.16 USD 74 699
USD Currency ........................... Barclays Bank plc 04/28/26 HUF 333.00 USD 360 8,162
USD Currency ........................... HSBC Bank plc 05/04/26 IDR 16,400.00 USD 402 64
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 504 3,102
26,641
$ 59,544
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3 .55 % USD 8,252 $ 1,352
1-Year Interest Rate Swap
(a)
. 1-day TONAR At Termination 1.10% At Termination Bank of America NA 05/07/26 1 .10 JPY 920,790 1,297

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 % USD 41,129 $ 11,265
3-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 4.40% Quarterly Bank of America NA 06/09/26 4 .40 AUD 3,240 5,724
1-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 4.80% Quarterly Bank of America NA 09/30/26 4 .80 AUD 4,600 8,410
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 03/27/28 4 .11 USD 4,817 188,620
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 03/30/28 4 .05 USD 4,817 176,594
393,262
Put
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 03/27/28 4 .11 USD 4,817 164,719
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 03/30/28 4 .05 USD 4,817 175,586
340,305
$ 733,567
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch BNP Paribas SA 04/03/26 KRW 1,365.00 USD 1,365.00 USD 9 $ —
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10-Year Note ...................... 2 04/24/26 USD 111.00 USD 200 $ (1,375)
U.S. Treasury 30-Year Bond ..................... 1 04/24/26 USD 112.00 USD 100 (656)
U.S. Treasury 5-Year Note ...................... 3 04/24/26 USD 107.00 USD 300 (422)
$ (2,453)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. HSBC Bank plc 04/09/26 BRL 6.29 EUR 158 $ (86)
USD Currency ............................. HSBC Bank plc 04/09/26 KRW 1,480.00 USD 156 (2,975)
EUR Currency ............................. HSBC Bank plc 04/15/26 USD 1.24 EUR 1,384 (11)
USD Currency ............................. Societe Generale SA 04/23/26 CNH 6.88 USD 362 (1,214)
USD Currency ............................. UBS AG 04/27/26 BRL 5.70 USD 621 (872)
USD Currency ............................. Bank of America NA 05/04/26 ZAR 16.74 USD 1,071 (27,300)
USD Currency ............................. Barclays Bank plc 05/04/26 BRL 5.65 USD 1,072 (2,948)
USD Currency ............................. Morgan Stanley & Co. International plc 05/04/26 MXN 18.05 USD 1,072 (14,934)
USD Currency ............................. Bank of America NA 05/07/26 IDR 17,200.00 USD 180 (855)
EUR Currency ............................. Bank of America NA 05/14/26 MXN 20.90 EUR 175 (2,473)
EUR Currency ............................. Deutsche Bank AG 05/14/26 MXN 20.50 EUR 63 (1,547)
USD Currency ............................. BNP Paribas SA 05/14/26 CLP 910.00 USD 74 (2,319)
USD Currency ............................. Standard Chartered Bank 05/14/26 INR 92.80 USD 234 (4,435)
EUR Currency ............................. Deutsche Bank AG 05/15/26 MXN 20.55 EUR 543 (12,579)
USD Currency ............................. HSBC Bank plc 05/15/26 CLP 905.00 USD 272 (9,446)
USD Currency ............................. HSBC Bank plc 05/15/26 ZAR 17.50 USD 408 (4,997)
USD Currency ............................. Morgan Stanley & Co. International plc 05/22/26 COP 4,000.00 USD 142 (579)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. Morgan Stanley & Co. International plc 05/27/26 COP 4,200.00 USD 9 $ (15)
USD Currency ............................. UBS AG 05/27/26 COP 4,200.00 USD 496 (869)
USD Currency ............................. HSBC Bank plc 06/04/26 INR 95.50 USD 98 (830)
EUR Currency ............................. Morgan Stanley & Co. International plc 06/08/26 HUF 410.00 EUR 157 (1,443)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.35 USD 939 (22,259)
AUD Currency ............................. Goldman Sachs International 07/06/26 USD 0.73 AUD 781 (2,621)
USD Currency ............................. Goldman Sachs International 09/28/26 ZAR 17.40 USD 37 (1,242)
–
(118,849)
–
Put
USD Currency ............................. Barclays Bank plc 04/01/26 HUF 333.00 USD 360 (1,462)
AUD Currency ............................. BNP Paribas SA 04/02/26 USD 0.68 AUD 35 (6)
USD Currency ............................. HSBC Bank plc 04/09/26 KRW 1,445.00 USD 156 (55)
USD Currency ............................. HSBC Bank plc 04/13/26 CLP 850.00 USD 153 (10)
USD Currency ............................. HSBC Bank plc 04/16/26 COP 3,700.00 USD 175 (2,152)
EUR Currency ............................. Goldman Sachs International 04/23/26 BRL 6.15 EUR 220 (6,859)
USD Currency ............................. Barclays Bank plc 05/04/26 COP 3,520.00 USD 268 (409)
USD Currency ............................. Barclays Bank plc 05/04/26 IDR 16,400.00 USD 402 (64)
USD Currency ............................. Barclays Bank plc 05/04/26 BRL 5.15 USD 1,072 (11,479)
EUR Currency ............................. Deutsche Bank AG 05/14/26 MXN 20.50 EUR 63 (403)
EUR Currency ............................. Societe Generale SA 05/14/26 USD 1.12 EUR 225 (558)
USD Currency ............................. BNP Paribas SA 05/14/26 CLP 910.00 USD 74 (1,073)
USD Currency ............................. Morgan Stanley & Co. International plc 05/14/26 ZAR 16.30 USD 1,740 (9,220)
USD Currency ............................. UBS AG 05/14/26 MXN 17.55 USD 1,740 (10,895)
EUR Currency ............................. Deutsche Bank AG 05/15/26 MXN 20.55 EUR 543 (4,141)
USD Currency ............................. HSBC Bank plc 05/15/26 CLP 905.00 USD 272 (3,408)
USD Currency ............................. UBS AG 05/18/26 HUF 330.00 USD 360 (7,494)
USD Currency ............................. Morgan Stanley & Co. International plc 05/22/26 COP 3,600.00 USD 142 (1,119)
USD Currency ............................. Standard Chartered Bank 05/22/26 THB 32.00 USD 175 (1,803)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.25 USD 247 (6,042)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.35 USD 692 (24,825)
–
(93,477)
–
$ (212,326)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 1,274 $ (11,843)
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5 .00 % Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 1,274 (32,972)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 05/20/26 NR EUR 300.00 EUR 193 (4,317)
(37,289)
$ (49,132)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3 .25 % USD 8,252 $ (141)
5-Year Interest Rate Swap
(a)
. 3.86% Annual 6-mo. PRIBOR Semi-Annual
JPMorgan Chase
Bank NA 05/05/26 3 .86 CZK 2,780 (64)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 41,129 (3,428)
3-Year Interest Rate Swap
(a)
. 4.05% Quarterly 3-mo. BBR Quarterly Bank of America NA 06/09/26 4 .05 AUD 6,480 (3,356)
1-Year Interest Rate Swap
(a)
. 4.35% Quarterly 3-mo. BBR Quarterly Bank of America NA 09/30/26 4 .35 AUD 6,900 (5,237)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3 .20 USD 1,627 (8,589)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Citibank NA 03/04/27 3 .71 USD 2,371 (42,411)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 03/15/27 3 .87 USD 7,021 (167,767)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3 .87 USD 4,260 (121,187)
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4 .10 USD 12,131 (467,102)
10-Year Interest Rate Swap
(a)
3.94% Annual 1-day SOFR Annual Bank of America NA 03/20/28 3 .94 USD 2,412 (77,963)
(897,245)
Put
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 41,129 (120,842)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3 .70 USD 16,157 (63,279)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 16,265 (60,726)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 38,716 (147,290)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4 .60 USD 814 (5,634)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Citibank NA 03/04/27 3 .71 USD 2,371 (86,350)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 03/15/27 3 .87 USD 7,021 (207,158)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 43,236 (168,356)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 10/04/27 4 .05 USD 58,022 (302,281)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3 .87 USD 4,260 (164,169)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 17,318 (101,967)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 26,253 (94,109)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/31/28 4 .10 USD 12,131 (396,316)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.94% Annual Bank of America NA 03/20/28 3 .94 USD 2,412 (97,077)
(2,015,554)
$ (2,912,799)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil ............ 1 .00 % Quarterly 06/20/31 USD 423 $ 7,629 $ 9,470 $ (1,841)
iTraxx Europe Crossover Index Series 45.V1 . 5 .00 Quarterly 06/20/31 EUR 997 (74,162) (75,741) 1,579
Kingdom of Morocco ................. 1 .00 Quarterly 06/20/31 USD 74 (70) — (70)
Markit CDX North American High Yield Index
Series 46.V1 ..................... 5 .00 Quarterly 06/20/31 USD 108 (5,342) (4,306) (1,036)
Oman Government International Bond ...... 1 .00 Quarterly 06/20/31 USD 74 (97) (17) (80)
Republic of Colombia ................. 1 .00 Quarterly 06/20/31 USD 325 18,804 18,510 294
United Mexican States ................ 1 .00 Quarterly 06/20/31 USD 570 2,296 1,393 903
$ (50,942) $ (50,691) $ (251)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 % Quarterly 12/20/30 BB- EUR 2,365 $ 202,937 $ 215,073 $ (12,136)
Kingdom of Saudi Arabia . 1 .00 Quarterly 06/20/31 A+ USD 147 1,030 952 78
$ 203,967 $ 216,025 $ (12,058)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 16,222 $ (44,860) $ — $ (44,860)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 12,449 (21,800) — (21,800)
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 12,449 32,658 1,104 31,554
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 16,222 45,896 — 45,896
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 23,084 (601) — (601)
1-day TIIEOIS Monthly 6.98% Monthly N/A 11/05/26 MXN 3,616 175 — 175
6.72% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/26 ZAR 10,830 1,694 (268) 1,962
6.66% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/26 ZAR 14,637 2,681 — 2,681
4.00% At Termination 6-mo. WIBOR Semi-Annual N/A 12/17/26 PLN 1,090 90 (93) 183
13.70% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 383 365 — 365
13.86% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 285 277 — 277
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 2,424 2,262 — 2,262
1-day MIBOR At Termination 5.61% At Termination 06/17/26
(a)
06/17/27 INR 398,693 (28,856) — (28,856)
1-day MIBOR At Termination 5.62% At Termination 06/17/26
(a)
06/17/27 INR 240,177 (17,151) — (17,151)
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 20,431 (76,358) — (76,358)
6-mo. BUBOR Semi-Annual 6.25% Annual N/A 12/17/27 HUF 153,311 (7,318) — (7,318)
6.55% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/27 ZAR 3,761 2,750 — 2,750
3.88% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/27 PLN 2,144 4,595 (231) 4,826
3.95% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/27 PLN 1,224 2,185 (270) 2,455
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 1,551 278 — 278
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 03/18/28 HUF 17,301 (1,308) — (1,308)
3.32% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 2,554 1,199 — 1,199
3.33% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 1,084 446 — 446
3.49% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/28 PLN 241 1,073 — 1,073
1-week
CNREPOFIX_
CFXS Quarterly 1.54% Quarterly N/A 12/17/28 CNY 2,953 422 — 422
1-week
CNREPOFIX_
CFXS Quarterly 1.54% Quarterly N/A 12/17/28 CNY 1,981 245 — 245
1-day
BZDIOVER At Termination 13.02% At Termination N/A 01/02/29 BRL 1,146 (5,009) — (5,009)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly N/A 03/18/29 CNY 443 78 — 78
3.39% Quarterly 3-mo. KLIBOR Quarterly 06/18/26
(a)
06/18/29 MYR 2,400 1,579 — 1,579
3.48% Quarterly 3-mo. KLIBOR Quarterly 06/18/26
(a)
06/18/29 MYR 2,400 (30) — (30)
1-day TIIEOIS Monthly 7.28% Monthly N/A 10/31/30 MXN 7,804 (13,843) — (13,843)
1-day TIIEOIS Monthly 7.32% Monthly N/A 11/05/30 MXN 1,461 (2,457) — (2,457)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 12/17/30 CNY 2,387 $ 55 $ — $ 55
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 12/17/30 CNY 1,723 28 — 28
6-mo. PRIBOR Semi-Annual 3.89% Annual N/A 12/17/30 CZK 20,074 (18,641) — (18,641)
1-day MIBOR Semi-Annual 5.71% Semi-Annual N/A 12/17/30 INR 23,051 (6,038) — (6,038)
6-mo. BUBOR Semi-Annual 6.29% Annual N/A 12/17/30 HUF 22,583 (2,403) — (2,403)
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/30 ZAR 11,078 20,518 — 20,518
6.87% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/30 ZAR 5,235 9,633 — 9,633
4.00% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 32 201 (9) 210
4.05% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 969 5,476 (89) 5,565
1-day
BZDIOVER At Termination 13.18% At Termination N/A 01/02/31 BRL 886 (3,624) — (3,624)
1-day
BZDIOVER At Termination 13.24% At Termination N/A 01/02/31 BRL 727 (3,402) — (3,402)
1-day TIIEOIS Monthly 7.53% Monthly N/A 01/03/31 MXN 1,174 (1,497) — (1,497)
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly N/A 03/18/31 CNY 358 122 — 122
6-mo. PRIBOR Semi-Annual 3.74% Annual N/A 03/18/31 CZK 2,807 (3,764) — (3,764)
6-mo. BUBOR Semi-Annual 5.98% Annual N/A 03/18/31 HUF 3,568 (509) — (509)
6.69% Quarterly 3-mo. JIBAR Quarterly N/A 03/18/31 ZAR 1,600 3,921 — 3,921
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 1,304 2,101 — 2,101
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 1,300 2,192 — 2,192
1-day TIIEOIS Monthly 8.05% Monthly N/A 03/21/31 MXN 4,290 (707) — (707)
1-day TIIEOIS Monthly 8.09% Monthly N/A 03/24/31 MXN 2,801 (194) — (194)
1-day TIIEOIS Monthly 8.17% Monthly 04/06/26
(a)
03/31/31 MXN 917 — — —
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 11,942 (2,701) — (2,701)
1-day MIBOR Semi-Annual 6.51% Semi-Annual 06/17/26
(a)
06/17/31 INR 28,014 (4,068) — (4,068)
6.16% Semi-Annual 1-day MIBOR Semi-Annual 06/17/26
(a)
06/17/31 INR 144,350 42,386 — 42,386
4.12% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 1,060 6,176 — 6,176
4.40% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 1,060 2,688 — 2,688
1.61% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 8,810 1,052 — 1,052
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 2,250 (1,608) — (1,608)
1-day TIIEOIS Monthly 8.00% Monthly N/A 12/28/35 MXN 233 (407) — (407)
$ (71,657) $ 144 $ (71,801)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 1,307 $ 6,639 $ — $ 6,639
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 2,654 13,603 — 13,603

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 5,665 $ (19,577) $ — $ (19,577)
$ 665 $ — $ 665
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) .... 5 .00 % Quarterly Barclays Bank plc 12/20/27 USD 10 $ 18 $ 195 $ (177)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 12/20/29 USD 1,712 (43,719) (35,484) (8,235)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 870 (20,049) (18,421) (1,628)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 849 (20,508) (17,061) (3,447)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 — 967 (967)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD — — 31 (31)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6 1,892 375 1,517
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD — — (102) 102
$ – $ – $ –
$ (82,366) $ (69,500) $ (12,866)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 37 $ 1,410 $ 751 $ 659
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 33 1,258 892 366
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 144 1,082 10,543 (9,461)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- EUR 144 15,316 21,098 (5,782)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 6 (1,892) (782) (1,110)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (2,735) (702) (2,033)
$ 14,439 $ 31,800 $ (17,361)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 391,641 $ (4,673) $ — $ (4,673)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 361,316 (4,311) — (4,311)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 388,774 $ (4,539) $ — $ (4,539)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 358,670 (4,187) — (4,187)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 771,860 (8,447) — (8,447)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 712,092 (7,793) — (7,793)
4.44% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 12/17/27 CLP 359,328 3,073 — 3,073
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 361,857 3,095 — 3,095
1-day IBR Quarterly 10.78% Quarterly
Goldman Sachs
International N/A 03/18/28 COP 226,256 (1,429) — (1,429)
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 217,440 4,274 — 4,274
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 200,412 3,939 — 3,939
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 199,824 3,829 — 3,829
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 216,803 4,154 — 4,154
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 391,872 7,124 — 7,124
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 425,168 7,729 — 7,729
10.60% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 03/18/30 COP 125,146 1,194 — 1,194
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA 06/17/26
(a)
06/17/36 CLP 91,463 (865) — (865)
$ 2,167 $ — $ 2,167
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly
JPMorgan Chase Bank
NA 06/20/26 USD 1,300 $ (6,788) $ 862 $ (7,650)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly
Morgan Stanley & Co.
International plc 06/20/26 USD 14,518 61,271 109,266 (47,995)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
Goldman Sachs
International 06/22/26 USD 6,015 14,109 (44,287) 58,396
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 1,848 (6,511) (14,220) 7,709
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly Bank of America NA 06/22/26 USD 509 2,083 3,831 (1,748)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly Bank of America NA 06/22/26 USD 7,976 32,648 60,029 (27,381)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly
JPMorgan Chase Bank
NA 06/22/26 USD 847 $ 3,036 $ 6,442 $ (3,406)
$ 99,848 $ 121,923 $ (22,075)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day IBR ........................................... Colombian Reference Banking Indicator 9 .64
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .98
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .94
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .49
3-mo. BBR .......................................... Australian Bank Bill Rate 4 .31
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3 .37
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .62
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .62
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .79
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 69,696,753 $ 423,153 $ 70,119,906
Common Stocks

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Banks ............................................... $ 327,709 $ — $ — $ 327,709
Capital Markets ........................................ 28,370 — — 28,370
Chemicals ............................................ 105,683 — — 105,683
Commercial Services & Supplies ............................. — — 1,978 1,978
Communications Equipment ................................ 70,088 — — 70,088
Energy Equipment & Services .............................. 47,864 — — 47,864
Entertainment ......................................... 27,083 — — 27,083
Hotels, Restaurants & Leisure .............................. 267,676 — — 267,676
Household Durables ..................................... 194,583 — — 194,583
Media ............................................... 313,942 — — 313,942
Metals & Mining ........................................ 62,379 92,218 — 154,597
Oil, Gas & Consumable Fuels ............................... 335,317 — — 335,317
Trading Companies & Distributors ............................ 25,654 — — 25,654
Corporate Bonds
Aerospace & Defense .................................... — 1,913,010 — 1,913,010
Air Freight & Logistics .................................... — 168,641 — 168,641
Automobile Components .................................. — 117,905 — 117,905
Automobiles .......................................... — 568,072 — 568,072
Banks ............................................... — 21,805,254 — 21,805,254
Beverages ........................................... — 2,339,866 — 2,339,866
Biotechnology ......................................... — 2,111,006 — 2,111,006
Broadline Retail ........................................ — 3,840,426 — 3,840,426
Building Products ....................................... — 367,497 — 367,497
Capital Markets ........................................ — 15,769,878 262,892 16,032,770
Chemicals ............................................ — 2,083,907 — 2,083,907
Commercial Services & Supplies ............................. — 841,009 — 841,009
Communications Equipment ................................ — 330,948 — 330,948
Construction & Engineering ................................ — 699,887 — 699,887
Consumer Finance ...................................... — 7,196,079 — 7,196,079
Consumer Staples Distribution & Retail ........................ — 949,212 — 949,212
Containers & Packaging .................................. — 749,549 — 749,549
Diversified Consumer Services .............................. — 115,633 — 115,633
Diversified REITs ....................................... — 1,618,598 — 1,618,598
Diversified Telecommunication Services ........................ — 4,353,859 — 4,353,859
Electric Utilities ........................................ — 20,895,722 456,855 21,352,577
Electronic Equipment, Instruments & Components ................. — 157,833 — 157,833
Energy Equipment & Services .............................. — 1,614,331 — 1,614,331
Entertainment ......................................... — 5,601,259 — 5,601,259
Financial Services ...................................... — 3,475,538 1,531,460 5,006,998
Food Products ......................................... — 1,124,292 — 1,124,292
Gas Utilities ........................................... — 697,900 — 697,900
Ground Transportation ................................... — 2,647,220 — 2,647,220
Health Care Equipment & Supplies ........................... — 1,809,550 — 1,809,550
Health Care Providers & Services ............................ — 5,071,945 — 5,071,945
Health Care REITs ...................................... — 319,443 — 319,443
Hotel & Resort REITs .................................... — 788,160 — 788,160
Hotels, Restaurants & Leisure .............................. — 3,495,285 — 3,495,285
Household Durables ..................................... — 839,215 — 839,215
Household Products ..................................... — 80,523 — 80,523
Independent Power and Renewable Electricity Producers ............ — 399,934 — 399,934
Industrial Conglomerates .................................. — 358,995 — 358,995
Industrial REITs ........................................ — 170,760 — 170,760
Insurance ............................................ — 3,953,398 — 3,953,398
Interactive Media & Services ............................... — 4,704,730 — 4,704,730
IT Services ........................................... — 5,804,087 — 5,804,087
Life Sciences Tools & Services .............................. — 182,972 — 182,972
Machinery ............................................ — 253,570 — 253,570
Media ............................................... — 5,614,871 — 5,614,871
Metals & Mining ........................................ — 1,918,718 — 1,918,718
Multi-Utilities .......................................... — 1,020,469 — 1,020,469
Office REITs .......................................... — 132,358 — 132,358
Oil, Gas & Consumable Fuels ............................... — 45,554,641 634,363 46,189,004
Passenger Airlines ...................................... — 91,989 — 91,989
Personal Care Products .................................. — 310,631 — 310,631
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ — $ 4,679,616 $ — $ 4,679,616
Professional Services .................................... — 39,335 — 39,335
Real Estate Management & Development ....................... — 486,475 — 486,475
Residential REITs ....................................... — 991,327 — 991,327
Retail REITs .......................................... — 269,045 — 269,045
Semiconductors & Semiconductor Equipment .................... — 3,569,649 588,000 4,157,649
Software ............................................. — 13,068,061 — 13,068,061
Specialized REITs ...................................... — 987,974 — 987,974
Specialty Retail ........................................ — 1,216,410 — 1,216,410
Technology Hardware, Storage & Peripherals .................... — 2,058,027 — 2,058,027
Textiles, Apparel & Luxury Goods ............................ — 84,955 — 84,955
Tobacco ............................................. — 1,239,089 — 1,239,089
Trading Companies & Distributors ............................ — 500,094 — 500,094
Transportation Infrastructure ............................... — 610,081 — 610,081
Water Utilities ......................................... — 203,894 — 203,894
Wireless Telecommunication Services ......................... — 1,145,421 — 1,145,421
Fixed Rate Loan Interests ................................... — 2,834,895 — 2,834,895
Floating Rate Loan Interests
Beverages ........................................... — — 160,928 160,928
Capital Markets ........................................ — — 81,481 81,481
Diversified Telecommunication Services ........................ — — 222,799 222,799
Electric Utilities ........................................ — 95,671 69,651 165,322
Financial Services ...................................... — 156,543 79,369 235,912
Hotels, Restaurants & Leisure .............................. — 272,586 — 272,586
Media ............................................... — 370,031 — 370,031
Oil, Gas & Consumable Fuels ............................... — 200,416 — 200,416
Specialty Retail ........................................ — 189,120 — 189,120
Technology Hardware, Storage & Peripherals .................... — 22,000 — 22,000
Foreign Agency Obligations ................................. — 1,141,620 — 1,141,620
Foreign Government Obligations .............................. — 19,260,142 — 19,260,142
Investment Companies .................................... 137,601,344 — — 137,601,344
Municipal Bonds ......................................... — 5,643,097 — 5,643,097
Non-Agency Mortgage-Backed Securities ........................ — 81,897,291 159,293 82,056,584
Other Interests .......................................... — — — —
Preferred Securities
Aerospace & Defense .................................... 110,296 — — 110,296
Automobiles .......................................... — 126,490 — 126,490
Banks ............................................... — 584,321 — 584,321
Broadline Retail ........................................ — 224,146 — 224,146
Capital Markets ........................................ — 190,650 — 190,650
Chemicals ............................................ — 57,947 — 57,947
Construction Materials .................................... — 331,944 — 331,944
Consumer Finance ...................................... — 158,163 — 158,163
Electric Utilities ........................................ — 3,232,868 — 3,232,868
Financial Services ...................................... — 315,309 — 315,309
Independent Power and Renewable Electricity Producers ............ — 93,298 — 93,298
IT Services ........................................... — — 150,036 150,036
Multi-Utilities .......................................... — 1,652,245 — 1,652,245
Oil, Gas & Consumable Fuels ............................... — 495,467 — 495,467
Pharmaceuticals ....................................... — 115,020 — 115,020
Real Estate Management & Development ....................... — 218,430 — 218,430
Software ............................................. — — 353,976 353,976
U.S. Government Sponsored Agency Securities .................... — 557,606,512 — 557,606,512
U.S. Treasury Obligations ................................... — 182,804,904 — 182,804,904
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 1,328,675 — 1,328,675
Money Market Funds ...................................... 48,533,945 — — 48,533,945
Options Purchased
Foreign currency exchange contracts ........................... — 73,062 — 73,062
Interest rate contracts ...................................... 3,680 733,567 — 737,247
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (259,329,328) $ — $ (259,329,328)
$ 188,055,613 $ 891,066,101 $ 5,176,234 $ 1,084,297,948
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 5,498 $ — $ 5,498
Equity contracts ........................................... 580 — — 580
Foreign currency exchange contracts ............................ — 662,468 — 662,468
Interest rate contracts ....................................... 84,954 301,869 — 386,823
Other contracts ........................................... — 20,242 — 20,242
Liabilities
Credit contracts ........................................... — (97,166) — (97,166)
Equity contracts ........................................... (21,641) — — (21,641)
Foreign currency exchange contracts ............................ — (783,489) — (783,489)
Interest rate contracts ....................................... (1,450,592) (3,306,377) — (4,756,969)
Other contracts ........................................... — (19,577) — (19,577)
$ (1,386,699) $ (3,216,532) $ — $ (4,603,231)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BBR Australian Bank Bill Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
KLIBOR Kuala Lumpur Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)